UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Freedom K® 2055 Fund

June 30, 2017

FF-K-55-QTLY-0817
1.927059.106

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	3,157,933	$49,990,081
Fidelity Series 1000 Value Index Fund Class F (a)	4,966,911	60,546,644
Fidelity Series All-Sector Equity Fund Class F (a)	7,317,421	93,662,984
Fidelity Series Blue Chip Growth Fund Class F (a)	6,924,367	94,379,121
Fidelity Series Commodity Strategy Fund Class F (a)(b)	8,128,482	42,105,539
Fidelity Series Equity-Income Fund Class F (a)	8,716,593	115,756,355
Fidelity Series Growth & Income Fund Class F (a)	14,432,557	216,921,326
Fidelity Series Growth Company Fund Class F (a)	11,552,358	184,144,594
Fidelity Series Intrinsic Opportunities Fund Class F (a)	12,175,620	206,376,751
Fidelity Series Opportunistic Insights Fund Class F (a)	6,052,445	103,799,425
Fidelity Series Real Estate Equity Fund Class F (a)	1,479,910	19,520,014
Fidelity Series Small Cap Discovery Fund Class F (a)	2,443,885	28,642,331
Fidelity Series Small Cap Opportunities Fund Class F (a)	5,871,313	84,429,474
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	12,608,230	161,889,673
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,276,389,309)		1,462,164,312

International Equity Funds - 31.5%
Fidelity Series Emerging Markets Fund Class F (a)	12,313,580	233,096,064
Fidelity Series International Growth Fund Class F (a)	14,885,376	227,448,551
Fidelity Series International Small Cap Fund Class F (a)	3,095,406	52,652,850
Fidelity Series International Value Fund Class F (a)	21,998,704	226,586,655
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $658,810,446)		739,784,120

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,517,284	15,628,028
Fidelity Series Floating Rate High Income Fund Class F (a)	590,290	5,607,751
Fidelity Series High Income Fund Class F (a)	3,574,248	34,491,490
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,836,283	18,087,386
Fidelity Series Investment Grade Bond Fund Class F (a)	1,044,350	11,748,935
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	2,502,066	22,043,199
Fidelity Series Real Estate Income Fund Class F (a)	970,251	10,905,624
TOTAL BOND FUNDS
(Cost $117,234,063)		118,512,413

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)	20,004,748	20,004,748
Fidelity Series Short-Term Credit Fund Class F (a)	566,088	5,655,217
TOTAL SHORT-TERM FUNDS
(Cost $25,647,682)		25,659,965
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $2,078,081,500)		2,346,120,810
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,248,913)
NET ASSETS - 100%		$2,344,871,897

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$45,952,424	$3,640,136	$894,869	$--	$49,990,081
Fidelity Series 1000 Value Index Fund Class F	55,805,329	4,444,104	495,389	--	60,546,644
Fidelity Series All-Sector Equity Fund Class F	86,701,898	6,861,117	2,924,556	--	93,662,984
Fidelity Series Blue Chip Growth Fund Class F	88,461,758	7,017,154	7,335,585	--	94,379,121
Fidelity Series Commodity Strategy Fund Class F	36,296,968	7,220,963	240,204	--	42,105,539
Fidelity Series Emerging Markets Debt Fund Class F	14,535,041	1,098,730	100,583	221,412	15,628,028
Fidelity Series Emerging Markets Fund Class F	212,174,349	14,391,507	5,770,597	--	233,096,064
Fidelity Series Equity-Income Fund Class F	211,039,960	13,414,121	110,820,422	707,023	115,756,355
Fidelity Series Floating Rate High Income Fund Class F	5,232,288	423,477	41,910	57,968	5,607,751
Fidelity Series Government Money Market Fund Class F 0.99%	16,406,677	3,737,211	139,140	32,649	20,004,748
Fidelity Series Growth & Income Fund Class F	148,727,674	66,259,703	1,472,037	222,898	216,921,326
Fidelity Series Growth Company Fund Class F	174,129,281	--	4,119,818	--	184,144,594
Fidelity Series High Income Fund Class F	31,976,840	2,638,968	251,457	446,326	34,491,490
Fidelity Series Inflation-Protected Bond Index Fund Class F	17,121,874	1,174,301	134,111	4,892	18,087,386
Fidelity Series International Growth Fund Class F	200,408,559	13,760,318	4,934,796	--	227,448,551
Fidelity Series International Small Cap Fund Class F	45,794,193	3,146,793	1,243,788	--	52,652,850
Fidelity Series International Value Fund Class F	200,717,732	15,207,060	1,602,773	--	226,586,655
Fidelity Series Intrinsic Opportunities Fund Class F	134,367,728	64,514,279	--	--	206,376,751
Fidelity Series Investment Grade Bond Fund Class F	9,982,952	1,833,583	136,148	64,938	11,748,935
Fidelity Series Long-Term Treasury Bond Index Fund Class F	10,399	22,006,493	--	12,796	22,043,199
Fidelity Series Opportunistic Insights Fund Class F	97,017,608	7,689,565	6,855,590	--	103,799,425
Fidelity Series Real Estate Equity Fund Class F	17,938,901	1,484,049	157,724	70,761	19,520,014
Fidelity Series Real Estate Income Fund Class F	10,061,539	803,131	78,989	115,904	10,905,624
Fidelity Series Short-Term Credit Fund Class F	5,262,733	428,828	46,939	19,527	5,655,217
Fidelity Series Small Cap Discovery Fund Class F	26,197,574	2,219,793	231,903	138,986	28,642,331
Fidelity Series Small Cap Opportunities Fund Class F	78,636,566	6,232,559	696,558	--	84,429,474
Fidelity Series Stock Selector Large Cap Value Fund Class F	150,251,661	11,938,884	1,332,218	--	161,889,673
Total	$2,121,210,506	$283,586,827	$152,058,104	$2,116,080	$2,346,120,810

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,083,795,811. Net unrealized appreciation aggregated $262,324,999, of which $274,149,247 related to appreciated investment securities and $11,824,248 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2060 Fund

June 30, 2017

Z60-QTLY-0817
1.9884252.100

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	132	$2,084
Fidelity Series 1000 Value Index Fund (a)	211	2,569
Fidelity Series All-Sector Equity Fund (a)	317	4,065
Fidelity Series Blue Chip Growth Fund (a)	291	3,965
Fidelity Series Commodity Strategy Fund (a)(b)	346	1,774
Fidelity Series Equity-Income Fund (a)	387	5,141
Fidelity Series Growth & Income Fund (a)	617	9,251
Fidelity Series Growth Company Fund (a)	463	7,373
Fidelity Series Intrinsic Opportunities Fund (a)	522	8,832
Fidelity Series Opportunistic Insights Fund (a)	255	4,367
Fidelity Series Real Estate Equity Fund (a)	61	806
Fidelity Series Small Cap Discovery Fund (a)	104	1,220
Fidelity Series Small Cap Opportunities Fund (a)	251	3,585
Fidelity Series Stock Selector Large Cap Value Fund (a)	544	6,973
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,237)		62,005

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	524	9,891
Fidelity Series International Growth Fund (a)	635	9,685
Fidelity Series International Small Cap Fund (a)	133	2,251
Fidelity Series International Value Fund (a)	939	9,641
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,722)		31,468

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund (a)	61	626
Fidelity Series Floating Rate High Income Fund (a)	24	230
Fidelity Series High Income Fund (a)	152	1,466
Fidelity Series Inflation-Protected Bond Index Fund (a)	79	775
Fidelity Series Investment Grade Bond Fund (a)	44	496
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107	941
Fidelity Series Real Estate Income Fund (a)	41	462
TOTAL BOND FUNDS
(Cost $5,016)		4,996

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	820	820
Fidelity Series Short-Term Credit Fund (a)	24	240
TOTAL SHORT-TERM FUNDS
(Cost $1,060)		1,060
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $100,035)		99,529
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,529

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,180	$87	$--	$2,084
Fidelity Series 1000 Value Index Fund	--	2,580	35	--	2,569
Fidelity Series All-Sector Equity Fund	--	4,140	43	--	4,065
Fidelity Series Blue Chip Growth Fund	--	4,410	338	--	3,965
Fidelity Series Commodity Strategy Fund	--	1,764	--	--	1,774
Fidelity Series Emerging Markets Debt Fund	--	632	--	2	626
Fidelity Series Emerging Markets Fund	--	10,010	--	--	9,891
Fidelity Series Equity-Income Fund	--	9,560	4,485	--	5,141
Fidelity Series Floating Rate High Income Fund	--	231	--	1	230
Fidelity Series Government Money Market Fund 0.99%	--	820	--	--	820
Fidelity Series Growth & Income Fund	--	9,233	36	--	9,251
Fidelity Series Growth Company Fund	--	7,540	--	--	7,373
Fidelity Series High Income Fund	--	1,475	--	5	1,466
Fidelity Series Inflation-Protected Bond Index Fund	--	780	--	--	775
Fidelity Series International Growth Fund	--	9,780	--	--	9,685
Fidelity Series International Small Cap Fund	--	2,270	--	--	2,251
Fidelity Series International Value Fund	--	9,660	--	--	9,641
Fidelity Series Intrinsic Opportunities Fund	--	8,822	--	--	8,832
Fidelity Series Investment Grade Bond Fund	--	501	3	1	496
Fidelity Series Long-Term Treasury Bond Index Fund	--	940	--	--	941
Fidelity Series Opportunistic Insights Fund	--	4,790	322	--	4,367
Fidelity Series Real Estate Equity Fund	--	840	41	--	806
Fidelity Series Real Estate Income Fund	--	460	--	--	462
Fidelity Series Short-Term Credit Fund	--	240	--	--	240
Fidelity Series Small Cap Discovery Fund	--	1,215	--	5	1,220
Fidelity Series Small Cap Opportunities Fund	--	3,600	--	--	3,585
Fidelity Series Stock Selector Large Cap Value Fund	--	6,930	--	--	6,973
Total	$--	$105,403	$5,390	$14	$99,529

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $100,035. Net unrealized depreciation aggregated $506, of which $186 related to appreciated investment securities and $692 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2030 Fund

June 30, 2017

FF-K-30-QTLY-0817
1.907115.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	19,822,975	$313,797,702
Fidelity Series 1000 Value Index Fund Class F (a)	31,705,431	386,489,203
Fidelity Series All-Sector Equity Fund Class F (a)	46,210,346	591,492,423
Fidelity Series Blue Chip Growth Fund Class F (a)	43,734,715	596,104,170
Fidelity Series Commodity Strategy Fund Class F (a)(b)	57,058,979	295,565,509
Fidelity Series Equity-Income Fund Class F (a)	55,119,847	731,991,568
Fidelity Series Growth & Income Fund Class F (a)	91,361,941	1,373,169,976
Fidelity Series Growth Company Fund Class F (a)	73,484,173	1,171,337,716
Fidelity Series Intrinsic Opportunities Fund Class F (a)	79,081,681	1,340,434,488
Fidelity Series Opportunistic Insights Fund Class F (a)	38,248,009	655,953,348
Fidelity Series Real Estate Equity Fund Class F (a)	9,239,625	121,870,651
Fidelity Series Small Cap Discovery Fund Class F (a)	15,740,325	184,476,608
Fidelity Series Small Cap Opportunities Fund Class F (a)	37,713,279	542,316,951
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	80,511,214	1,033,763,982
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,349,165,089)		9,338,764,295

International Equity Funds - 27.9%
Fidelity Series Emerging Markets Fund Class F (a)	83,778,156	1,585,920,488
Fidelity Series International Growth Fund Class F (a)	96,585,027	1,475,819,213
Fidelity Series International Small Cap Fund Class F (a)	20,057,760	341,182,505
Fidelity Series International Value Fund Class F (a)	142,820,846	1,471,054,715
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,052,993,311)		4,873,976,921

Bond Funds - 17.6%
Fidelity Series Emerging Markets Debt Fund Class F (a)	11,911,273	122,686,110
Fidelity Series Floating Rate High Income Fund Class F (a)	4,291,133	40,765,759
Fidelity Series High Income Fund Class F (a)	26,560,050	256,304,482
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	14,943,700	147,195,448
Fidelity Series Investment Grade Bond Fund Class F (a)	200,101,151	2,251,137,952
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	18,712,767	164,859,478
Fidelity Series Real Estate Income Fund Class F (a)	7,332,044	82,412,176
TOTAL BOND FUNDS
(Cost $3,062,775,039)		3,065,361,405

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)	148,970,751	148,970,751
Fidelity Series Short-Term Credit Fund Class F (a)	4,230,111	42,258,811
TOTAL SHORT-TERM FUNDS
(Cost $191,148,226)		191,229,562
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $14,656,081,665)		17,469,332,183
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,938,234)
NET ASSETS - 100%		$17,460,393,949

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$317,680,307	$6,991,592	$19,546,188	$--	$313,797,702
Fidelity Series 1000 Value Index Fund Class F	385,193,619	8,523,336	12,360,269	--	386,489,203
Fidelity Series All-Sector Equity Fund Class F	599,142,685	13,156,090	41,160,955	--	591,492,423
Fidelity Series Blue Chip Growth Fund Class F	611,520,784	13,458,830	71,199,551	--	596,104,170
Fidelity Series Commodity Strategy Fund Class F	273,730,100	35,061,191	4,484,520	--	295,565,509
Fidelity Series Emerging Markets Debt Fund Class F	120,685,679	3,741,711	2,556,900	1,795,804	122,686,110
Fidelity Series Emerging Markets Fund Class F	1,548,247,937	29,675,729	80,111,265	--	1,585,920,488
Fidelity Series Equity-Income Fund Class F	1,458,989,113	30,589,217	770,409,682	4,884,740	731,991,568
Fidelity Series Floating Rate High Income Fund Class F	40,625,705	1,248,846	1,065,375	438,004	40,765,759
Fidelity Series Government Money Market Fund Class F 0.99%	128,167,621	24,208,617	3,405,487	248,841	148,970,751
Fidelity Series Growth & Income Fund Class F	1,026,160,285	358,642,145	34,018,749	1,536,930	1,373,169,976
Fidelity Series Growth Company Fund Class F	1,209,107,842	--	135,102,360	--	1,171,337,716
Fidelity Series High Income Fund Class F	253,350,925	8,305,020	6,392,250	3,439,062	256,304,482
Fidelity Series Inflation-Protected Bond Index Fund Class F	148,576,917	2,636,177	3,409,199	41,001	147,195,448
Fidelity Series International Growth Fund Class F	1,394,065,602	26,980,247	69,660,326	--	1,475,819,213
Fidelity Series International Small Cap Fund Class F	318,544,417	6,173,668	17,291,542	--	341,182,505
Fidelity Series International Value Fund Class F	1,396,248,335	26,980,247	35,570,919	--	1,471,054,715
Fidelity Series Intrinsic Opportunities Fund Class F	935,304,930	354,177,202	--	--	1,340,434,488
Fidelity Series Investment Grade Bond Fund Class F	2,045,523,126	222,450,589	31,077,750	12,811,448	2,251,137,952
Fidelity Series Long-Term Treasury Bond Index Fund Class F	1,522,415	163,109,090	16,065	103,856	164,859,478
Fidelity Series Opportunistic Insights Fund Class F	670,648,171	14,754,236	69,754,194	--	655,953,348
Fidelity Series Real Estate Equity Fund Class F	121,339,722	3,168,282	4,320,966	457,911	121,870,651
Fidelity Series Real Estate Income Fund Class F	81,039,110	2,422,968	2,002,904	898,302	82,412,176
Fidelity Series Short-Term Credit Fund Class F	42,306,929	1,060,132	1,193,220	151,829	42,258,811
Fidelity Series Small Cap Discovery Fund Class F	181,847,735	4,911,290	5,287,099	918,071	184,476,608
Fidelity Series Small Cap Opportunities Fund Class F	544,084,113	11,965,052	15,248,785	--	542,316,951
Fidelity Series Stock Selector Large Cap Value Fund Class F	1,039,018,095	22,904,426	34,680,535	--	1,033,763,982
Total	$16,892,672,219	$1,397,295,930	$1,471,327,055	$27,725,799	$17,469,332,183

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $14,699,217,452. Net unrealized appreciation aggregated $2,770,114,731, of which $2,877,502,513 related to appreciated investment securities and $107,387,782 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2050 Fund

June 30, 2017

Z50-QTLY-0817
1.9884248.100

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	132	$2,085
Fidelity Series 1000 Value Index Fund (a)	209	2,543
Fidelity Series All-Sector Equity Fund (a)	316	4,048
Fidelity Series Blue Chip Growth Fund (a)	312	4,254
Fidelity Series Commodity Strategy Fund (a)(b)	341	1,748
Fidelity Series Equity-Income Fund (a)	367	4,872
Fidelity Series Growth & Income Fund (a)	606	9,090
Fidelity Series Growth Company Fund (a)	495	7,890
Fidelity Series Intrinsic Opportunities Fund (a)	511	8,655
Fidelity Series Opportunistic Insights Fund (a)	255	4,368
Fidelity Series Real Estate Equity Fund (a)	61	806
Fidelity Series Small Cap Discovery Fund (a)	102	1,199
Fidelity Series Small Cap Opportunities Fund (a)	247	3,535
Fidelity Series Stock Selector Large Cap Value Fund (a)	533	6,843
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,192)		61,936

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	522	9,860
Fidelity Series International Growth Fund (a)	635	9,675
Fidelity Series International Small Cap Fund (a)	132	2,242
Fidelity Series International Value Fund (a)	939	9,641
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,670)		31,418

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund (a)	66	676
Fidelity Series Floating Rate High Income Fund (a)	25	240
Fidelity Series High Income Fund (a)	152	1,466
Fidelity Series Inflation-Protected Bond Index Fund (a)	80	785
Fidelity Series Investment Grade Bond Fund (a)	44	496
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107	941
Fidelity Series Real Estate Income Fund (a)	41	462
TOTAL BOND FUNDS
(Cost $5,087)		5,066

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	840	840
Fidelity Series Short-Term Credit Fund (a)	25	250
TOTAL SHORT-TERM FUNDS
(Cost $1,090)		1,090
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $100,039)		99,510
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,510

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,140	$47	$--	$2,085
Fidelity Series 1000 Value Index Fund	--	2,520	--	--	2,543
Fidelity Series All-Sector Equity Fund	--	4,080	--	--	4,048
Fidelity Series Blue Chip Growth Fund	--	4,360	--	--	4,254
Fidelity Series Commodity Strategy Fund	--	1,739	--	--	1,748
Fidelity Series Emerging Markets Debt Fund	--	683	--	3	676
Fidelity Series Emerging Markets Fund	--	9,980	--	--	9,860
Fidelity Series Equity-Income Fund	--	9,510	4,704	--	4,872
Fidelity Series Floating Rate High Income Fund	--	241	--	1	240
Fidelity Series Government Money Market Fund 0.99%	--	840	--	--	840
Fidelity Series Growth & Income Fund	--	9,037	--	--	9,090
Fidelity Series Growth Company Fund	--	8,380	305	--	7,890
Fidelity Series High Income Fund	--	1,475	--	5	1,466
Fidelity Series Inflation-Protected Bond Index Fund	--	790	--	--	785
Fidelity Series International Growth Fund	--	9,770	--	--	9,675
Fidelity Series International Small Cap Fund	--	2,260	--	--	2,242
Fidelity Series International Value Fund	--	9,660	--	--	9,641
Fidelity Series Intrinsic Opportunities Fund	--	8,645	--	--	8,655
Fidelity Series Investment Grade Bond Fund	--	501	3	1	496
Fidelity Series Long-Term Treasury Bond Index Fund	--	940	--	--	941
Fidelity Series Opportunistic Insights Fund	--	4,730	262	--	4,368
Fidelity Series Real Estate Equity Fund	--	810	10	--	806
Fidelity Series Real Estate Income Fund	--	460	--	--	462
Fidelity Series Short-Term Credit Fund	--	250	--	--	250
Fidelity Series Small Cap Discovery Fund	--	1,195	--	5	1,199
Fidelity Series Small Cap Opportunities Fund	--	3,550	--	--	3,535
Fidelity Series Stock Selector Large Cap Value Fund	--	6,800	--	--	6,843
Total	$--	$105,346	$5,331	$15	$99,510

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $100,039. Net unrealized depreciation aggregated $529, of which $182 related to appreciated investment securities and $711 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2005 Fund

June 30, 2017

FF-K-05-QTLY-0817
1.907104.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	188,396	$2,982,316
Fidelity Series 1000 Value Index Fund Class F (a)	301,314	3,673,018
Fidelity Series All-Sector Equity Fund Class F (a)	438,825	5,616,964
Fidelity Series Blue Chip Growth Fund Class F (a)	415,359	5,661,346
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,426,341	7,388,447
Fidelity Series Equity-Income Fund Class F (a)	523,337	6,949,920
Fidelity Series Growth & Income Fund Class F (a)	877,506	13,188,916
Fidelity Series Growth Company Fund Class F (a)	696,995	11,110,098
Fidelity Series Intrinsic Opportunities Fund Class F (a)	815,272	13,818,858
Fidelity Series Opportunistic Insights Fund Class F (a)	363,197	6,228,825
Fidelity Series Real Estate Equity Fund Class F (a)	88,052	1,161,402
Fidelity Series Small Cap Discovery Fund Class F (a)	149,932	1,757,207
Fidelity Series Small Cap Opportunities Fund Class F (a)	359,470	5,169,185
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	764,276	9,813,298
TOTAL DOMESTIC EQUITY FUNDS
(Cost $72,739,719)		94,519,800

International Equity Funds - 14.5%
Fidelity Series Emerging Markets Fund Class F (a)	1,207,473	22,857,460
Fidelity Series International Growth Fund Class F (a)	1,067,741	16,315,079
Fidelity Series International Small Cap Fund Class F (a)	218,425	3,715,414
Fidelity Series International Value Fund Class F (a)	1,576,623	16,239,214
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,627,088)		59,127,167

Bond Funds - 41.0%
Fidelity Series Emerging Markets Debt Fund Class F (a)	298,535	3,074,907
Fidelity Series Floating Rate High Income Fund Class F (a)	104,789	995,494
Fidelity Series High Income Fund Class F (a)	636,663	6,143,795
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,339,197	13,191,090
Fidelity Series Investment Grade Bond Fund Class F (a)	12,289,242	138,253,970
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	439,009	3,867,668
Fidelity Series Real Estate Income Fund Class F (a)	175,711	1,974,988
TOTAL BOND FUNDS
(Cost $168,612,571)		167,501,912

Short-Term Funds - 21.4%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)	66,170,058	66,170,058
Fidelity Series Short-Term Credit Fund Class F (a)	2,124,044	21,219,204
TOTAL SHORT-TERM FUNDS
(Cost $87,376,266)		87,389,262
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $374,355,644)		408,538,141
NET OTHER ASSETS (LIABILITIES) - 0.0%		(149,085)
NET ASSETS - 100%		$408,389,056

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$3,234,426	$85,882	$425,713	$--	$2,982,316
Fidelity Series 1000 Value Index Fund Class F	3,954,113	104,987	437,202	--	3,673,018
Fidelity Series All-Sector Equity Fund Class F	6,100,538	161,933	853,128	--	5,616,964
Fidelity Series Blue Chip Growth Fund Class F	6,224,609	165,569	1,161,642	--	5,661,346
Fidelity Series Commodity Strategy Fund Class F	6,786,042	1,038,289	218,634	--	7,388,447
Fidelity Series Emerging Markets Debt Fund Class F	3,039,411	101,466	86,765	45,083	3,074,907
Fidelity Series Emerging Markets Fund Class F	22,952,301	529,416	1,927,473	--	22,857,460
Fidelity Series Equity-Income Fund Class F	14,899,753	399,824	8,469,344	49,855	6,949,920
Fidelity Series Floating Rate High Income Fund Class F	998,472	34,214	36,152	10,720	995,494
Fidelity Series Government Money Market Fund Class F 0.99%	64,415,923	3,897,397	2,143,261	118,285	66,170,058
Fidelity Series Growth & Income Fund Class F	10,490,136	3,481,130	1,010,046	15,702	13,188,916
Fidelity Series Growth Company Fund Class F	12,312,715	--	2,186,041	--	11,110,098
Fidelity Series High Income Fund Class F	6,111,498	223,627	216,912	82,660	6,143,795
Fidelity Series Inflation-Protected Bond Index Fund Class F	13,412,859	322,263	490,218	3,681	13,191,090
Fidelity Series International Growth Fund Class F	15,159,930	359,312	557,127	--	16,315,079
Fidelity Series International Small Cap Fund Class F	3,388,703	84,501	117,293	--	3,715,414
Fidelity Series International Value Fund Class F	15,181,929	662,723	514,099	--	16,239,214
Fidelity Series Intrinsic Opportunities Fund Class F	9,850,585	3,429,692	--	--	13,818,858
Fidelity Series Investment Grade Bond Fund Class F	136,259,465	5,411,930	4,392,779	834,076	138,253,970
Fidelity Series Long-Term Treasury Bond Index Fund Class F	139,123	3,723,313	3,276	2,704	3,867,668
Fidelity Series Opportunistic Insights Fund Class F	6,827,445	181,668	1,192,729	--	6,228,825
Fidelity Series Real Estate Equity Fund Class F	1,256,933	38,100	150,429	4,564	1,161,402
Fidelity Series Real Estate Income Fund Class F	1,954,263	65,753	68,006	21,544	1,974,988
Fidelity Series Short-Term Credit Fund Class F	21,372,304	579,810	775,917	76,347	21,219,204
Fidelity Series Small Cap Discovery Fund Class F	1,867,333	58,479	198,084	9,065	1,757,207
Fidelity Series Small Cap Opportunities Fund Class F	5,579,032	147,094	571,059	--	5,169,185
Fidelity Series Stock Selector Large Cap Value Fund Class F	10,622,583	281,558	1,155,379	--	9,813,298
Total	$404,392,424	$25,569,930	$29,358,708	$1,274,286	$408,538,141

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $375,509,524. Net unrealized appreciation aggregated $33,028,617, of which $36,980,982 related to appreciated investment securities and $3,952,365 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2035 Fund

June 30, 2017

F35-QTLY-0817
1.818371.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	9,703,502	$153,606,430
Fidelity Series 1000 Value Index Fund (a)	15,069,569	183,698,048
Fidelity Series All-Sector Equity Fund (a)	22,430,808	287,562,953
Fidelity Series Blue Chip Growth Fund (a)	21,272,217	289,727,592
Fidelity Series Commodity Strategy Fund (a)(b)	24,434,800	125,106,177
Fidelity Series Equity-Income Fund (a)	26,713,474	354,754,932
Fidelity Series Growth & Income Fund (a)	43,557,588	653,363,827
Fidelity Series Growth Company Fund (a)	35,514,397	565,744,349
Fidelity Series Intrinsic Opportunities Fund (a)	36,457,330	617,222,592
Fidelity Series Opportunistic Insights Fund (a)	18,608,189	318,572,198
Fidelity Series Real Estate Equity Fund (a)	4,437,875	58,535,566
Fidelity Series Small Cap Discovery Fund (a)	7,425,411	87,025,822
Fidelity Series Small Cap Opportunities Fund (a)	17,973,497	256,841,279
Fidelity Series Stock Selector Large Cap Value Fund (a)	38,372,639	492,320,964
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,479,704,245)		4,444,082,729

International Equity Funds - 31.3%
Fidelity Series Emerging Markets Fund (a)	37,832,966	714,286,398
Fidelity Series International Growth Fund (a)	45,565,280	694,414,865
Fidelity Series International Small Cap Fund (a)	9,468,726	160,684,279
Fidelity Series International Value Fund (a)	67,355,310	691,739,033
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,890,945,466)		2,261,124,575

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	4,852,724	49,983,060
Fidelity Series Floating Rate High Income Fund (a)	1,776,631	16,877,994
Fidelity Series High Income Fund (a)	11,003,694	106,185,646
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,240,617	61,345,262
Fidelity Series Investment Grade Bond Fund (a)	10,574,300	118,855,134
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,728,818	68,090,885
Fidelity Series Real Estate Income Fund (a)	3,023,832	33,987,871
TOTAL BOND FUNDS
(Cost $454,037,391)		455,325,852

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	61,760,058	61,760,058
Fidelity Series Short-Term Credit Fund (a)	1,736,738	17,350,013
TOTAL SHORT-TERM FUNDS
(Cost $79,077,114)		79,110,071
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $5,903,764,216)		7,239,643,227
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,505,299)
NET ASSETS - 100%		$7,235,137,928

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$148,282,227	$3,236,909	$1,969,416	$--	$153,606,430
Fidelity Series 1000 Value Index Fund	179,592,513	3,950,617	2,404,696	--	183,698,048
Fidelity Series All-Sector Equity Fund	279,645,931	6,097,875	7,688,708	--	287,562,953
Fidelity Series Blue Chip Growth Fund	285,318,640	6,235,627	21,581,515	--	289,727,592
Fidelity Series Commodity Strategy Fund	111,388,669	18,379,094	1,284,996	--	125,106,177
Fidelity Series Emerging Markets Debt Fund	48,645,752	1,504,130	495,109	715,755	49,983,060
Fidelity Series Emerging Markets Fund	685,552,413	13,050,155	23,456,497	--	714,286,398
Fidelity Series Equity-Income Fund	681,088,437	13,477,535	345,899,376	2,068,598	354,754,932
Fidelity Series Floating Rate High Income Fund	16,615,127	504,637	206,295	176,136	16,877,994
Fidelity Series Government Money Market Fund 0.99%	53,467,356	8,929,692	636,990	103,029	61,760,058
Fidelity Series Growth & Income Fund	479,148,645	170,531,896	6,720,318	521,875	653,363,827
Fidelity Series Growth Company Fund	564,837,431	--	44,462,029	--	565,744,349
Fidelity Series High Income Fund	103,635,702	3,362,632	1,237,773	1,392,153	106,185,646
Fidelity Series Inflation-Protected Bond Index Fund	61,194,766	1,060,024	660,146	9,057	61,345,262
Fidelity Series International Growth Fund	645,735,531	12,436,309	21,070,329	--	694,414,865
Fidelity Series International Small Cap Fund	147,541,592	2,844,490	5,289,513	--	160,684,279
Fidelity Series International Value Fund	647,425,663	13,913,895	7,737,684	--	691,739,033
Fidelity Series Intrinsic Opportunities Fund	425,390,545	168,667,896	--	--	617,222,592
Fidelity Series Investment Grade Bond Fund	81,635,475	37,819,620	1,093,175	539,702	118,855,134
Fidelity Series Long-Term Treasury Bond Index Fund	31,462	67,977,354	623	40,229	68,090,885
Fidelity Series Opportunistic Insights Fund	313,087,328	6,835,313	20,412,925	--	318,572,198
Fidelity Series Real Estate Equity Fund	57,029,392	1,437,613	767,185	180,405	58,535,566
Fidelity Series Real Estate Income Fund	32,984,692	973,025	389,024	354,403	33,987,871
Fidelity Series Short-Term Credit Fund	17,120,293	426,487	231,051	58,656	17,350,013
Fidelity Series Small Cap Discovery Fund	84,431,775	2,234,787	1,125,552	383,283	87,025,822
Fidelity Series Small Cap Opportunities Fund	253,917,431	5,543,114	3,373,463	--	256,841,279
Fidelity Series Stock Selector Large Cap Value Fund	485,084,612	10,613,380	6,454,678	--	492,320,964
Total	$6,889,829,400	$582,044,106	$526,649,066	$6,543,281	$7,239,643,227

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $5,918,684,107. Net unrealized appreciation aggregated $1,320,959,120, of which $1,357,102,505 related to appreciated investment securities and $36,143,385 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2010 Fund

June 30, 2017

AFF10-QTLY-0817
1.818354.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,044,561	$14,237,366
Fidelity Advisor Series Equity-Income Fund (a)	1,302,145	17,240,394
Fidelity Advisor Series Growth & Income Fund (a)	1,803,843	26,750,999
Fidelity Advisor Series Growth Opportunities Fund (a)	755,594	9,407,150
Fidelity Advisor Series Opportunistic Insights Fund (a)	757,678	13,198,744
Fidelity Advisor Series Small Cap Fund (a)	626,126	7,388,289
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	1,330,469	17,309,403
Fidelity Series 100 Index Fund (a)	473,010	7,487,748
Fidelity Series 1000 Value Index Fund (a)	249,025	3,035,610
Fidelity Series All-Sector Equity Fund (a)	787,987	10,101,990
Fidelity Series Commodity Strategy Fund (a)(b)	1,692,400	8,665,088
Fidelity Series Real Estate Equity Fund (a)	137,697	1,816,219
Fidelity Series Small Cap Opportunities Fund (a)	616,454	8,809,123
TOTAL DOMESTIC EQUITY FUNDS
(Cost $112,360,842)		145,448,123

International Equity Funds - 17.5%
Fidelity Series Emerging Markets Fund (a)	1,714,473	32,369,258
Fidelity Series International Growth Fund (a)	1,610,885	24,549,882
Fidelity Series International Small Cap Fund (a)	336,809	5,715,655
Fidelity Series International Value Fund (a)	2,376,517	24,406,831
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $66,036,410)		87,041,626

Bond Funds - 37.0%
Fidelity Series Emerging Markets Debt Fund (a)	370,219	3,813,253
Fidelity Series Floating Rate High Income Fund (a)	128,977	1,225,285
Fidelity Series High Income Fund (a)	777,427	7,502,167
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,303,956	12,817,887
Fidelity Series Investment Grade Bond Fund (a)	13,491,653	151,646,183
Fidelity Series Long-Term Treasury Bond Index Fund (a)	538,675	4,745,726
Fidelity Series Real Estate Income Fund (a)	217,744	2,447,441
TOTAL BOND FUNDS
(Cost $180,132,275)		184,197,942

Short-Term Funds - 16.4%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,899,200	18,973,006
Fidelity Series Government Money Market Fund 0.99% (a)(c)	63,003,133	63,003,133
TOTAL SHORT-TERM FUNDS
(Cost $81,969,676)		81,976,139
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $440,499,203)		498,663,830
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(342,596)
NET ASSETS - 100%		$498,321,234

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$15,656,078	$73,916	$2,693,725	$--	$14,237,366
Fidelity Advisor Series Equity-Income Fund	28,203,890	190,968	11,355,405	85,811	17,240,394
Fidelity Advisor Series Growth & Income Fund	19,458,116	8,229,760	1,354,743	--	26,750,999
Fidelity Advisor Series Growth Opportunities Fund	10,275,629	48,372	1,672,209	--	9,407,150
Fidelity Advisor Series Opportunistic Insights Fund	14,545,452	68,652	2,352,796	--	13,198,744
Fidelity Advisor Series Short-Term Credit Fund	19,797,584	166,903	1,011,800	67,023	18,973,006
Fidelity Advisor Series Small Cap Fund	7,871,358	36,925	801,181	--	7,388,289
Fidelity Advisor Series Stock Selector Large Cap Value Fund	18,778,707	88,625	1,668,768	--	17,309,403
Fidelity Series 100 Index Fund	8,059,670	38,094	826,166	--	7,487,748
Fidelity Series 1000 Value Index Fund	3,126,118	14,692	148,042	--	3,035,610
Fidelity Series All-Sector Equity Fund	10,931,420	51,530	1,247,232	--	10,101,990
Fidelity Series Commodity Strategy Fund	8,363,369	959,263	404,740	--	8,665,088
Fidelity Series Emerging Markets Debt Fund	3,863,369	70,493	147,500	55,916	3,813,253
Fidelity Series Emerging Markets Fund	33,634,127	157,928	3,317,207	--	32,369,258
Fidelity Series Floating Rate High Income Fund	1,270,072	19,260	61,458	13,186	1,225,285
Fidelity Series Government Money Market Fund 0.99%	62,061,398	3,761,228	2,819,493	112,922	63,003,133
Fidelity Series High Income Fund	7,700,215	137,778	368,750	101,336	7,502,167
Fidelity Series Inflation-Protected Bond Index Fund	13,476,555	68,723	676,035	1,920	12,817,887
Fidelity Series International Growth Fund	23,784,996	115,186	1,438,559	--	24,549,882
Fidelity Series International Small Cap Fund	5,424,288	26,335	301,236	--	5,715,655
Fidelity Series International Value Fund	23,846,343	270,850	1,096,784	--	24,406,831
Fidelity Series Investment Grade Bond Fund	153,919,482	3,466,020	6,841,779	905,116	151,646,183
Fidelity Series Long-Term Treasury Bond Index Fund	155,146	4,588,761	8,584	3,430	4,745,726
Fidelity Series Real Estate Equity Fund	1,862,474	14,417	87,564	5,712	1,816,219
Fidelity Series Real Estate Income Fund	2,494,077	37,540	115,639	26,026	2,447,441
Fidelity Series Small Cap Opportunities Fund	9,440,735	44,306	701,146	--	8,809,123
Total	$508,000,668	$22,746,525	$43,518,541	$1,378,398	$498,663,830

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $441,460,747. Net unrealized appreciation aggregated $57,203,083, of which $60,060,522 related to appreciated investment securities and $2,857,439 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2030 Fund

June 30, 2017

Z30-QTLY-0817
1.9884240.100

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	113	$1,784
Fidelity Series 1000 Value Index Fund (a)	180	2,199
Fidelity Series All-Sector Equity Fund (a)	263	3,369
Fidelity Series Blue Chip Growth Fund (a)	249	3,396
Fidelity Series Commodity Strategy Fund (a)(b)	327	1,673
Fidelity Series Equity-Income Fund (a)	314	4,170
Fidelity Series Growth & Income Fund (a)	520	7,804
Fidelity Series Growth Company Fund (a)	420	6,697
Fidelity Series Intrinsic Opportunities Fund (a)	444	7,519
Fidelity Series Opportunistic Insights Fund (a)	227	3,882
Fidelity Series Real Estate Equity Fund (a)	52	690
Fidelity Series Small Cap Discovery Fund (a)	89	1,048
Fidelity Series Small Cap Opportunities Fund (a)	215	3,067
Fidelity Series Stock Selector Large Cap Value Fund (a)	459	5,892
TOTAL DOMESTIC EQUITY FUNDS
(Cost $53,401)		53,190

International Equity Funds - 27.9%
Fidelity Series Emerging Markets Fund (a)	478	9,020
Fidelity Series International Growth Fund (a)	553	8,427
Fidelity Series International Small Cap Fund (a)	115	1,944
Fidelity Series International Value Fund (a)	818	8,404
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $28,020)		27,795

Bond Funds - 17.6%
Fidelity Series Emerging Markets Debt Fund (a)	68	696
Fidelity Series Floating Rate High Income Fund (a)	24	230
Fidelity Series High Income Fund (a)	152	1,466
Fidelity Series Inflation-Protected Bond Index Fund (a)	86	844
Fidelity Series Investment Grade Bond Fund (a)	1,141	12,819
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107	941
Fidelity Series Real Estate Income Fund (a)	42	473
TOTAL BOND FUNDS
(Cost $17,534)		17,469

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	851	851
Fidelity Series Short-Term Credit Fund (a)	24	240
TOTAL SHORT-TERM FUNDS
(Cost $1,091)		1,091
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $100,046)		99,545
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,545

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,860	$69	$--	$1,784
Fidelity Series 1000 Value Index Fund	--	2,190	11	--	2,199
Fidelity Series All-Sector Equity Fund	--	3,540	144	--	3,369
Fidelity Series Blue Chip Growth Fund	--	3,700	214	--	3,396
Fidelity Series Commodity Strategy Fund	--	1,664	--	--	1,673
Fidelity Series Emerging Markets Debt Fund	--	703	--	3	696
Fidelity Series Emerging Markets Fund	--	9,130	--	--	9,020
Fidelity Series Equity-Income Fund	--	7,920	3,804	--	4,170
Fidelity Series Floating Rate High Income Fund	--	231	--	1	230
Fidelity Series Government Money Market Fund 0.99%	--	851	--	--	851
Fidelity Series Growth & Income Fund	--	7,758	--	--	7,804
Fidelity Series Growth Company Fund	--	7,260	402	--	6,697
Fidelity Series High Income Fund	--	1,475	--	5	1,466
Fidelity Series Inflation-Protected Bond Index Fund	--	850	--	--	844
Fidelity Series International Growth Fund	--	8,510	--	--	8,427
Fidelity Series International Small Cap Fund	--	1,960	--	--	1,944
Fidelity Series International Value Fund	--	8,420	--	--	8,404
Fidelity Series Intrinsic Opportunities Fund	--	7,510	--	--	7,519
Fidelity Series Investment Grade Bond Fund	--	12,865	--	19	12,819
Fidelity Series Long-Term Treasury Bond Index Fund	--	940	--	--	941
Fidelity Series Opportunistic Insights Fund	--	4,040	73	--	3,882
Fidelity Series Real Estate Equity Fund	--	700	15	--	690
Fidelity Series Real Estate Income Fund	--	470	--	--	473
Fidelity Series Short-Term Credit Fund	--	240	--	--	240
Fidelity Series Small Cap Discovery Fund	--	1,045	--	5	1,048
Fidelity Series Small Cap Opportunities Fund	--	3,080	--	--	3,067
Fidelity Series Stock Selector Large Cap Value Fund	--	5,910	55	--	5,892
Total	$--	$104,822	$4,787	$33	$99,545

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $100,046. Net unrealized depreciation aggregated $501, of which $159 related to appreciated investment securities and $660 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2020 Fund

June 30, 2017

FRX-X20-QTLY-0817
1.906840.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $881,014,702)	19,429,110	1,360,231,984

Commodity Funds - 1.2%
Fidelity Commodity Strategy Fund - Class F (a)(b)
(Cost $41,144,879)	4,115,864	40,870,528

International Equity Funds - 17.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $530,652,447)	49,032,135	599,663,013

Bond Funds - 30.3%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $1,038,036,804)	89,343,413	1,036,383,591

Inflation-Protected Bond Funds - 2.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $89,769,102)	8,825,313	86,929,334

Short-Term Funds - 8.8%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)
(Cost $300,996,504)	300,996,504	300,996,504
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,881,614,438)		3,425,074,954
NET OTHER ASSETS (LIABILITIES) - 0.0%		(257,234)
NET ASSETS - 100%		$3,424,817,720

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Strategy Fund - Class F	$--	$41,382,604	$232,269	$--	$40,870,528
Fidelity Series Commodity Strategy Fund Class F	39,123,698	1,583,496	39,745,802	--	--
Fidelity Series Global ex U.S. Index Fund	581,860,969	15,731,516	32,478,820	--	599,663,013
Fidelity Series Government Money Market Fund Class F 0.99%	283,399,194	20,309,110	2,711,800	527,443	300,996,504
Fidelity Series Inflation-Protected Bond Index Fund Class F	82,300,437	5,771,345	787,149	23,293	86,929,334
Fidelity Total Market Index Fund Class F	1,309,507,950	42,322,775	25,687,983	3,744,536	1,360,231,984
Fidelity U.S. Bond Index Fund Class F	994,090,731	46,569,941	11,184,692	6,362,686	1,036,383,591
Total	$3,290,282,979	$173,670,787	$112,828,515	$10,657,958	$3,425,074,954

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,891,842,554. Net unrealized appreciation aggregated $533,232,400, of which $547,233,891 related to appreciated investment securities and $14,001,491 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2050 Fund

June 30, 2017

FF-K-50-QTLY-0817
1.907123.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	9,243,239	$146,320,467
Fidelity Series 1000 Value Index Fund Class F (a)	14,355,291	174,990,994
Fidelity Series All-Sector Equity Fund Class F (a)	21,459,371	274,679,948
Fidelity Series Blue Chip Growth Fund Class F (a)	20,299,816	276,686,488
Fidelity Series Commodity Strategy Fund Class F (a)(b)	23,467,722	121,562,798
Fidelity Series Equity-Income Fund Class F (a)	25,528,638	339,020,311
Fidelity Series Growth & Income Fund Class F (a)	41,733,045	627,247,672
Fidelity Series Growth Company Fund Class F (a)	33,847,553	539,529,990
Fidelity Series Intrinsic Opportunities Fund Class F (a)	36,009,845	610,366,875
Fidelity Series Opportunistic Insights Fund Class F (a)	17,732,319	304,109,269
Fidelity Series Real Estate Equity Fund Class F (a)	4,225,225	55,730,720
Fidelity Series Small Cap Discovery Fund Class F (a)	7,081,167	82,991,282
Fidelity Series Small Cap Opportunities Fund Class F (a)	17,038,184	245,009,088
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	36,546,160	469,252,689
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,500,952,620)		4,267,498,591

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund Class F (a)	35,963,606	680,791,057
Fidelity Series International Growth Fund Class F (a)	43,478,167	664,346,397
Fidelity Series International Small Cap Fund Class F (a)	9,049,547	153,932,799
Fidelity Series International Value Fund Class F (a)	64,230,865	661,577,906
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,855,959,986)		2,160,648,159

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	4,534,612	46,706,506
Fidelity Series Floating Rate High Income Fund Class F (a)	1,713,719	16,280,329
Fidelity Series High Income Fund Class F (a)	10,437,224	100,719,210
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	5,445,529	53,638,460
Fidelity Series Investment Grade Bond Fund Class F (a)	3,044,523	34,250,882
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	7,332,175	64,596,463
Fidelity Series Real Estate Income Fund Class F (a)	2,832,309	31,835,153
TOTAL BOND FUNDS
(Cost $344,206,430)		348,027,003

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)	58,033,346	58,033,346
Fidelity Series Short-Term Credit Fund Class F (a)	1,693,490	16,917,964
TOTAL SHORT-TERM FUNDS
(Cost $74,914,701)		74,951,310
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $5,776,033,737)		6,851,125,063
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,730,773)
NET ASSETS - 100%		$6,847,394,290

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$140,921,772	$5,871,964	$4,373,720	$--	$146,320,467
Fidelity Series 1000 Value Index Fund Class F	170,803,188	7,168,773	5,319,485	--	174,990,994
Fidelity Series All-Sector Equity Fund Class F	265,850,250	11,067,696	11,384,399	--	274,679,948
Fidelity Series Blue Chip Growth Fund Class F	271,300,189	11,319,517	24,874,971	--	276,686,488
Fidelity Series Commodity Strategy Fund Class F	108,761,537	17,198,622	902,377	--	121,562,798
Fidelity Series Emerging Markets Debt Fund Class F	45,379,730	2,097,427	1,074,090	682,584	46,706,506
Fidelity Series Emerging Markets Fund Class F	651,363,432	23,544,155	31,528,229	--	680,791,057
Fidelity Series Equity-Income Fund Class F	647,690,975	22,883,227	337,814,120	2,174,522	339,020,311
Fidelity Series Floating Rate High Income Fund Class F	15,981,632	764,007	447,538	174,419	16,280,329
Fidelity Series Government Money Market Fund Class F 0.99%	50,429,456	9,089,713	1,485,823	98,251	58,033,346
Fidelity Series Growth & Income Fund Class F	455,615,638	179,432,035	17,962,878	684,296	627,247,672
Fidelity Series Growth Company Fund Class F	535,074,791	--	38,870,186	--	539,529,990
Fidelity Series High Income Fund Class F	98,120,128	4,885,893	2,685,224	1,349,140	100,719,210
Fidelity Series Inflation-Protected Bond Index Fund Class F	53,394,229	1,901,231	1,432,119	14,955	53,638,460
Fidelity Series International Growth Fund Class F	614,571,162	22,518,893	28,086,030	--	664,346,397
Fidelity Series International Small Cap Fund Class F	140,431,151	5,148,905	6,683,323	--	153,932,799
Fidelity Series International Value Fund Class F	615,522,266	26,168,738	17,288,256	--	661,577,906
Fidelity Series Intrinsic Opportunities Fund Class F	411,438,776	176,291,054	--	--	610,366,875
Fidelity Series Investment Grade Bond Fund Class F	29,430,136	5,561,656	940,298	191,074	34,250,882
Fidelity Series Long-Term Treasury Bond Index Fund Class F	31,987	64,485,362	--	38,476	64,596,463
Fidelity Series Opportunistic Insights Fund Class F	297,530,937	12,404,121	23,876,944	--	304,109,269
Fidelity Series Real Estate Equity Fund Class F	54,177,774	2,488,005	1,694,590	208,440	55,730,720
Fidelity Series Real Estate Income Fund Class F	30,854,936	1,455,938	841,380	347,746	31,835,153
Fidelity Series Short-Term Credit Fund Class F	16,664,796	720,896	501,243	60,663	16,917,964
Fidelity Series Small Cap Discovery Fund Class F	80,354,818	3,771,266	2,495,989	414,645	82,991,282
Fidelity Series Small Cap Opportunities Fund Class F	241,705,313	10,053,827	7,479,478	--	245,009,088
Fidelity Series Stock Selector Large Cap Value Fund Class F	461,290,535	19,258,834	14,300,792	--	469,252,689
Total	$6,504,691,534	$647,551,755	$584,343,482	$6,439,211	$6,851,125,063

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $5,787,549,900. Net unrealized appreciation aggregated $6,851,125,063, of which $1,093,771,751 related to appreciated investment securities and $30,196,588 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2055 Fund

June 30, 2017

AFF55-QTLY-0817
1.927047.106

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	2,070,962	$28,227,210
Fidelity Advisor Series Equity-Income Fund (a)	2,573,222	34,069,459
Fidelity Advisor Series Growth & Income Fund (a)	3,443,131	51,061,641
Fidelity Advisor Series Growth Opportunities Fund (a)	1,506,398	18,754,660
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,503,346	26,188,285
Fidelity Advisor Series Small Cap Fund (a)	1,212,060	14,302,302
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,547,115	33,137,969
Fidelity Series 100 Index Fund (a)	924,921	14,641,498
Fidelity Series 1000 Value Index Fund (a)	460,084	5,608,421
Fidelity Series All-Sector Equity Fund (a)	1,558,620	19,981,513
Fidelity Series Commodity Strategy Fund (a)(b)	1,518,906	7,776,801
Fidelity Series Real Estate Equity Fund (a)	253,973	3,349,898
Fidelity Series Small Cap Opportunities Fund (a)	1,172,142	16,749,906
TOTAL DOMESTIC EQUITY FUNDS
(Cost $239,772,282)		273,849,563

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	2,316,131	43,728,546
Fidelity Series International Growth Fund (a)	2,799,709	42,667,561
Fidelity Series International Small Cap Fund (a)	581,825	9,873,576
Fidelity Series International Value Fund (a)	4,138,968	42,507,199
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $123,134,852)		138,776,882

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund (a)	288,430	2,970,829
Fidelity Series Floating Rate High Income Fund (a)	108,492	1,030,674
Fidelity Series High Income Fund (a)	674,421	6,508,162
Fidelity Series Inflation-Protected Bond Index Fund (a)	350,013	3,440,632
Fidelity Series Investment Grade Bond Fund (a)	194,689	2,188,305
Fidelity Series Long-Term Treasury Bond Index Fund (a)	473,916	4,175,196
Fidelity Series Real Estate Income Fund (a)	182,071	2,046,473
TOTAL BOND FUNDS
(Cost $22,181,944)		22,360,271

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	97,150	970,532
Fidelity Series Government Money Market Fund 0.99% (a)(c)	3,753,478	3,753,478
TOTAL SHORT-TERM FUNDS
(Cost $4,722,832)		4,724,010
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $389,811,910)		439,710,726
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(345,280)
NET ASSETS - 100%		$439,365,446

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$26,621,622	$1,773,846	$2,281,054	$--	$28,227,210
Fidelity Advisor Series Equity-Income Fund	47,287,802	2,765,832	16,399,964	144,318	34,069,459
Fidelity Advisor Series Growth & Income Fund	32,766,556	18,350,975	807,606	--	51,061,641
Fidelity Advisor Series Growth Opportunities Fund	17,540,956	1,162,004	1,301,045	--	18,754,660
Fidelity Advisor Series Opportunistic Insights Fund	24,747,674	1,648,795	1,828,309	--	26,188,285
Fidelity Advisor Series Short-Term Credit Fund	911,479	81,205	23,048	3,263	970,532
Fidelity Advisor Series Small Cap Fund	13,158,231	906,176	267,694	--	14,302,302
Fidelity Advisor Series Stock Selector Large Cap Value Fund	31,395,884	2,175,861	642,843	--	33,137,969
Fidelity Series 100 Index Fund	13,600,249	935,882	276,388	--	14,641,498
Fidelity Series 1000 Value Index Fund	5,274,288	362,663	107,098	--	5,608,421
Fidelity Series All-Sector Equity Fund	18,447,051	1,266,901	374,326	--	19,981,513
Fidelity Series Commodity Strategy Fund	6,879,499	1,249,878	140,066	--	7,776,801
Fidelity Series Emerging Markets Debt Fund	2,792,749	209,031	49,389	41,947	2,970,829
Fidelity Series Emerging Markets Fund	40,375,881	2,783,138	1,780,720	--	43,728,546
Fidelity Series Floating Rate High Income Fund	973,225	80,184	20,579	10,601	1,030,674
Fidelity Series Government Money Market Fund 0.99%	2,842,030	977,287	65,839	5,899	3,753,478
Fidelity Series High Income Fund	6,105,377	501,607	123,473	84,106	6,508,162
Fidelity Series Inflation-Protected Bond Index Fund	3,297,517	223,173	65,850	504	3,440,632
Fidelity Series International Growth Fund	38,016,091	2,661,099	1,451,052	--	42,667,561
Fidelity Series International Small Cap Fund	8,686,160	608,532	357,830	--	9,873,576
Fidelity Series International Value Fund	38,115,728	2,873,574	780,172	--	42,507,199
Fidelity Series Investment Grade Bond Fund	1,899,804	334,881	59,329	11,992	2,188,305
Fidelity Series Long-Term Treasury Bond Index Fund	1,306	4,169,331	428	2,432	4,175,196
Fidelity Series Real Estate Equity Fund	3,142,917	223,679	63,103	10,252	3,349,898
Fidelity Series Real Estate Income Fund	1,908,595	152,162	38,866	21,167	2,046,473
Fidelity Series Small Cap Opportunities Fund	15,931,253	1,088,899	321,655	--	16,749,906
Total	$402,719,924	$49,566,595	$29,627,726	$336,481	$439,710,726

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $391,605,959. Net unrealized appreciation aggregated $48,104,767, of which $50,552,025 related to appreciated investment securities and $2,447,258 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2005 Fund

June 30, 2017

Z05-QTLY-0817
1.9884230.100

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	46	$725
Fidelity Series 1000 Value Index Fund (a)	73	893
Fidelity Series All-Sector Equity Fund (a)	107	1,368
Fidelity Series Blue Chip Growth Fund (a)	102	1,394
Fidelity Series Commodity Strategy Fund (a)(b)	351	1,796
Fidelity Series Equity-Income Fund (a)	132	1,748
Fidelity Series Growth & Income Fund (a)	214	3,217
Fidelity Series Growth Company Fund (a)	171	2,719
Fidelity Series Intrinsic Opportunities Fund (a)	196	3,324
Fidelity Series Opportunistic Insights Fund (a)	89	1,518
Fidelity Series Real Estate Equity Fund (a)	21	280
Fidelity Series Small Cap Discovery Fund (a)	36	425
Fidelity Series Small Cap Opportunities Fund (a)	88	1,259
Fidelity Series Stock Selector Large Cap Value Fund (a)	187	2,393
TOTAL DOMESTIC EQUITY FUNDS
(Cost $23,137)		23,059

International Equity Funds - 14.5%
Fidelity Series Emerging Markets Fund (a)	295	5,562
Fidelity Series International Growth Fund (a)	262	3,991
Fidelity Series International Small Cap Fund (a)	54	912
Fidelity Series International Value Fund (a)	387	3,972
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,560)		14,437

Bond Funds - 41.0%
Fidelity Series Emerging Markets Debt Fund (a)	72	746
Fidelity Series Floating Rate High Income Fund (a)	25	240
Fidelity Series High Income Fund (a)	156	1,506
Fidelity Series Inflation-Protected Bond Index Fund (a)	328	3,227
Fidelity Series Investment Grade Bond Fund (a)	3,001	33,737
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107	946
Fidelity Series Real Estate Income Fund (a)	43	483
TOTAL BOND FUNDS
(Cost $41,041)		40,885

Short-Term Funds - 21.4%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	16,159	16,159
Fidelity Series Short-Term Credit Fund (a)	519	5,185
TOTAL SHORT-TERM FUNDS
(Cost $21,344)		21,344
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $100,082)		99,725
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,725

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$--	$780	$52	$--	$725
Fidelity Series 1000 Value Index Fund	--	940	55	--	893
Fidelity Series All-Sector Equity Fund	--	1,450	71	--	1,368
Fidelity Series Blue Chip Growth Fund	--	1,510	80	--	1,394
Fidelity Series Commodity Strategy Fund	--	1,787	--	--	1,796
Fidelity Series Emerging Markets Debt Fund	--	753	--	3	746
Fidelity Series Emerging Markets Fund	--	5,630	--	--	5,562
Fidelity Series Equity-Income Fund	--	3,240	1,514	--	1,748
Fidelity Series Floating Rate High Income Fund	--	241	--	1	240
Fidelity Series Government Money Market Fund 0.99%	--	16,159	--	9	16,159
Fidelity Series Growth & Income Fund	--	3,324	127	--	3,217
Fidelity Series Growth Company Fund	--	3,000	215	--	2,719
Fidelity Series High Income Fund	--	1,515	--	5	1,506
Fidelity Series Inflation-Protected Bond Index Fund	--	3,250	--	--	3,227
Fidelity Series International Growth Fund	--	4,030	--	--	3,991
Fidelity Series International Small Cap Fund	--	920	--	--	912
Fidelity Series International Value Fund	--	3,980	--	--	3,972
Fidelity Series Intrinsic Opportunities Fund	--	3,320	--	--	3,324
Fidelity Series Investment Grade Bond Fund	--	33,856	--	53	33,737
Fidelity Series Long-Term Treasury Bond Index Fund	--	945	--	--	946
Fidelity Series Opportunistic Insights Fund	--	1,650	97	--	1,518
Fidelity Series Real Estate Equity Fund	--	300	22	--	280
Fidelity Series Real Estate Income Fund	--	480	--	--	483
Fidelity Series Short-Term Credit Fund	--	5,185	--	5	5,185
Fidelity Series Small Cap Discovery Fund	--	442	18	2	425
Fidelity Series Small Cap Opportunities Fund	--	1,320	56	--	1,259
Fidelity Series Stock Selector Large Cap Value Fund	--	2,520	143	--	2,393
Total	$--	$102,527	$2,450	$78	$99,725

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $100,082. Net unrealized depreciation aggregated $357, of which $74 related to appreciated investment securities and $431 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2035 Fund

June 30, 2017

FRX-X35-QTLY-0817
1.906848.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $978,041,069)	19,386,908	1,357,277,444

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund - Class F (a)(b)
(Cost $30,051,137)	3,006,701	29,856,545

International Equity Funds - 26.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $535,383,046)	48,609,295	594,491,682

Bond Funds - 11.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $245,519,989)	21,182,787	245,720,332

Inflation-Protected Bond Funds - 0.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $2,658,054)	269,096	2,650,595
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,791,653,295)		2,229,996,598
NET OTHER ASSETS (LIABILITIES) - 0.0%		(165,911)
NET ASSETS - 100%		$2,229,830,687

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Strategy Fund - Class F	$--	$30,240,937	$186,790	$--	$29,856,545
Fidelity Series Commodity Strategy Fund Class F	27,431,702	1,847,168	28,593,314	--	--
Fidelity Series Global ex U.S. Index Fund	555,421,072	32,612,366	27,081,199	--	594,491,682
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,396,593	1,282,688	17,897	515	2,650,595
Fidelity Total Market Index Fund Class F	1,261,394,419	80,681,516	18,341,220	3,634,524	1,357,277,444
Fidelity U.S. Bond Index Fund Class F	221,059,905	24,932,617	1,810,856	1,456,106	245,720,332
Total	$2,066,703,691	$171,597,292	$76,031,276	$5,091,145	$2,229,996,598

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,798,171,334. Net unrealized appreciation aggregated $431,825,264, of which $434,815,584 related to appreciated investment securities and $2,990,320 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2025 Fund

June 30, 2017

FF-K-25-QTLY-0817
1.907113.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.2%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	13,890,701	$219,889,801
Fidelity Series 1000 Value Index Fund Class F (a)	22,206,520	270,697,484
Fidelity Series All-Sector Equity Fund Class F (a)	32,342,633	413,985,701
Fidelity Series Blue Chip Growth Fund Class F (a)	30,615,547	417,289,910
Fidelity Series Commodity Strategy Fund Class F (a)(b)	50,856,946	263,438,978
Fidelity Series Equity-Income Fund Class F (a)	38,566,208	512,159,237
Fidelity Series Growth & Income Fund Class F (a)	64,314,173	966,642,022
Fidelity Series Growth Company Fund Class F (a)	51,347,397	818,477,512
Fidelity Series Intrinsic Opportunities Fund Class F (a)	55,274,241	936,898,393
Fidelity Series Opportunistic Insights Fund Class F (a)	26,769,834	459,102,661
Fidelity Series Real Estate Equity Fund Class F (a)	6,501,328	85,752,521
Fidelity Series Small Cap Discovery Fund Class F (a)	11,050,351	129,510,109
Fidelity Series Small Cap Opportunities Fund Class F (a)	26,471,032	380,653,435
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	56,315,202	723,087,190
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,200,464,588)		6,597,584,954

International Equity Funds - 23.8%
Fidelity Series Emerging Markets Fund Class F (a)	63,629,172	1,204,500,229
Fidelity Series International Growth Fund Class F (a)	69,156,503	1,056,711,365
Fidelity Series International Small Cap Fund Class F (a)	14,402,831	244,992,153
Fidelity Series International Value Fund Class F (a)	102,143,100	1,052,073,932
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,928,721,815)		3,558,277,679

Bond Funds - 25.4%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,237,123	105,442,363
Fidelity Series Floating Rate High Income Fund Class F (a)	3,751,863	35,642,698
Fidelity Series High Income Fund Class F (a)	23,029,320	222,232,934
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	11,245,931	110,772,420
Fidelity Series Investment Grade Bond Fund Class F (a)	277,047,610	3,116,785,611
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	16,045,752	141,363,077
Fidelity Series Real Estate Income Fund Class F (a)	6,331,019	71,160,649
TOTAL BOND FUNDS
(Cost $3,852,076,570)		3,803,399,752

Short-Term Funds - 6.6%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)	752,795,423	752,795,423
Fidelity Series Short-Term Credit Fund Class F (a)	23,286,735	232,634,485
TOTAL SHORT-TERM FUNDS
(Cost $985,476,823)		985,429,908
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $12,966,739,796)		14,944,692,293
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,157,646)
NET ASSETS - 100%		$14,937,534,647

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$221,106,527	$5,598,125	$12,859,845	$--	$219,889,801
Fidelity Series 1000 Value Index Fund Class F	268,634,576	6,826,580	8,351,757	--	270,697,484
Fidelity Series All-Sector Equity Fund Class F	417,017,176	10,547,388	27,777,431	--	413,985,701
Fidelity Series Blue Chip Growth Fund Class F	425,609,487	10,786,399	48,632,545	--	417,289,910
Fidelity Series Commodity Strategy Fund Class F	239,217,389	35,328,861	3,473,133	--	263,438,978
Fidelity Series Emerging Markets Debt Fund Class F	102,857,801	3,437,476	1,547,599	1,532,578	105,442,363
Fidelity Series Emerging Markets Fund Class F	1,171,792,843	25,710,902	59,773,762	--	1,204,500,229
Fidelity Series Equity-Income Fund Class F	1,014,335,819	23,859,555	534,914,783	3,398,034	512,159,237
Fidelity Series Floating Rate High Income Fund Class F	35,151,831	1,173,285	644,833	379,582	35,642,698
Fidelity Series Government Money Market Fund Class F 0.99%	698,913,698	65,727,726	11,846,001	1,308,714	752,795,423
Fidelity Series Growth & Income Fund Class F	715,274,141	251,499,665	15,762,434	1,071,929	966,642,022
Fidelity Series Growth Company Fund Class F	841,436,900	--	90,620,899	--	818,477,512
Fidelity Series High Income Fund Class F	217,487,421	7,719,995	3,868,997	2,957,939	222,232,934
Fidelity Series Inflation-Protected Bond Index Fund Class F	110,720,410	2,570,393	2,063,465	30,622	110,772,420
Fidelity Series International Growth Fund Class F	979,759,451	21,963,752	32,599,219	--	1,056,711,365
Fidelity Series International Small Cap Fund Class F	222,478,274	5,023,266	6,153,753	--	244,992,153
Fidelity Series International Value Fund Class F	981,449,473	28,397,985	16,549,028	--	1,052,073,932
Fidelity Series Intrinsic Opportunities Fund Class F	653,133,765	248,088,105	--	--	936,898,393
Fidelity Series Investment Grade Bond Fund Class F	2,985,811,879	152,554,984	42,769,069	18,441,680	3,116,785,611
Fidelity Series Long-Term Treasury Bond Index Fund Class F	2,583,956	138,545,736	11,800	93,451	141,363,077
Fidelity Series Opportunistic Insights Fund Class F	466,765,102	11,828,071	47,611,628	--	459,102,661
Fidelity Series Real Estate Equity Fund Class F	84,576,658	2,500,642	2,497,279	319,777	85,752,521
Fidelity Series Real Estate Income Fund Class F	69,295,220	2,261,358	1,212,286	769,248	71,160,649
Fidelity Series Short-Term Credit Fund Class F	230,369,419	6,058,644	4,257,018	828,082	232,634,485
Fidelity Series Small Cap Discovery Fund Class F	126,886,047	3,840,493	3,318,960	641,762	129,510,109
Fidelity Series Small Cap Opportunities Fund Class F	377,553,706	9,589,693	7,541,569	--	380,653,435
Fidelity Series Stock Selector Large Cap Value Fund Class F	722,006,514	18,350,185	21,815,344	--	723,087,190
Total	$14,382,225,483	$1,099,789,264	$1,008,474,437	$31,773,398	$14,944,692,293

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $13,003,759,339. Net unrealized appreciation aggregated $1,940,932,954, of which $2,071,229,795 related to appreciated investment securities and $130,296,841 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2005 Fund

June 30, 2017

AFF5-QTLY-0817
1.818350.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	336,229	$4,582,796
Fidelity Advisor Series Equity-Income Fund (a)	418,910	5,546,364
Fidelity Advisor Series Growth & Income Fund (a)	579,671	8,596,524
Fidelity Advisor Series Growth Opportunities Fund (a)	243,721	3,034,329
Fidelity Advisor Series Opportunistic Insights Fund (a)	243,958	4,249,753
Fidelity Advisor Series Small Cap Fund (a)	202,331	2,387,511
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	428,014	5,568,468
Fidelity Series 100 Index Fund (a)	152,824	2,419,209
Fidelity Series 1000 Value Index Fund (a)	81,518	993,703
Fidelity Series All-Sector Equity Fund (a)	254,091	3,257,441
Fidelity Series Commodity Strategy Fund (a)(b)	706,897	3,619,312
Fidelity Series Real Estate Equity Fund (a)	45,204	596,238
Fidelity Series Small Cap Opportunities Fund (a)	198,965	2,843,208
TOTAL DOMESTIC EQUITY FUNDS
(Cost $36,774,864)		47,694,856

International Equity Funds - 14.6%
Fidelity Series Emerging Markets Fund (a)	617,261	11,653,880
Fidelity Series International Growth Fund (a)	544,486	8,297,969
Fidelity Series International Small Cap Fund (a)	113,674	1,929,051
Fidelity Series International Value Fund (a)	804,138	8,258,497
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,728,758)		30,139,397

Bond Funds - 41.0%
Fidelity Series Emerging Markets Debt Fund (a)	153,329	1,579,292
Fidelity Series Floating Rate High Income Fund (a)	53,731	510,441
Fidelity Series High Income Fund (a)	322,443	3,111,576
Fidelity Series Inflation-Protected Bond Index Fund (a)	675,106	6,636,296
Fidelity Series Investment Grade Bond Fund (a)	6,234,868	70,079,919
Fidelity Series Long-Term Treasury Bond Index Fund (a)	223,570	1,969,648
Fidelity Series Real Estate Income Fund (a)	90,621	1,018,582
TOTAL BOND FUNDS
(Cost $83,291,736)		84,905,754

Short-Term Funds - 21.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,037,153	10,361,156
Fidelity Series Government Money Market Fund 0.99% (a)(c)	34,032,735	34,032,735
TOTAL SHORT-TERM FUNDS
(Cost $44,385,111)		44,393,891
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $187,180,469)		207,133,898
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(125,073)
NET ASSETS - 100%		$207,008,825

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$5,113,587	$74,052	$996,208	$--	$4,582,796
Fidelity Advisor Series Equity-Income Fund	9,212,567	147,210	3,876,937	27,923	5,546,364
Fidelity Advisor Series Growth & Income Fund	6,355,742	2,706,716	601,717	--	8,596,524
Fidelity Advisor Series Growth Opportunities Fund	3,356,221	48,587	615,934	--	3,034,329
Fidelity Advisor Series Opportunistic Insights Fund	4,750,821	69,087	876,178	--	4,249,753
Fidelity Advisor Series Short-Term Credit Fund	10,744,581	202,622	597,024	36,328	10,361,156
Fidelity Advisor Series Small Cap Fund	2,572,982	37,164	313,009	--	2,387,511
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6,133,876	89,041	689,305	--	5,568,468
Fidelity Series 100 Index Fund	2,632,246	38,130	321,287	--	2,419,209
Fidelity Series 1000 Value Index Fund	1,020,866	14,745	55,835	--	993,703
Fidelity Series All-Sector Equity Fund	3,570,349	51,852	484,034	--	3,257,441
Fidelity Series Commodity Strategy Fund	3,530,818	381,063	186,808	--	3,619,312
Fidelity Series Emerging Markets Debt Fund	1,593,475	41,657	66,837	23,033	1,579,292
Fidelity Series Emerging Markets Fund	12,120,840	174,873	1,323,907	--	11,653,880
Fidelity Series Floating Rate High Income Fund	526,149	13,214	27,848	5,455	510,441
Fidelity Series Government Money Market Fund 0.99%	33,687,414	1,989,561	1,644,239	60,962	34,032,735
Fidelity Series High Income Fund	3,176,907	88,298	167,091	41,745	3,111,576
Fidelity Series Inflation-Protected Bond Index Fund	6,934,016	106,192	377,620	987	6,636,296
Fidelity Series International Growth Fund	7,950,969	118,856	468,491	--	8,297,969
Fidelity Series International Small Cap Fund	1,809,980	27,074	96,633	--	1,929,051
Fidelity Series International Value Fund	7,971,369	217,468	393,564	--	8,258,497
Fidelity Series Investment Grade Bond Fund	71,039,111	2,007,280	3,474,071	416,620	70,079,919
Fidelity Series Long-Term Treasury Bond Index Fund	68,945	1,897,462	1,184	1,436	1,969,648
Fidelity Series Real Estate Equity Fund	608,427	10,710	31,586	1,853	596,238
Fidelity Series Real Estate Income Fund	1,032,613	25,384	52,447	10,706	1,018,582
Fidelity Series Small Cap Opportunities Fund	3,083,854	44,536	292,358	--	2,843,208
Total	$210,598,725	$10,622,834	$18,032,152	$627,049	$207,133,898

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $187,666,809. Net unrealized appreciation aggregated $19,467,089, of which $20,782,450 related to appreciated investment securities and $1,315,361 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2045 Fund

June 30, 2017

FRX-X45-QTLY-0817
1.906853.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $674,132,781)	12,905,216	903,494,161

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund - Class F (a)(b)
(Cost $19,910,561)	1,992,401	19,784,544

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $357,017,991)	32,354,119	395,690,874

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $147,005,111)	12,633,809	146,552,188
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,198,066,444)		1,465,521,767
NET OTHER ASSETS (LIABILITIES) - 0.0%		(107,884)
NET ASSETS - 100%		$1,465,413,883

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Strategy Fund - Class F	$--	$19,985,216	$73,602	$--	$19,784,544
Fidelity Series Commodity Strategy Fund Class F	17,699,726	1,367,233	18,623,173	--	--
Fidelity Series Global ex U.S. Index Fund	359,862,868	29,370,995	15,363,035	--	395,690,874
Fidelity Total Market Index Fund Class F	817,164,822	69,758,555	5,340,515	2,353,293	903,494,161
Fidelity U.S. Bond Index Fund Class F	132,906,550	14,043,395	1,320,981	873,567	146,552,188
Total	$1,327,633,966	$134,525,394	$40,721,306	$3,226,860	$1,465,521,767

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,202,989,174. Net unrealized appreciation aggregated $262,532,593, of which $264,777,116 related to appreciated investment securities and $2,244,523 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2015 Fund

June 30, 2017

Z15-QTLY-0817
1.9884234.100

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	73	$1,157
Fidelity Series 1000 Value Index Fund (a)	117	1,426
Fidelity Series All-Sector Equity Fund (a)	170	2,184
Fidelity Series Blue Chip Growth Fund (a)	162	2,203
Fidelity Series Commodity Strategy Fund (a)(b)	326	1,671
Fidelity Series Equity-Income Fund (a)	204	2,704
Fidelity Series Growth & Income Fund (a)	342	5,136
Fidelity Series Growth Company Fund (a)	273	4,343
Fidelity Series Intrinsic Opportunities Fund (a)	303	5,133
Fidelity Series Opportunistic Insights Fund (a)	142	2,425
Fidelity Series Real Estate Equity Fund (a)	34	447
Fidelity Series Small Cap Discovery Fund (a)	58	679
Fidelity Series Small Cap Opportunities Fund (a)	141	2,009
Fidelity Series Stock Selector Large Cap Value Fund (a)	298	3,821
TOTAL DOMESTIC EQUITY FUNDS
(Cost $35,470)		35,338

International Equity Funds - 20.2%
Fidelity Series Emerging Markets Fund (a)	377	7,113
Fidelity Series International Growth Fund (a)	383	5,842
Fidelity Series International Small Cap Fund (a)	80	1,359
Fidelity Series International Value Fund (a)	565	5,799
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,280)		20,113

Bond Funds - 32.5%
Fidelity Series Emerging Markets Debt Fund (a)	69	716
Fidelity Series Floating Rate High Income Fund (a)	25	240
Fidelity Series High Income Fund (a)	155	1,496
Fidelity Series Inflation-Protected Bond Index Fund (a)	187	1,837
Fidelity Series Investment Grade Bond Fund (a)	2,375	26,696
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107	944
Fidelity Series Real Estate Income Fund (a)	42	473
TOTAL BOND FUNDS
(Cost $32,523)		32,402

Short-Term Funds - 11.8%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	8,985	8,985
Fidelity Series Short-Term Credit Fund (a)	282	2,813
TOTAL SHORT-TERM FUNDS
(Cost $11,798)		11,798
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $100,071)		99,651
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,651

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,210	$48	$--	$1,157
Fidelity Series 1000 Value Index Fund	--	1,460	47	--	1,426
Fidelity Series All-Sector Equity Fund	--	2,270	68	--	2,184
Fidelity Series Blue Chip Growth Fund	--	2,360	100	--	2,203
Fidelity Series Commodity Strategy Fund	--	1,663	--	--	1,671
Fidelity Series Emerging Markets Debt Fund	--	723	--	3	716
Fidelity Series Emerging Markets Fund	--	7,200	--	--	7,113
Fidelity Series Equity-Income Fund	--	5,140	2,472	--	2,704
Fidelity Series Floating Rate High Income Fund	--	241	--	1	240
Fidelity Series Government Money Market Fund 0.99%	--	8,985	--	5	8,985
Fidelity Series Growth & Income Fund	--	5,120	15	--	5,136
Fidelity Series Growth Company Fund	--	4,700	253	--	4,343
Fidelity Series High Income Fund	--	1,505	--	5	1,496
Fidelity Series Inflation-Protected Bond Index Fund	--	1,850	--	--	1,837
Fidelity Series International Growth Fund	--	5,900	--	--	5,842
Fidelity Series International Small Cap Fund	--	1,370	--	--	1,359
Fidelity Series International Value Fund	--	5,810	--	--	5,799
Fidelity Series Intrinsic Opportunities Fund	--	5,127	--	--	5,133
Fidelity Series Investment Grade Bond Fund	--	26,791	--	41	26,696
Fidelity Series Long-Term Treasury Bond Index Fund	--	943	--	--	944
Fidelity Series Opportunistic Insights Fund	--	2,580	100	--	2,425
Fidelity Series Real Estate Equity Fund	--	460	16	--	447
Fidelity Series Real Estate Income Fund	--	470	--	--	473
Fidelity Series Short-Term Credit Fund	--	2,813	--	3	2,813
Fidelity Series Small Cap Discovery Fund	--	693	17	3	679
Fidelity Series Small Cap Opportunities Fund	--	2,020	3	--	2,009
Fidelity Series Stock Selector Large Cap Value Fund	--	3,900	104	--	3,821
Total	$--	$103,304	$3,243	$61	$99,651

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $100,071. Net unrealized depreciation aggregated $420, of which $108 related to appreciated investment securities and $528 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2020 Fund

June 30, 2017

Z20-QTLY-0817
1.9884236.100

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	83	$1,309
Fidelity Series 1000 Value Index Fund (a)	132	1,614
Fidelity Series All-Sector Equity Fund (a)	193	2,472
Fidelity Series Blue Chip Growth Fund (a)	183	2,492
Fidelity Series Commodity Strategy Fund (a)(b)	337	1,728
Fidelity Series Equity-Income Fund (a)	236	3,136
Fidelity Series Growth & Income Fund (a)	386	5,788
Fidelity Series Growth Company Fund (a)	308	4,914
Fidelity Series Intrinsic Opportunities Fund (a)	332	5,628
Fidelity Series Opportunistic Insights Fund (a)	160	2,744
Fidelity Series Real Estate Equity Fund (a)	38	506
Fidelity Series Small Cap Discovery Fund (a)	66	768
Fidelity Series Small Cap Opportunities Fund (a)	158	2,261
Fidelity Series Stock Selector Large Cap Value Fund (a)	337	4,323
TOTAL DOMESTIC EQUITY FUNDS
(Cost $39,830)		39,683

International Equity Funds - 22.1%
Fidelity Series Emerging Markets Fund (a)	402	7,588
Fidelity Series International Growth Fund (a)	424	6,466
Fidelity Series International Small Cap Fund (a)	88	1,498
Fidelity Series International Value Fund (a)	627	6,437
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,170)		21,989

Bond Funds - 29.2%
Fidelity Series Emerging Markets Debt Fund (a)	69	716
Fidelity Series Floating Rate High Income Fund (a)	25	240
Fidelity Series High Income Fund (a)	155	1,496
Fidelity Series Inflation-Protected Bond Index Fund (a)	108	1,063
Fidelity Series Investment Grade Bond Fund (a)	2,147	24,136
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107	944
Fidelity Series Real Estate Income Fund (a)	43	483
TOTAL BOND FUNDS
(Cost $29,188)		29,078

Short-Term Funds - 8.9%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	6,754	6,754
Fidelity Series Short-Term Credit Fund (a)	212	2,122
TOTAL SHORT-TERM FUNDS
(Cost $8,876)		8,876
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $100,064)		99,626
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,626

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,380	$65	$--	$1,309
Fidelity Series 1000 Value Index Fund	--	1,640	41	--	1,614
Fidelity Series All-Sector Equity Fund	--	2,600	108	--	2,472
Fidelity Series Blue Chip Growth Fund	--	2,700	142	--	2,492
Fidelity Series Commodity Strategy Fund	--	1,719	--	--	1,728
Fidelity Series Emerging Markets Debt Fund	--	723	--	3	716
Fidelity Series Emerging Markets Fund	--	7,680	--	--	7,588
Fidelity Series Equity-Income Fund	--	5,830	2,734	--	3,136
Fidelity Series Floating Rate High Income Fund	--	241	--	1	240
Fidelity Series Government Money Market Fund 0.99%	--	6,754	--	4	6,754
Fidelity Series Growth & Income Fund	--	5,754	--	--	5,788
Fidelity Series Growth Company Fund	--	5,330	298	--	4,914
Fidelity Series High Income Fund	--	1,505	--	5	1,496
Fidelity Series Inflation-Protected Bond Index Fund	--	1,070	--	--	1,063
Fidelity Series International Growth Fund	--	6,530	--	--	6,466
Fidelity Series International Small Cap Fund	--	1,510	--	--	1,498
Fidelity Series International Value Fund	--	6,450	--	--	6,437
Fidelity Series Intrinsic Opportunities Fund	--	5,621	--	--	5,628
Fidelity Series Investment Grade Bond Fund	--	24,223	--	37	24,136
Fidelity Series Long-Term Treasury Bond Index Fund	--	943	--	--	944
Fidelity Series Opportunistic Insights Fund	--	2,950	144	--	2,744
Fidelity Series Real Estate Equity Fund	--	520	18	--	506
Fidelity Series Real Estate Income Fund	--	480	--	--	483
Fidelity Series Short-Term Credit Fund	--	2,122	--	2	2,122
Fidelity Series Small Cap Discovery Fund	--	773	8	3	768
Fidelity Series Small Cap Opportunities Fund	--	2,270	--	--	2,261
Fidelity Series Stock Selector Large Cap Value Fund	--	4,370	74	--	4,323
Total	$--	$103,688	$3,632	$55	$99,626

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $100,064. Net unrealized depreciation aggregated $438, of which $121 related to appreciated investment securities and $559 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom Income Fund

June 30, 2017

ZMI-QTLY-0817
1.9884228.100

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	30	$472
Fidelity Series 1000 Value Index Fund (a)	51	626
Fidelity Series All-Sector Equity Fund (a)	70	892
Fidelity Series Blue Chip Growth Fund (a)	66	899
Fidelity Series Commodity Strategy Fund (a)(b)	346	1,772
Fidelity Series Equity-Income Fund (a)	83	1,105
Fidelity Series Growth & Income Fund (a)	140	2,098
Fidelity Series Growth Company Fund (a)	114	1,824
Fidelity Series Intrinsic Opportunities Fund (a)	130	2,208
Fidelity Series Opportunistic Insights Fund (a)	58	990
Fidelity Series Real Estate Equity Fund (a)	14	183
Fidelity Series Small Cap Discovery Fund (a)	24	277
Fidelity Series Small Cap Opportunities Fund (a)	61	876
Fidelity Series Stock Selector Large Cap Value Fund (a)	122	1,560
TOTAL DOMESTIC EQUITY FUNDS
(Cost $15,829)		15,782

International Equity Funds - 11.1%
Fidelity Series Emerging Markets Fund (a)	243	4,594
Fidelity Series International Growth Fund (a)	190	2,892
Fidelity Series International Small Cap Fund (a)	39	655
Fidelity Series International Value Fund (a)	281	2,884
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,120)		11,025

Bond Funds - 45.1%
Fidelity Series Emerging Markets Debt Fund (a)	73	756
Fidelity Series Floating Rate High Income Fund (a)	25	240
Fidelity Series High Income Fund (a)	156	1,506
Fidelity Series Inflation-Protected Bond Index Fund (a)	377	3,704
Fidelity Series Investment Grade Bond Fund (a)	3,328	37,406
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107	942
Fidelity Series Real Estate Income Fund (a)	43	483
TOTAL BOND FUNDS
(Cost $45,211)		45,037

Short-Term Funds - 28.0%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	21,052	21,052
Fidelity Series Short-Term Credit Fund (a)	688	6,877
TOTAL SHORT-TERM FUNDS
(Cost $27,929)		27,929
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $100,089)		99,773
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,773

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$--	$520	$46	$--	$472
Fidelity Series 1000 Value Index Fund	--	620	--	--	626
Fidelity Series All-Sector Equity Fund	--	970	70	--	892
Fidelity Series Blue Chip Growth Fund	--	1,000	77	--	899
Fidelity Series Commodity Strategy Fund	--	1,763	--	--	1,772
Fidelity Series Emerging Markets Debt Fund	--	763	--	3	756
Fidelity Series Emerging Markets Fund	--	4,650	--	--	4,594
Fidelity Series Equity-Income Fund	--	2,160	1,071	--	1,105
Fidelity Series Floating Rate High Income Fund	--	241	--	1	240
Fidelity Series Government Money Market Fund 0.99%	--	21,053	--	12	21,052
Fidelity Series Growth & Income Fund	--	2,233	148	--	2,098
Fidelity Series Growth Company Fund	--	2,000	132	--	1,824
Fidelity Series High Income Fund	--	1,515	--	5	1,506
Fidelity Series Inflation-Protected Bond Index Fund	--	3,730	--	--	3,704
Fidelity Series International Growth Fund	--	2,920	--	--	2,892
Fidelity Series International Small Cap Fund	--	660	--	--	655
Fidelity Series International Value Fund	--	2,890	--	--	2,884
Fidelity Series Intrinsic Opportunities Fund	--	2,205	--	--	2,208
Fidelity Series Investment Grade Bond Fund	--	37,638	98	59	37,406
Fidelity Series Long-Term Treasury Bond Index Fund	--	942	--	--	942
Fidelity Series Opportunistic Insights Fund	--	1,100	87	--	990
Fidelity Series Real Estate Equity Fund	--	200	19	--	183
Fidelity Series Real Estate Income Fund	--	480	--	--	483
Fidelity Series Short-Term Credit Fund	--	6,877	--	7	6,877
Fidelity Series Small Cap Discovery Fund	--	291	15	1	277
Fidelity Series Small Cap Opportunities Fund	--	880	--	--	876
Fidelity Series Stock Selector Large Cap Value Fund	--	1,670	120	--	1,560
Total	$--	$101,971	$1,883	$88	$99,773

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $100,089. Net unrealized depreciation aggregated $316, of which $54 related to appreciated investment securities and $370 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2055 Fund

June 30, 2017

FRX-55-QTLY-0817
1.927055.106

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $228,050,225)	3,957,904	277,092,889

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund - Class F (a)(b)
(Cost $6,104,926)	611,050	6,067,727

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $109,529,464)	9,922,694	121,354,549

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $45,011,279)	3,874,666	44,946,131
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $388,695,894)		449,461,296
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,322)
NET ASSETS - 100%		$449,427,974

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Strategy Fund - Class F	$--	$6,130,267	$24,979	$--	$6,067,727
Fidelity Series Commodity Strategy Fund Class F	5,232,629	583,903	5,683,255	--	--
Fidelity Series Global ex U.S. Index Fund	106,382,632	12,840,923	4,426,770	--	121,354,549
Fidelity Total Market Index Fund Class F	241,573,831	30,576,771	1,669,993	700,899	277,092,889
Fidelity U.S. Bond Index Fund Class F	39,289,946	5,709,455	325,524	263,296	44,946,131
Total	$392,479,038	$55,841,319	$12,130,521	$964,195	$449,461,296

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $390,405,883. Net unrealized appreciation aggregated $59,055,413, of which $59,783,863 related to appreciated investment securities and $728,450 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® Income Fund

June 30, 2017

AFF-QTLY-0817
1.818360.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	233,270	$3,179,470
Fidelity Advisor Series Equity-Income Fund (a)	290,284	3,843,364
Fidelity Advisor Series Growth & Income Fund (a)	400,722	5,942,703
Fidelity Advisor Series Growth Opportunities Fund (a)	169,835	2,114,444
Fidelity Advisor Series Opportunistic Insights Fund (a)	169,346	2,950,012
Fidelity Advisor Series Small Cap Fund (a)	141,541	1,670,178
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	296,575	3,858,438
Fidelity Series 100 Index Fund (a)	106,844	1,691,347
Fidelity Series 1000 Value Index Fund (a)	57,014	695,004
Fidelity Series All-Sector Equity Fund (a)	176,920	2,268,115
Fidelity Series Commodity Strategy Fund (a)(b)	737,027	3,773,578
Fidelity Series Real Estate Equity Fund (a)	31,413	414,337
Fidelity Series Small Cap Opportunities Fund (a)	138,809	1,983,578
TOTAL DOMESTIC EQUITY FUNDS
(Cost $26,711,333)		34,384,568

International Equity Funds - 11.1%
Fidelity Series Emerging Markets Fund (a)	537,275	10,143,756
Fidelity Series International Growth Fund (a)	418,362	6,375,842
Fidelity Series International Small Cap Fund (a)	86,703	1,471,350
Fidelity Series International Value Fund (a)	619,058	6,357,730
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,776,037)		24,348,678

Bond Funds - 45.2%
Fidelity Series Emerging Markets Debt Fund (a)	163,576	1,684,834
Fidelity Series Floating Rate High Income Fund (a)	56,935	540,883
Fidelity Series High Income Fund (a)	329,743	3,182,015
Fidelity Series Inflation-Protected Bond Index Fund (a)	821,386	8,074,224
Fidelity Series Investment Grade Bond Fund (a)	7,296,631	82,014,137
Fidelity Series Long-Term Treasury Bond Index Fund (a)	235,993	2,079,096
Fidelity Series Real Estate Income Fund (a)	97,920	1,100,624
TOTAL BOND FUNDS
(Cost $96,241,429)		98,675,813

Short-Term Funds - 28.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,459,311	14,578,521
Fidelity Series Government Money Market Fund 0.99% (a)(c)	46,724,191	46,724,191
TOTAL SHORT-TERM FUNDS
(Cost $61,281,805)		61,302,712
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $203,010,604)		218,711,771
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(126,536)
NET ASSETS - 100%		$218,585,235

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$3,622,423	$37,148	$759,356	$--	$3,179,470
Fidelity Advisor Series Equity-Income Fund	6,526,095	72,687	2,800,224	19,886	3,843,364
Fidelity Advisor Series Growth & Income Fund	4,502,313	1,895,967	552,666	--	5,942,703
Fidelity Advisor Series Growth Opportunities Fund	2,377,485	24,324	462,168	--	2,114,444
Fidelity Advisor Series Opportunistic Insights Fund	3,365,394	34,660	668,791	--	2,950,012
Fidelity Advisor Series Short-Term Credit Fund	15,074,623	229,994	741,559	51,294	14,578,521
Fidelity Advisor Series Small Cap Fund	1,822,727	18,574	235,182	--	1,670,178
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,345,160	44,687	555,872	--	3,858,438
Fidelity Series 100 Index Fund	1,864,666	19,273	242,534	--	1,691,347
Fidelity Series 1000 Value Index Fund	723,143	8,006	45,899	--	695,004
Fidelity Series All-Sector Equity Fund	2,529,199	25,955	372,101	--	2,268,115
Fidelity Series Commodity Strategy Fund	3,784,080	284,314	179,666	--	3,773,578
Fidelity Series Emerging Markets Debt Fund	1,696,529	39,913	63,382	24,637	1,684,834
Fidelity Series Emerging Markets Fund	10,546,969	118,011	1,116,836	--	10,143,756
Fidelity Series Floating Rate High Income Fund	556,274	12,165	26,409	5,801	540,883
Fidelity Series Government Money Market Fund 0.99%	47,143,634	1,510,484	1,929,928	85,051	46,724,191
Fidelity Series High Income Fund	3,245,598	81,059	158,454	42,874	3,182,015
Fidelity Series Inflation-Protected Bond Index Fund	8,414,121	99,211	406,694	1,207	8,074,224
Fidelity Series International Growth Fund	5,929,825	183,729	260,155	--	6,375,842
Fidelity Series International Small Cap Fund	1,335,728	54,530	59,152	--	1,471,350
Fidelity Series International Value Fund	5,944,546	324,789	260,155	--	6,357,730
Fidelity Series Investment Grade Bond Fund	83,657,371	1,405,822	3,651,610	492,482	82,014,137
Fidelity Series Long-Term Treasury Bond Index Fund	80,695	1,996,676	3,216	1,550	2,079,096
Fidelity Series Real Estate Equity Fund	430,986	6,022	28,721	1,297	414,337
Fidelity Series Real Estate Income Fund	1,112,586	23,664	49,704	11,645	1,100,624
Fidelity Series Small Cap Opportunities Fund	2,184,630	22,302	228,271	--	1,983,578
Total	$222,816,800	$8,573,966	$15,858,705	$737,724	$218,711,771

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $203,428,148. Net unrealized appreciation aggregated $15,283,623, of which $16,754,718 related to appreciated investment securities and $1,471,095 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2010 Fund

June 30, 2017

FF-K-10-QTLY-0817
1.907106.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	1,537,238	$24,334,472
Fidelity Series 1000 Value Index Fund Class F (a)	2,460,816	29,997,346
Fidelity Series All-Sector Equity Fund Class F (a)	3,589,380	45,944,069
Fidelity Series Blue Chip Growth Fund Class F (a)	3,397,642	46,309,856
Fidelity Series Commodity Strategy Fund Class F (a)(b)	8,777,339	45,466,614
Fidelity Series Equity-Income Fund Class F (a)	4,282,782	56,875,345
Fidelity Series Growth & Income Fund Class F (a)	7,188,185	108,038,422
Fidelity Series Growth Company Fund Class F (a)	5,720,405	91,183,255
Fidelity Series Intrinsic Opportunities Fund Class F (a)	6,511,920	110,377,044
Fidelity Series Opportunistic Insights Fund Class F (a)	2,971,720	50,964,998
Fidelity Series Real Estate Equity Fund Class F (a)	712,552	9,398,556
Fidelity Series Small Cap Discovery Fund Class F (a)	1,218,629	14,282,328
Fidelity Series Small Cap Opportunities Fund Class F (a)	2,939,339	42,267,702
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	6,258,672	80,361,352
TOTAL DOMESTIC EQUITY FUNDS
(Cost $569,756,684)		755,801,359

International Equity Funds - 17.4%
Fidelity Series Emerging Markets Fund Class F (a)	8,896,950	168,419,268
Fidelity Series International Growth Fund Class F (a)	8,313,780	127,034,559
Fidelity Series International Small Cap Fund Class F (a)	1,720,553	29,266,609
Fidelity Series International Value Fund Class F (a)	12,291,732	126,604,844
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $337,660,874)		451,325,280

Bond Funds - 37.0%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,867,735	19,237,673
Fidelity Series Floating Rate High Income Fund Class F (a)	660,973	6,279,243
Fidelity Series High Income Fund Class F (a)	4,033,176	38,920,148
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,829,057	67,266,214
Fidelity Series Investment Grade Bond Fund Class F (a)	70,012,870	787,644,789
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	2,789,288	24,573,630
Fidelity Series Real Estate Income Fund Class F (a)	1,124,485	12,639,216
TOTAL BOND FUNDS
(Cost $961,227,685)		956,560,913

Short-Term Funds - 16.4%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)	323,080,448	323,080,448
Fidelity Series Short-Term Credit Fund Class F (a)	10,255,004	102,447,493
TOTAL SHORT-TERM FUNDS
(Cost $425,490,176)		425,527,941
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,294,135,419)		2,589,215,493
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,023,543)
NET ASSETS - 100%		$2,588,191,950

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$26,633,654	$144,063	$3,154,951	$--	$24,334,472
Fidelity Series 1000 Value Index Fund Class F	32,554,408	175,988	3,147,168	--	29,997,346
Fidelity Series All-Sector Equity Fund Class F	50,229,152	271,487	6,240,484	--	45,944,069
Fidelity Series Blue Chip Growth Fund Class F	51,258,571	277,947	8,746,609	--	46,309,856
Fidelity Series Commodity Strategy Fund Class F	42,462,190	5,899,230	1,550,506	--	45,466,614
Fidelity Series Emerging Markets Debt Fund Class F	19,415,725	359,215	670,741	284,975	19,237,673
Fidelity Series Emerging Markets Fund Class F	171,761,902	804,953	13,820,325	--	168,419,268
Fidelity Series Equity-Income Fund Class F	122,650,584	1,009,855	67,749,728	409,716	56,875,345
Fidelity Series Floating Rate High Income Fund Class F	6,465,788	99,450	279,475	68,517	6,279,243
Fidelity Series Government Money Market Fund Class F 0.99%	319,560,192	16,984,290	13,464,034	581,172	323,080,448
Fidelity Series Growth & Income Fund Class F	86,360,609	26,465,923	6,620,742	129,056	108,038,422
Fidelity Series Growth Company Fund Class F	101,413,924	--	18,296,731	--	91,183,255
Fidelity Series High Income Fund Class F	39,714,163	716,010	1,676,851	530,412	38,920,148
Fidelity Series Inflation-Protected Bond Index Fund Class F	70,257,444	359,222	3,074,199	18,986	67,266,214
Fidelity Series International Growth Fund Class F	122,124,216	585,429	6,463,208	--	127,034,559
Fidelity Series International Small Cap Fund Class F	27,469,707	133,871	1,218,202	--	29,266,609
Fidelity Series International Value Fund Class F	122,308,749	2,266,601	5,196,070	--	126,604,844
Fidelity Series Intrinsic Opportunities Fund Class F	79,785,564	26,276,488	--	--	110,377,044
Fidelity Series Investment Grade Bond Fund Class F	793,189,245	21,010,110	32,191,142	4,800,366	787,644,789
Fidelity Series Long-Term Treasury Bond Index Fund Class F	773,613	23,764,691	17,517	17,786	24,573,630
Fidelity Series Opportunistic Insights Fund Class F	56,215,690	303,930	8,905,441	--	50,964,998
Fidelity Series Real Estate Equity Fund Class F	10,269,955	93,744	1,103,780	37,302	9,398,556
Fidelity Series Real Estate Income Fund Class F	12,817,921	197,048	525,460	138,847	12,639,216
Fidelity Series Short-Term Credit Fund Class F	105,955,753	881,049	4,601,545	373,364	102,447,493
Fidelity Series Small Cap Discovery Fund Class F	15,372,473	156,386	1,486,732	73,970	14,282,328
Fidelity Series Small Cap Opportunities Fund Class F	45,567,134	246,985	3,660,614	--	42,267,702
Fidelity Series Stock Selector Large Cap Value Fund Class F	87,417,586	472,219	8,046,311	--	80,361,352
Total	$2,620,005,912	$129,956,184	$221,908,566	$7,464,469	$2,589,215,493

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,296,758,557. Net unrealized appreciation aggregated $292,456,936, of which $313,431,682 related to appreciated investment securities and $20,974,746 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2010 Fund

June 30, 2017

F10-QTLY-0817
1.818356.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,472,296	$39,136,444
Fidelity Series 1000 Value Index Fund (a)	3,953,402	48,191,967
Fidelity Series All-Sector Equity Fund (a)	5,749,402	73,707,329
Fidelity Series Blue Chip Growth Fund (a)	5,455,256	74,300,580
Fidelity Series Commodity Strategy Fund (a)(b)	14,115,007	72,268,838
Fidelity Series Equity-Income Fund (a)	6,866,988	91,193,601
Fidelity Series Growth & Income Fund (a)	11,536,143	173,042,140
Fidelity Series Growth Company Fund (a)	9,179,104	146,223,124
Fidelity Series Intrinsic Opportunities Fund (a)	10,171,474	172,203,057
Fidelity Series Opportunistic Insights Fund (a)	4,777,658	81,793,507
Fidelity Series Real Estate Equity Fund (a)	1,156,524	15,254,552
Fidelity Series Small Cap Discovery Fund (a)	1,966,740	23,050,188
Fidelity Series Small Cap Opportunities Fund (a)	4,746,238	67,823,738
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,036,136	128,763,630
TOTAL DOMESTIC EQUITY FUNDS
(Cost $938,515,471)		1,206,952,695

International Equity Funds - 17.4%
Fidelity Series Emerging Markets Fund (a)	14,278,667	269,581,232
Fidelity Series International Growth Fund (a)	13,325,133	203,075,031
Fidelity Series International Small Cap Fund (a)	2,756,544	46,778,549
Fidelity Series International Value Fund (a)	19,707,287	202,393,833
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $594,291,399)		721,828,645

Bond Funds - 37.0%
Fidelity Series Emerging Markets Debt Fund (a)	3,008,283	30,985,319
Fidelity Series Floating Rate High Income Fund (a)	1,057,340	10,044,727
Fidelity Series High Income Fund (a)	6,445,774	62,201,715
Fidelity Series Inflation-Protected Bond Index Fund (a)	10,946,248	107,601,622
Fidelity Series Investment Grade Bond Fund (a)	111,998,446	1,258,862,533
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,463,171	39,320,533
Fidelity Series Real Estate Income Fund (a)	1,804,426	20,281,745
TOTAL BOND FUNDS
(Cost $1,550,060,406)		1,529,298,194

Short-Term Funds - 16.4%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	516,520,369	516,520,369
Fidelity Series Short-Term Credit Fund (a)	16,399,467	163,830,676
TOTAL SHORT-TERM FUNDS
(Cost $680,307,736)		680,351,045
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,763,175,012)		4,138,430,579
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,853,747)
NET ASSETS - 100%		$4,136,576,832

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$42,164,646	$48,277	$4,202,212	$--	$39,136,444
Fidelity Series 1000 Value Index Fund	51,526,879	58,944	4,092,317	--	48,191,967
Fidelity Series All-Sector Equity Fund	79,520,284	90,930	8,558,947	--	73,707,329
Fidelity Series Blue Chip Growth Fund	81,130,669	93,053	12,492,711	--	74,300,580
Fidelity Series Commodity Strategy Fund	66,580,114	9,552,542	1,863,130	--	72,268,838
Fidelity Series Emerging Markets Debt Fund	30,964,719	474,883	666,209	449,303	30,985,319
Fidelity Series Emerging Markets Fund	271,438,238	275,983	17,448,737	--	269,581,232
Fidelity Series Equity-Income Fund	194,132,279	705,741	105,168,165	588,037	91,193,601
Fidelity Series Floating Rate High Income Fund	10,226,318	117,184	277,586	106,554	10,044,727
Fidelity Series Government Money Market Fund 0.99%	504,760,496	25,207,277	13,447,404	918,636	516,520,369
Fidelity Series Growth & Income Fund	136,706,954	41,826,886	8,375,831	148,499	173,042,140
Fidelity Series Growth Company Fund	160,622,872	--	27,094,846	--	146,223,124
Fidelity Series High Income Fund	62,714,112	892,004	1,665,521	828,212	62,201,715
Fidelity Series Inflation-Protected Bond Index Fund	110,955,952	132,854	3,053,421	15,993	107,601,622
Fidelity Series International Growth Fund	192,889,582	206,666	6,939,877	--	203,075,031
Fidelity Series International Small Cap Fund	43,404,977	47,367	1,204,437	--	46,778,549
Fidelity Series International Value Fund	193,388,884	2,949,076	5,190,765	--	202,393,833
Fidelity Series Intrinsic Opportunities Fund	123,853,701	41,663,872	--	--	172,203,057
Fidelity Series Investment Grade Bond Fund	1,251,611,176	31,219,554	32,858,826	7,406,923	1,258,862,533
Fidelity Series Long-Term Treasury Bond Index Fund	1,150,158	38,111,330	22,350	27,560	39,320,533
Fidelity Series Opportunistic Insights Fund	89,027,558	101,993	12,699,798	--	81,793,507
Fidelity Series Real Estate Equity Fund	16,232,403	68,271	1,277,587	49,484	15,254,552
Fidelity Series Real Estate Income Fund	20,314,432	233,717	521,922	213,680	20,281,745
Fidelity Series Short-Term Credit Fund	167,320,535	737,933	4,562,123	562,288	163,830,676
Fidelity Series Small Cap Discovery Fund	24,305,650	132,948	1,789,409	105,199	23,050,188
Fidelity Series Small Cap Opportunities Fund	72,102,603	82,811	4,546,933	--	67,823,738
Fidelity Series Stock Selector Large Cap Value Fund	138,322,291	158,372	10,536,009	--	128,763,630
Total	$4,137,368,482	$195,190,468	$290,557,073	$11,420,368	$4,138,430,579

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $3,772,343,498. Net unrealized appreciation aggregated $366,087,081, of which $421,052,927 related to appreciated investment securities and $54,965,846 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2040 Fund

June 30, 2017

AFF40-QTLY-0817
1.818366.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	9,710,681	$132,356,586
Fidelity Advisor Series Equity-Income Fund (a)	12,083,982	159,991,918
Fidelity Advisor Series Growth & Income Fund (a)	16,046,252	237,965,919
Fidelity Advisor Series Growth Opportunities Fund (a)	7,066,960	87,983,651
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,049,509	122,802,454
Fidelity Advisor Series Small Cap Fund (a)	5,669,301	66,897,750
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	11,905,347	154,888,561
Fidelity Series 100 Index Fund (a)	4,331,145	68,562,019
Fidelity Series 1000 Value Index Fund (a)	2,153,123	26,246,575
Fidelity Series All-Sector Equity Fund (a)	7,303,658	93,632,894
Fidelity Series Commodity Strategy Fund (a)(b)	6,844,929	35,046,037
Fidelity Series Real Estate Equity Fund (a)	1,190,304	15,700,108
Fidelity Series Small Cap Opportunities Fund (a)	5,485,500	78,387,795
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,007,311,686)		1,280,462,267

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	10,854,636	204,935,523
Fidelity Series International Growth Fund (a)	13,122,886	199,992,783
Fidelity Series International Small Cap Fund (a)	2,729,502	46,319,655
Fidelity Series International Value Fund (a)	19,391,479	199,150,492
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $518,764,174)		650,398,453

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund (a)	1,403,156	14,452,510
Fidelity Series Floating Rate High Income Fund (a)	505,774	4,804,856
Fidelity Series High Income Fund (a)	3,149,692	30,394,528
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,783,918	17,535,912
Fidelity Series Investment Grade Bond Fund (a)	909,777	10,225,897
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,232,776	19,670,758
Fidelity Series Real Estate Income Fund (a)	871,225	9,792,564
TOTAL BOND FUNDS
(Cost $106,233,303)		106,877,025

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	504,578	5,040,737
Fidelity Series Government Money Market Fund 0.99% (a)(c)	17,508,157	17,508,157
TOTAL SHORT-TERM FUNDS
(Cost $22,543,259)		22,548,894
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,654,852,422)		2,060,286,639
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,707,688)
NET ASSETS - 100%		$2,058,578,951

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$133,478,332	$2,461,685	$13,903,025	$--	$132,356,586
Fidelity Advisor Series Equity-Income Fund	237,148,200	4,434,239	83,520,951	721,227	159,991,918
Fidelity Advisor Series Growth & Income Fund	164,302,713	77,879,915	7,799,544	--	237,965,919
Fidelity Advisor Series Growth Opportunities Fund	87,924,291	1,612,555	8,140,588	--	87,983,651
Fidelity Advisor Series Opportunistic Insights Fund	124,077,560	2,288,237	11,516,142	--	122,802,454
Fidelity Advisor Series Short-Term Credit Fund	5,143,136	123,236	230,890	17,640	5,040,737
Fidelity Advisor Series Small Cap Fund	65,935,430	1,228,959	2,683,191	--	66,897,750
Fidelity Advisor Series Stock Selector Large Cap Value Fund	157,424,474	2,950,863	6,442,746	--	154,888,561
Fidelity Series 100 Index Fund	68,211,706	1,269,420	2,770,977	--	68,562,019
Fidelity Series 1000 Value Index Fund	26,459,062	491,931	1,073,758	--	26,246,575
Fidelity Series All-Sector Equity Fund	92,541,193	1,718,133	3,751,310	--	93,632,894
Fidelity Series Commodity Strategy Fund	31,835,227	5,530,702	1,350,508	--	35,046,037
Fidelity Series Emerging Markets Debt Fund	14,411,820	436,781	494,774	210,516	14,452,510
Fidelity Series Emerging Markets Fund	202,031,324	3,771,010	12,363,183	--	204,935,523
Fidelity Series Floating Rate High Income Fund	4,875,701	145,506	206,154	51,231	4,804,856
Fidelity Series Government Money Market Fund 0.99%	16,126,078	2,026,217	644,138	30,323	17,508,157
Fidelity Series High Income Fund	30,531,642	972,218	1,236,931	406,557	30,394,528
Fidelity Series Inflation-Protected Bond Index Fund	17,962,427	304,288	659,676	2,623	17,535,912
Fidelity Series International Growth Fund	190,717,418	3,600,186	11,184,054	--	199,992,783
Fidelity Series International Small Cap Fund	43,576,472	823,355	2,659,106	--	46,319,655
Fidelity Series International Value Fund	191,221,028	4,272,000	7,547,987	--	199,150,492
Fidelity Series Investment Grade Bond Fund	8,909,130	1,705,990	448,334	58,330	10,225,897
Fidelity Series Long-Term Treasury Bond Index Fund	9,530	19,637,894	740	11,707	19,670,758
Fidelity Series Real Estate Equity Fund	15,766,650	338,822	632,103	49,097	15,700,108
Fidelity Series Real Estate Income Fund	9,775,563	281,558	388,370	103,520	9,792,564
Fidelity Series Small Cap Opportunities Fund	79,919,247	1,476,810	3,224,192	--	78,387,795
Total	$2,020,315,354	$141,782,510	$184,873,372	$1,662,771	$2,060,286,639

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,659,805,338. Net unrealized appreciation aggregated $400,481,301, of which $409,266,192 related to appreciated investment securities and $8,784,891 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2035 Fund

June 30, 2017

FF-K-35-QTLY-0817
1.907117.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	16,311,000	$258,203,136
Fidelity Series 1000 Value Index Fund Class F (a)	25,335,211	308,836,226
Fidelity Series All-Sector Equity Fund Class F (a)	37,651,463	481,938,721
Fidelity Series Blue Chip Growth Fund Class F (a)	35,625,839	485,580,190
Fidelity Series Commodity Strategy Fund Class F (a)(b)	41,007,466	212,418,674
Fidelity Series Equity-Income Fund Class F (a)	44,809,347	595,068,132
Fidelity Series Growth & Income Fund Class F (a)	73,169,428	1,099,736,505
Fidelity Series Growth Company Fund Class F (a)	59,483,102	948,160,651
Fidelity Series Intrinsic Opportunities Fund Class F (a)	62,396,705	1,057,624,143
Fidelity Series Opportunistic Insights Fund Class F (a)	31,127,100	533,829,770
Fidelity Series Real Estate Equity Fund Class F (a)	7,492,402	98,824,783
Fidelity Series Small Cap Discovery Fund Class F (a)	12,495,828	146,451,109
Fidelity Series Small Cap Opportunities Fund Class F (a)	30,043,676	432,028,060
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	64,457,600	827,635,582
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,993,544,501)		7,486,335,682

International Equity Funds - 31.3%
Fidelity Series Emerging Markets Fund Class F (a)	63,547,416	1,202,952,579
Fidelity Series International Growth Fund Class F (a)	76,548,385	1,169,659,325
Fidelity Series International Small Cap Fund Class F (a)	15,933,034	271,020,910
Fidelity Series International Value Fund Class F (a)	113,076,367	1,164,686,577
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,213,966,092)		3,808,319,391

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	8,172,965	84,181,545
Fidelity Series Floating Rate High Income Fund Class F (a)	2,982,789	28,336,494
Fidelity Series High Income Fund Class F (a)	18,476,410	178,297,354
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	10,009,427	98,592,854
Fidelity Series Investment Grade Bond Fund Class F (a)	17,794,206	200,184,814
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	12,984,360	114,392,208
Fidelity Series Real Estate Income Fund Class F (a)	5,046,653	56,724,376
TOTAL BOND FUNDS
(Cost $753,977,284)		760,709,645

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)	103,814,554	103,814,554
Fidelity Series Short-Term Credit Fund Class F (a)	2,958,237	29,552,792
TOTAL SHORT-TERM FUNDS
(Cost $133,306,524)		133,367,346
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $10,094,794,401)		12,188,732,064
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,550,673)
NET ASSETS - 100%		$12,182,181,391

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$249,841,795	$7,059,105	$5,536,511	$--	$258,203,136
Fidelity Series 1000 Value Index Fund Class F	302,926,247	8,614,365	6,761,384	--	308,836,226
Fidelity Series All-Sector Equity Fund Class F	471,224,627	13,295,812	18,637,580	--	481,938,721
Fidelity Series Blue Chip Growth Fund Class F	481,009,837	13,597,506	42,342,836	--	485,580,190
Fidelity Series Commodity Strategy Fund Class F	191,335,027	30,324,860	3,126,758	--	212,418,674
Fidelity Series Emerging Markets Debt Fund Class F	82,074,709	2,941,295	1,387,652	1,223,196	84,181,545
Fidelity Series Emerging Markets Fund Class F	1,157,363,909	28,439,810	48,840,264	--	1,202,952,579
Fidelity Series Equity-Income Fund Class F	1,147,804,209	28,366,010	591,572,452	3,844,911	595,068,132
Fidelity Series Floating Rate High Income Fund Class F	27,927,107	1,017,543	578,188	301,657	28,336,494
Fidelity Series Government Money Market Fund Class F 0.99%	90,956,611	14,707,900	1,849,958	174,695	103,814,554
Fidelity Series Growth & Income Fund Class F	807,402,839	294,614,852	19,979,661	1,209,927	1,099,736,505
Fidelity Series Growth Company Fund Class F	948,289,687	--	76,585,801	--	948,160,651
Fidelity Series High Income Fund Class F	174,382,885	6,667,433	3,469,128	2,372,262	178,297,354
Fidelity Series Inflation-Protected Bond Index Fund Class F	98,530,938	2,318,016	1,850,202	27,259	98,592,854
Fidelity Series International Growth Fund Class F	1,089,368,431	27,109,135	44,223,604	--	1,169,659,325
Fidelity Series International Small Cap Fund Class F	248,922,988	6,199,705	10,539,863	--	271,020,910
Fidelity Series International Value Fund Class F	1,091,052,291	29,399,737	21,081,803	--	1,164,686,577
Fidelity Series Intrinsic Opportunities Fund Class F	727,413,677	290,460,305	--	--	1,057,624,143
Fidelity Series Investment Grade Bond Fund Class F	139,107,390	62,760,863	2,565,671	938,278	200,184,814
Fidelity Series Long-Term Treasury Bond Index Fund Class F	55,037	114,197,569	--	67,907	114,392,208
Fidelity Series Opportunistic Insights Fund Class F	527,484,716	14,904,973	40,295,467	--	533,829,770
Fidelity Series Real Estate Equity Fund Class F	96,539,309	3,104,434	2,157,549	364,912	98,824,783
Fidelity Series Real Estate Income Fund Class F	55,202,244	1,959,094	1,087,486	612,781	56,724,376
Fidelity Series Short-Term Credit Fund Class F	29,234,736	906,944	647,571	105,173	29,552,792
Fidelity Series Small Cap Discovery Fund Class F	142,489,189	4,759,834	3,164,964	721,630	146,451,109
Fidelity Series Small Cap Opportunities Fund Class F	428,219,483	12,089,386	9,486,926	--	432,028,060
Fidelity Series Stock Selector Large Cap Value Fund Class F	817,479,083	23,141,459	18,154,497	--	827,635,582
Total	$11,623,639,001	$1,042,957,945	$975,923,776	$11,964,588	$12,188,732,064

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $10,126,050,995. Net unrealized appreciation aggregated $2,062,681,069, of which $2,125,299,816 related to appreciated investment securities and $62,618,747 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2015 Fund

June 30, 2017

FF-K-15-QTLY-0817
1.907108.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	3,633,890	$57,524,476
Fidelity Series 1000 Value Index Fund Class F (a)	5,816,383	70,901,706
Fidelity Series All-Sector Equity Fund Class F (a)	8,484,805	108,605,506
Fidelity Series Blue Chip Growth Fund Class F (a)	8,033,198	109,492,489
Fidelity Series Commodity Strategy Fund Class F (a)(b)	15,906,405	82,395,180
Fidelity Series Equity-Income Fund Class F (a)	10,123,267	134,436,987
Fidelity Series Growth & Income Fund Class F (a)	16,989,058	255,345,536
Fidelity Series Growth Company Fund Class F (a)	13,523,268	215,560,889
Fidelity Series Intrinsic Opportunities Fund Class F (a)	15,271,106	258,845,249
Fidelity Series Opportunistic Insights Fund Class F (a)	7,025,679	120,490,400
Fidelity Series Real Estate Equity Fund Class F (a)	1,684,772	22,222,138
Fidelity Series Small Cap Discovery Fund Class F (a)	2,879,801	33,751,270
Fidelity Series Small Cap Opportunities Fund Class F (a)	6,946,039	99,884,037
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	14,793,317	189,946,190
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,335,085,859)		1,759,402,053

International Equity Funds - 20.2%
Fidelity Series Emerging Markets Fund Class F (a)	18,758,972	355,107,336
Fidelity Series International Growth Fund Class F (a)	18,992,122	290,199,626
Fidelity Series International Small Cap Fund Class F (a)	3,960,442	67,367,124
Fidelity Series International Value Fund Class F (a)	27,961,662	288,005,119
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $769,203,622)		1,000,679,205

Bond Funds - 32.5%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,447,772	35,512,053
Fidelity Series Floating Rate High Income Fund Class F (a)	1,260,857	11,978,142
Fidelity Series High Income Fund Class F (a)	7,703,153	74,335,429
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	9,259,281	91,203,916
Fidelity Series Investment Grade Bond Fund Class F (a)	118,150,011	1,329,187,627
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	5,338,670	47,033,679
Fidelity Series Real Estate Income Fund Class F (a)	2,070,361	23,270,861
TOTAL BOND FUNDS
(Cost $1,628,991,719)		1,612,521,707

Short-Term Funds - 11.8%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)	446,701,885	446,701,885
Fidelity Series Short-Term Credit Fund Class F (a)	14,015,079	140,010,637
TOTAL SHORT-TERM FUNDS
(Cost $586,705,117)		586,712,522
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,319,986,317)		4,959,315,487
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,097,288)
NET ASSETS - 100%		$4,957,218,199

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$61,831,410	$548,845	$6,507,351	$--	$57,524,476
Fidelity Series 1000 Value Index Fund Class F	75,386,580	668,975	6,116,717	--	70,901,706
Fidelity Series All-Sector Equity Fund Class F	116,610,744	1,032,265	12,940,279	--	108,605,506
Fidelity Series Blue Chip Growth Fund Class F	119,012,222	1,056,436	18,739,744	--	109,492,489
Fidelity Series Commodity Strategy Fund Class F	81,251,822	7,291,995	3,575,846	--	82,395,180
Fidelity Series Emerging Markets Debt Fund Class F	35,864,844	756,757	1,357,248	525,149	35,512,053
Fidelity Series Emerging Markets Fund Class F	361,474,111	2,768,558	29,485,519	--	355,107,336
Fidelity Series Equity-Income Fund Class F	283,566,955	3,235,274	154,680,318	945,680	134,436,987
Fidelity Series Floating Rate High Income Fund Class F	12,329,193	226,833	565,518	130,331	11,978,142
Fidelity Series Government Money Market Fund Class F 0.99%	437,119,815	28,916,792	19,334,722	796,288	446,701,885
Fidelity Series Growth & Income Fund Class F	200,514,374	63,240,361	12,649,558	299,146	255,345,536
Fidelity Series Growth Company Fund Class F	235,472,173	--	38,575,486	--	215,560,889
Fidelity Series High Income Fund Class F	75,819,596	1,589,302	3,393,117	1,010,283	74,335,429
Fidelity Series Inflation-Protected Bond Index Fund Class F	95,207,994	778,332	4,411,012	25,648	91,203,916
Fidelity Series International Growth Fund Class F	279,105,346	2,184,822	15,728,193	--	290,199,626
Fidelity Series International Small Cap Fund Class F	63,176,033	498,742	2,927,925	--	67,367,124
Fidelity Series International Value Fund Class F	279,533,206	4,332,636	12,357,639	--	288,005,119
Fidelity Series Intrinsic Opportunities Fund Class F	186,044,286	62,712,824	--	--	258,845,249
Fidelity Series Investment Grade Bond Fund Class F	1,332,473,896	43,104,156	55,847,050	8,054,744	1,329,187,627
Fidelity Series Long-Term Treasury Bond Index Fund Class F	1,290,090	45,679,790	31,531	33,159	47,033,679
Fidelity Series Opportunistic Insights Fund Class F	130,522,176	1,156,793	18,957,156	--	120,490,400
Fidelity Series Real Estate Equity Fund Class F	23,685,073	299,194	2,083,017	86,563	22,222,138
Fidelity Series Real Estate Income Fund Class F	23,622,432	436,179	1,063,315	254,615	23,270,861
Fidelity Series Short-Term Credit Fund Class F	144,770,601	1,647,716	6,697,699	508,742	140,010,637
Fidelity Series Small Cap Discovery Fund Class F	35,611,207	486,562	2,910,653	172,350	33,751,270
Fidelity Series Small Cap Opportunities Fund Class F	105,138,722	938,242	6,455,021	--	99,884,037
Fidelity Series Stock Selector Large Cap Value Fund Class F	201,713,014	1,797,544	14,758,152	--	189,946,190
Total	$4,998,147,915	$277,385,925	$452,149,786	$12,842,698	$4,959,315,487

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $4,327,062,182. Net unrealized appreciation aggregated $632,253,305, of which $675,686,149 related to appreciated investment securities and $43,432,844 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2040 Fund

June 30, 2017

FRX-X40-QTLY-0817
1.906850.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,105,637,131)	22,141,220	1,550,106,787

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund - Class F (a)(b)
(Cost $34,164,399)	3,418,323	33,943,944

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $610,231,726)	55,509,312	678,878,885

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $251,666,369)	21,675,572	251,436,633
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,001,699,625)		2,514,366,249
NET OTHER ASSETS (LIABILITIES) - 0.0%		(179,632)
NET ASSETS - 100%		$2,514,186,617

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Strategy Fund - Class F	$--	$34,337,797	$170,905	$--	$33,943,944
Fidelity Series Commodity Strategy Fund Class F	31,172,985	1,899,465	32,296,507	--	--
Fidelity Series Global ex U.S. Index Fund	633,792,887	34,256,948	27,330,542	--	678,878,885
Fidelity Total Market Index Fund Class F	1,439,197,740	85,783,706	12,999,299	4,137,177	1,550,106,787
Fidelity U.S. Bond Index Fund Class F	234,077,876	18,249,010	2,521,616	1,520,531	251,436,633
Total	$2,338,241,488	$174,526,926	$75,318,869	$5,657,708	$2,514,366,249

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,009,209,811. Net unrealized appreciation aggregated $505,156,438, of which $508,509,953 related to appreciated investment securities and $3,353,515 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2010 Fund

June 30, 2017

Z10-QTLY-0817
1.9884232.100

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	59	$938
Fidelity Series 1000 Value Index Fund (a)	95	1,157
Fidelity Series All-Sector Equity Fund (a)	138	1,772
Fidelity Series Blue Chip Growth Fund (a)	131	1,786
Fidelity Series Commodity Strategy Fund (a)(b)	342	1,753
Fidelity Series Equity-Income Fund (a)	165	2,193
Fidelity Series Growth & Income Fund (a)	278	4,166
Fidelity Series Growth Company Fund (a)	221	3,522
Fidelity Series Intrinsic Opportunities Fund (a)	247	4,176
Fidelity Series Opportunistic Insights Fund (a)	115	1,967
Fidelity Series Real Estate Equity Fund (a)	28	363
Fidelity Series Small Cap Discovery Fund (a)	47	551
Fidelity Series Small Cap Opportunities Fund (a)	116	1,663
Fidelity Series Stock Selector Large Cap Value Fund (a)	242	3,099
TOTAL DOMESTIC EQUITY FUNDS
(Cost $29,210)		29,106

International Equity Funds - 17.4%
Fidelity Series Emerging Markets Fund (a)	342	6,461
Fidelity Series International Growth Fund (a)	322	4,902
Fidelity Series International Small Cap Fund (a)	67	1,131
Fidelity Series International Value Fund (a)	475	4,881
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,520)		17,375

Bond Funds - 36.9%
Fidelity Series Emerging Markets Debt Fund (a)	71	736
Fidelity Series Floating Rate High Income Fund (a)	25	240
Fidelity Series High Income Fund (a)	156	1,506
Fidelity Series Inflation-Protected Bond Index Fund (a)	264	2,592
Fidelity Series Investment Grade Bond Fund (a)	2,697	30,311
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107	946
Fidelity Series Real Estate Income Fund (a)	43	483
TOTAL BOND FUNDS
(Cost $36,955)		36,814

Short-Term Funds - 16.5%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	12,447	12,447
Fidelity Series Short-Term Credit Fund (a)	395	3,944
TOTAL SHORT-TERM FUNDS
(Cost $16,391)		16,391
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $100,076)		99,686
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,686

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$--	$990	$48	$--	$938
Fidelity Series 1000 Value Index Fund	--	1,200	54	--	1,157
Fidelity Series All-Sector Equity Fund	--	1,860	74	--	1,772
Fidelity Series Blue Chip Growth Fund	--	1,930	97	--	1,786
Fidelity Series Commodity Strategy Fund	--	1,745	--	--	1,753
Fidelity Series Emerging Markets Debt Fund	--	743	--	3	736
Fidelity Series Emerging Markets Fund	--	6,540	--	--	6,461
Fidelity Series Equity-Income Fund	--	4,150	1,984	--	2,193
Fidelity Series Floating Rate High Income Fund	--	241	--	1	240
Fidelity Series Government Money Market Fund 0.99%	--	12,447	--	7	12,447
Fidelity Series Growth & Income Fund	--	4,204	64	--	4,166
Fidelity Series Growth Company Fund	--	3,850	243	--	3,522
Fidelity Series High Income Fund	--	1,515	--	5	1,506
Fidelity Series Inflation-Protected Bond Index Fund	--	2,610	--	--	2,592
Fidelity Series International Growth Fund	--	4,950	--	--	4,902
Fidelity Series International Small Cap Fund	--	1,140	--	--	1,131
Fidelity Series International Value Fund	--	4,890	--	--	4,881
Fidelity Series Intrinsic Opportunities Fund	--	4,170	--	--	4,176
Fidelity Series Investment Grade Bond Fund	--	30,438	16	48	30,311
Fidelity Series Long-Term Treasury Bond Index Fund	--	945	--	--	946
Fidelity Series Opportunistic Insights Fund	--	2,110	99	--	1,967
Fidelity Series Real Estate Equity Fund	--	380	20	--	363
Fidelity Series Real Estate Income Fund	--	480	--	--	483
Fidelity Series Short-Term Credit Fund	--	3,944	--	4	3,944
Fidelity Series Small Cap Discovery Fund	--	562	14	2	551
Fidelity Series Small Cap Opportunities Fund	--	1,680	10	--	1,663
Fidelity Series Stock Selector Large Cap Value Fund	--	3,220	141	--	3,099
Total	$--	$102,934	$2,864	$70	$99,686

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $100,076. Net unrealized depreciation aggregated $390, of which $91 related to appreciated investment securities and $481 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Income Fund

June 30, 2017

FRI-QTLY-0817
1.818362.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	652,175	$10,323,927
Fidelity Series 1000 Value Index Fund (a)	1,039,664	12,673,508
Fidelity Series All-Sector Equity Fund (a)	1,503,806	19,278,799
Fidelity Series Blue Chip Growth Fund (a)	1,426,100	19,423,488
Fidelity Series Commodity Strategy Fund (a)(b)	7,261,082	37,176,741
Fidelity Series Equity-Income Fund (a)	1,793,126	23,812,718
Fidelity Series Growth & Income Fund (a)	3,001,884	45,028,257
Fidelity Series Growth Company Fund (a)	2,387,002	38,024,945
Fidelity Series Intrinsic Opportunities Fund (a)	2,775,613	46,991,133
Fidelity Series Opportunistic Insights Fund (a)	1,248,031	21,366,285
Fidelity Series Real Estate Equity Fund (a)	313,712	4,137,864
Fidelity Series Small Cap Discovery Fund (a)	525,820	6,162,610
Fidelity Series Small Cap Opportunities Fund (a)	1,242,963	17,761,946
Fidelity Series Stock Selector Large Cap Value Fund (a)	2,614,525	33,544,356
TOTAL DOMESTIC EQUITY FUNDS
(Cost $256,829,690)		335,706,577

International Equity Funds - 11.1%
Fidelity Series Emerging Markets Fund (a)	5,223,561	98,620,833
Fidelity Series International Growth Fund (a)	4,061,287	61,894,016
Fidelity Series International Small Cap Fund (a)	833,816	14,149,856
Fidelity Series International Value Fund (a)	6,010,389	61,726,692
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $187,048,427)		236,391,397

Bond Funds - 45.2%
Fidelity Series Emerging Markets Debt Fund (a)	1,573,161	16,203,559
Fidelity Series Floating Rate High Income Fund (a)	549,819	5,223,281
Fidelity Series High Income Fund (a)	3,341,367	32,244,189
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,030,963	78,944,370
Fidelity Series Investment Grade Bond Fund (a)	71,114,762	799,329,920
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,289,208	20,167,925
Fidelity Series Real Estate Income Fund (a)	916,079	10,296,728
TOTAL BOND FUNDS
(Cost $922,927,293)		962,409,972

Short-Term Funds - 28.0%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	450,047,124	450,047,124
Fidelity Series Short-Term Credit Fund (a)	14,705,986	146,912,796
TOTAL SHORT-TERM FUNDS
(Cost $596,816,155)		596,959,920
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,963,621,565)		2,131,467,866
NET OTHER ASSETS (LIABILITIES) - 0.0%		(828,757)
NET ASSETS - 100%		$2,130,639,109

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$11,491,675	$42,156	$1,516,208	$--	$10,323,927
Fidelity Series 1000 Value Index Fund	14,043,610	51,556	1,608,671	--	12,673,508
Fidelity Series All-Sector Equity Fund	21,673,165	79,428	3,198,826	--	19,278,799
Fidelity Series Blue Chip Growth Fund	22,111,317	81,522	4,289,464	--	19,423,488
Fidelity Series Commodity Strategy Fund	35,467,629	3,650,602	872,481	--	37,176,741
Fidelity Series Emerging Markets Debt Fund	16,127,912	276,426	310,690	234,508	16,203,559
Fidelity Series Emerging Markets Fund	100,230,776	323,821	7,581,765	--	98,620,833
Fidelity Series Equity-Income Fund	52,910,613	286,264	29,781,757	160,221	23,812,718
Fidelity Series Floating Rate High Income Fund	5,291,055	72,726	129,454	55,273	5,223,281
Fidelity Series Government Money Market Fund 0.99%	449,183,508	11,407,535	10,543,919	811,044	450,047,124
Fidelity Series Growth & Income Fund	37,258,926	11,183,122	4,203,511	40,461	45,028,257
Fidelity Series Growth Company Fund	43,774,948	--	9,205,665	--	38,024,945
Fidelity Series High Income Fund	32,354,262	533,031	776,724	428,307	32,244,189
Fidelity Series Inflation-Protected Bond Index Fund	80,976,154	280,486	1,993,566	11,741	78,944,370
Fidelity Series International Growth Fund	56,577,829	1,750,907	1,395,639	--	61,894,016
Fidelity Series International Small Cap Fund	12,490,172	668,777	317,429	--	14,149,856
Fidelity Series International Value Fund	56,718,964	3,092,189	1,395,639	--	61,726,692
Fidelity Series Intrinsic Opportunities Fund	34,027,643	11,125,228	--	--	46,991,133
Fidelity Series Investment Grade Bond Fund	801,856,863	12,019,045	20,264,139	4,731,849	799,329,920
Fidelity Series Long-Term Treasury Bond Index Fund	751,776	19,385,594	14,949	14,243	20,167,925
Fidelity Series Opportunistic Insights Fund	24,263,870	89,198	4,451,644	--	21,366,285
Fidelity Series Real Estate Equity Fund	4,491,516	29,625	445,376	13,240	4,137,864
Fidelity Series Real Estate Income Fund	10,269,443	141,381	243,419	108,525	10,296,728
Fidelity Series Short-Term Credit Fund	149,257,239	993,159	3,635,032	503,112	146,912,796
Fidelity Series Small Cap Discovery Fund	6,625,176	52,239	621,564	28,183	6,162,610
Fidelity Series Small Cap Opportunities Fund	19,807,202	72,122	2,161,235	--	17,761,946
Fidelity Series Stock Selector Large Cap Value Fund	37,719,914	137,964	4,529,996	--	33,544,356
Total	$2,137,753,157	$77,826,103	$115,488,762	$7,140,707	$2,131,467,866

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,968,451,546. Net unrealized appreciation aggregated $163,016,320, of which $177,746,027 related to appreciated investment securities and $14,729,707 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2035 Fund

June 30, 2017

Z35-QTLY-0817
1.9884242.100

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	133	$2,112
Fidelity Series 1000 Value Index Fund (a)	207	2,523
Fidelity Series All-Sector Equity Fund (a)	303	3,883
Fidelity Series Blue Chip Growth Fund (a)	287	3,913
Fidelity Series Commodity Strategy Fund (a)(b)	334	1,713
Fidelity Series Equity-Income Fund (a)	374	4,972
Fidelity Series Growth & Income Fund (a)	596	8,944
Fidelity Series Growth Company Fund (a)	496	7,900
Fidelity Series Intrinsic Opportunities Fund (a)	505	8,550
Fidelity Series Opportunistic Insights Fund (a)	252	4,309
Fidelity Series Real Estate Equity Fund (a)	60	795
Fidelity Series Small Cap Discovery Fund (a)	101	1,189
Fidelity Series Small Cap Opportunities Fund (a)	245	3,495
Fidelity Series Stock Selector Large Cap Value Fund (a)	528	6,772
TOTAL DOMESTIC EQUITY FUNDS
(Cost $61,316)		61,070

International Equity Funds - 31.3%
Fidelity Series Emerging Markets Fund (a)	520	9,811
Fidelity Series International Growth Fund (a)	628	9,576
Fidelity Series International Small Cap Fund (a)	131	2,222
Fidelity Series International Value Fund (a)	928	9,531
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,389)		31,140

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	67	686
Fidelity Series Floating Rate High Income Fund (a)	24	230
Fidelity Series High Income Fund (a)	151	1,456
Fidelity Series Inflation-Protected Bond Index Fund (a)	82	804
Fidelity Series Investment Grade Bond Fund (a)	145	1,633
Fidelity Series Long-Term Treasury Bond Index Fund (a)	106	937
Fidelity Series Real Estate Income Fund (a)	41	462
TOTAL BOND FUNDS
(Cost $6,233)		6,208

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	851	851
Fidelity Series Short-Term Credit Fund (a)	24	240
TOTAL SHORT-TERM FUNDS
(Cost $1,091)		1,091
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $100,029)		99,509
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,509

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,120	$--	$--	$2,112
Fidelity Series 1000 Value Index Fund	--	2,500	--	--	2,523
Fidelity Series All-Sector Equity Fund	--	4,040	126	--	3,883
Fidelity Series Blue Chip Growth Fund	--	4,320	302	--	3,913
Fidelity Series Commodity Strategy Fund	--	1,704	--	--	1,713
Fidelity Series Emerging Markets Debt Fund	--	693	--	3	686
Fidelity Series Emerging Markets Fund	--	9,930	--	--	9,811
Fidelity Series Equity-Income Fund	--	9,210	4,301	--	4,972
Fidelity Series Floating Rate High Income Fund	--	231	--	1	230
Fidelity Series Government Money Market Fund 0.99%	--	851	--	--	851
Fidelity Series Growth & Income Fund	--	8,891	--	--	8,944
Fidelity Series Growth Company Fund	--	8,380	295	--	7,900
Fidelity Series High Income Fund	--	1,465	--	5	1,456
Fidelity Series Inflation-Protected Bond Index Fund	--	810	--	--	804
Fidelity Series International Growth Fund	--	9,670	--	--	9,576
Fidelity Series International Small Cap Fund	--	2,240	--	--	2,222
Fidelity Series International Value Fund	--	9,550	--	--	9,531
Fidelity Series Intrinsic Opportunities Fund	--	8,540	--	--	8,550
Fidelity Series Investment Grade Bond Fund	--	1,638	--	2	1,633
Fidelity Series Long-Term Treasury Bond Index Fund	--	936	--	--	937
Fidelity Series Opportunistic Insights Fund	--	4,690	281	--	4,309
Fidelity Series Real Estate Equity Fund	--	800	11	--	795
Fidelity Series Real Estate Income Fund	--	460	--	--	462
Fidelity Series Short-Term Credit Fund	--	240	--	--	240
Fidelity Series Small Cap Discovery Fund	--	1,185	--	5	1,189
Fidelity Series Small Cap Opportunities Fund	--	3,510	--	--	3,495
Fidelity Series Stock Selector Large Cap Value Fund	--	6,730	--	--	6,772
Total	$--	$105,334	$5,316	$16	$99,509

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $100,029. Net unrealized depreciation aggregated $520, of which $181 related to appreciated investment securities and $701 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2030 Fund

June 30, 2017

FRX-X30-QTLY-0817
1.906845.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,336,129,017)	27,296,939	1,911,058,708

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund - Class F (a)(b)
(Cost $47,531,218)	4,755,961	47,226,691

International Equity Funds - 23.3%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $755,608,254)	68,623,481	839,265,172

Bond Funds - 21.5%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $775,195,856)	66,725,263	774,013,046

Inflation-Protected Bond Funds - 0.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $34,052,330)	3,403,791	33,527,346
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,948,516,675)		3,605,090,963
NET OTHER ASSETS (LIABILITIES) - 0.0%		(260,004)
NET ASSETS - 100%		$3,604,830,959

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Strategy Fund - Class F	$--	$47,715,710	$181,890	$--	$47,226,691
Fidelity Series Commodity Strategy Fund Class F	43,571,213	1,961,511	44,454,013	--	--
Fidelity Series Global ex U.S. Index Fund	792,553,531	36,716,261	37,536,912	--	839,265,172
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,506,106	4,295,218	137,451	8,602	33,527,346
Fidelity Total Market Index Fund Class F	1,794,616,069	92,527,392	23,414,046	5,156,573	1,911,058,708
Fidelity U.S. Bond Index Fund Class F	699,371,055	72,981,166	3,182,509	4,584,622	774,013,046
Total	$3,359,617,974	$256,197,258	$108,906,821	$9,749,797	$3,605,090,963

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,958,982,161. Net unrealized appreciation aggregated $646,108,802, of which $654,477,224 related to appreciated investment securities and $8,368,422 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2060 Fund

June 30, 2017

X60-QTLY-0817
1.9858345.102

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $46,950,913)	745,840	52,216,282

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F(a)(b)
(Cost $1,149,654)	115,148	1,143,422

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $20,496,488)	1,869,865	22,868,445

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $8,492,923)	730,155	8,469,796
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $77,089,978)		84,697,945
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,417)
NET ASSETS - 100%		$84,691,528

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$1,149,760	$104	$--	$1,143,422
Fidelity Series Commodity Strategy Fund Class F	886,569	152,174	1,015,852	--	--
Fidelity Series Global ex U.S. Index Fund	18,024,136	4,074,739	369,404	--	22,868,445
Fidelity Total Market Index Fund Class F	40,929,514	10,592,818	474,499	119,522	52,216,282
Fidelity U.S. Bond Index Fund Class F	6,656,264	1,846,616	77,967	46,561	8,469,796
Total	$66,496,483	$17,816,107	$1,937,826	$166,083	$84,697,945

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $77,453,810. Net unrealized appreciation aggregated $7,244,135, of which $7,386,211 related to appreciated investment securities and $142,076 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2045 Fund

June 30, 2017

Z45-QTLY-0817
1.9884246.100

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	135	$2,132
Fidelity Series 1000 Value Index Fund (a)	209	2,543
Fidelity Series All-Sector Equity Fund (a)	307	3,935
Fidelity Series Blue Chip Growth Fund (a)	291	3,966
Fidelity Series Commodity Strategy Fund (a)(b)	341	1,748
Fidelity Series Equity-Income Fund (a)	367	4,872
Fidelity Series Growth & Income Fund (a)	605	9,080
Fidelity Series Growth Company Fund (a)	517	8,234
Fidelity Series Intrinsic Opportunities Fund (a)	512	8,669
Fidelity Series Opportunistic Insights Fund (a)	256	4,384
Fidelity Series Real Estate Equity Fund (a)	61	806
Fidelity Series Small Cap Discovery Fund (a)	102	1,199
Fidelity Series Small Cap Opportunities Fund (a)	247	3,535
Fidelity Series Stock Selector Large Cap Value Fund (a)	533	6,833
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,190)		61,936

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	522	9,859
Fidelity Series International Growth Fund (a)	635	9,675
Fidelity Series International Small Cap Fund (a)	132	2,242
Fidelity Series International Value Fund (a)	939	9,641
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,671)		31,417

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund (a)	66	676
Fidelity Series Floating Rate High Income Fund (a)	25	240
Fidelity Series High Income Fund (a)	152	1,466
Fidelity Series Inflation-Protected Bond Index Fund (a)	80	785
Fidelity Series Investment Grade Bond Fund (a)	44	496
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107	941
Fidelity Series Real Estate Income Fund (a)	41	462
TOTAL BOND FUNDS
(Cost $5,087)		5,066

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	840	840
Fidelity Series Short-Term Credit Fund (a)	25	250
TOTAL SHORT-TERM FUNDS
(Cost $1,090)		1,090
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $100,038)		99,509
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,509

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,140	$--	$--	$2,132
Fidelity Series 1000 Value Index Fund	--	2,520	--	--	2,543
Fidelity Series All-Sector Equity Fund	--	4,070	103	--	3,935
Fidelity Series Blue Chip Growth Fund	--	4,360	288	--	3,966
Fidelity Series Commodity Strategy Fund	--	1,739	--	--	1,748
Fidelity Series Emerging Markets Debt Fund	--	683	--	3	676
Fidelity Series Emerging Markets Fund	--	9,980	--	--	9,859
Fidelity Series Equity-Income Fund	--	9,500	4,694	--	4,872
Fidelity Series Floating Rate High Income Fund	--	241	--	1	240
Fidelity Series Government Money Market Fund 0.99%	--	840	--	--	840
Fidelity Series Growth & Income Fund	--	9,026	--	--	9,080
Fidelity Series Growth Company Fund	--	8,420	--	--	8,234
Fidelity Series High Income Fund	--	1,475	--	5	1,466
Fidelity Series Inflation-Protected Bond Index Fund	--	790	--	--	785
Fidelity Series International Growth Fund	--	9,770	--	--	9,675
Fidelity Series International Small Cap Fund	--	2,260	--	--	2,242
Fidelity Series International Value Fund	--	9,660	--	--	9,641
Fidelity Series Intrinsic Opportunities Fund	--	8,658	--	--	8,669
Fidelity Series Investment Grade Bond Fund	--	501	3	1	496
Fidelity Series Long-Term Treasury Bond Index Fund	--	940	--	--	941
Fidelity Series Opportunistic Insights Fund	--	4,730	246	--	4,384
Fidelity Series Real Estate Equity Fund	--	810	10	--	806
Fidelity Series Real Estate Income Fund	--	460	--	--	462
Fidelity Series Short-Term Credit Fund	--	250	--	--	250
Fidelity Series Small Cap Discovery Fund	--	1,195	--	5	1,199
Fidelity Series Small Cap Opportunities Fund	--	3,550	--	--	3,535
Fidelity Series Stock Selector Large Cap Value Fund	--	6,790	--	--	6,833
Total	$--	$105,358	$5,344	$15	$99,509

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $100,038. Net unrealized depreciation aggregated $529, of which $182 related to appreciated investment securities and $711 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2050 Fund

June 30, 2017

FRX-X50-QTLY-0817
1.906855.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $628,203,723)	11,976,388	838,466,917

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund - Class F (a)(b)
(Cost $18,476,937)	1,849,002	18,360,589

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $331,050,563)	30,025,492	367,211,770

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $136,533,930)	11,724,515	136,004,370
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,114,265,153)		1,360,043,646
NET OTHER ASSETS (LIABILITIES) - 0.0%		(98,712)
NET ASSETS - 100%		$1,359,944,934

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Strategy Fund - Class F	$--	$18,553,066	$75,046	$--	$18,360,589
Fidelity Series Commodity Strategy Fund Class F	16,483,646	1,195,728	17,266,921	--	--
Fidelity Series Global ex U.S. Index Fund	335,135,964	26,224,590	14,436,507	--	367,211,770
Fidelity Total Market Index Fund Class F	761,017,302	63,200,062	6,089,797	2,190,209	838,466,917
Fidelity U.S. Bond Index Fund Class F	123,775,230	12,664,616	1,294,413	811,963	136,004,370
Total	$1,236,412,142	$121,838,062	$39,162,684	$3,002,172	$1,360,043,646

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,120,771,292. Net unrealized appreciation aggregated $239,272,354, of which $241,976,974 related to appreciated investment securities and $2,704,620 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2020 Fund

June 30, 2017

FF-K-20-QTLY-0817
1.907110.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	13,786,446	$218,239,438
Fidelity Series 1000 Value Index Fund Class F (a)	22,058,775	268,896,469
Fidelity Series All-Sector Equity Fund Class F (a)	32,161,203	411,663,395
Fidelity Series Blue Chip Growth Fund Class F (a)	30,443,276	414,941,856
Fidelity Series Commodity Strategy Fund Class F (a)(b)	56,071,549	290,450,622
Fidelity Series Equity-Income Fund Class F (a)	38,367,795	509,524,320
Fidelity Series Growth & Income Fund Class F (a)	64,330,140	966,882,004
Fidelity Series Growth Company Fund Class F (a)	51,204,265	816,195,988
Fidelity Series Intrinsic Opportunities Fund Class F (a)	56,159,053	951,895,954
Fidelity Series Opportunistic Insights Fund Class F (a)	26,624,188	456,604,818
Fidelity Series Real Estate Equity Fund Class F (a)	6,410,590	84,555,686
Fidelity Series Small Cap Discovery Fund Class F (a)	10,938,930	128,204,257
Fidelity Series Small Cap Opportunities Fund Class F (a)	26,330,956	378,639,141
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	56,052,420	719,713,069
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,131,656,320)		6,616,407,017

International Equity Funds - 22.0%
Fidelity Series Emerging Markets Fund Class F (a)	66,905,026	1,266,512,137
Fidelity Series International Growth Fund Class F (a)	70,346,791	1,074,898,961
Fidelity Series International Small Cap Fund Class F (a)	14,680,050	249,707,655
Fidelity Series International Value Fund Class F (a)	103,831,588	1,069,465,357
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,909,097,451)		3,660,584,110

Bond Funds - 29.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	11,626,237	119,750,240
Fidelity Series Floating Rate High Income Fund Class F (a)	4,180,865	39,718,221
Fidelity Series High Income Fund Class F (a)	25,726,122	248,257,079
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	17,902,778	176,342,366
Fidelity Series Investment Grade Bond Fund Class F (a)	357,606,611	4,023,074,376
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	17,841,840	157,186,614
Fidelity Series Real Estate Income Fund Class F (a)	7,103,234	79,840,347
TOTAL BOND FUNDS
(Cost $4,918,698,228)		4,844,169,243

Short-Term Funds - 8.9%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)	1,124,306,065	1,124,306,065
Fidelity Series Short-Term Credit Fund Class F (a)	35,274,786	352,395,108
TOTAL SHORT-TERM FUNDS
(Cost $1,476,677,211)		1,476,701,173
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $14,436,129,210)		16,597,861,543
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,513,793)
NET ASSETS - 100%		$16,590,347,750

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$227,212,913	$2,808,919	$17,937,411	$--	$218,239,438
Fidelity Series 1000 Value Index Fund Class F	276,815,492	3,426,423	14,974,821	--	268,896,469
Fidelity Series All-Sector Equity Fund Class F	428,487,479	5,293,726	36,582,362	--	411,663,395
Fidelity Series Blue Chip Growth Fund Class F	437,343,967	5,410,737	57,963,255	--	414,941,856
Fidelity Series Commodity Strategy Fund Class F	268,591,442	36,356,013	5,957,264	--	290,450,622
Fidelity Series Emerging Markets Debt Fund Class F	119,048,609	2,818,527	2,927,272	1,760,103	119,750,240
Fidelity Series Emerging Markets Fund Class F	1,263,586,286	13,503,709	82,131,818	--	1,266,512,137
Fidelity Series Equity-Income Fund Class F	1,040,926,550	14,322,042	554,631,390	3,482,177	509,524,320
Fidelity Series Floating Rate High Income Fund Class F	40,109,752	869,977	1,219,696	429,051	39,718,221
Fidelity Series Government Money Market Fund Class F 0.99%	1,080,144,573	75,767,641	31,606,149	1,992,739	1,124,306,065
Fidelity Series Growth & Income Fund Class F	735,624,447	243,247,492	27,835,639	1,100,865	966,882,004
Fidelity Series Growth Company Fund Class F	865,046,339	--	118,125,063	--	816,195,988
Fidelity Series High Income Fund Class F	248,550,321	5,995,387	7,318,178	3,349,826	248,257,079
Fidelity Series Inflation-Protected Bond Index Fund Class F	180,602,706	2,077,633	5,610,588	49,384	176,342,366
Fidelity Series International Growth Fund Class F	1,018,288,615	11,124,521	44,962,196	--	1,074,898,961
Fidelity Series International Small Cap Fund Class F	230,598,632	2,543,726	7,774,325	--	249,707,655
Fidelity Series International Value Fund Class F	1,019,858,516	18,919,647	29,930,927	--	1,069,465,357
Fidelity Series Intrinsic Opportunities Fund Class F	674,332,614	240,972,190	--	--	951,895,954
Fidelity Series Investment Grade Bond Fund Class F	3,957,848,025	144,661,119	107,506,307	24,210,708	4,023,074,376
Fidelity Series Long-Term Treasury Bond Index Fund Class F	3,684,429	153,241,473	38,205	108,085	157,186,614
Fidelity Series Opportunistic Insights Fund Class F	479,620,293	5,935,515	57,655,075	--	456,604,818
Fidelity Series Real Estate Equity Fund Class F	86,905,397	1,413,113	4,960,013	323,953	84,555,686
Fidelity Series Real Estate Income Fund Class F	79,500,140	1,701,164	2,293,023	872,228	79,840,347
Fidelity Series Short-Term Credit Fund Class F	357,373,806	5,195,155	10,890,210	1,271,878	352,395,108
Fidelity Series Small Cap Discovery Fund Class F	130,451,439	2,450,462	6,825,816	649,767	128,204,257
Fidelity Series Small Cap Opportunities Fund Class F	386,565,536	4,812,530	13,767,735	--	378,639,141
Fidelity Series Stock Selector Large Cap Value Fund Class F	740,526,221	9,211,103	34,570,090	--	719,713,069
Total	$16,377,644,539	$1,014,079,944	$1,285,994,828	$39,600,764	$16,597,861,543

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $14,458,121,775. Net unrealized appreciation aggregated $2,139,739,768, of which $2,298,481,476 related to appreciated investment securities and $158,741,708 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2025 Fund

June 30, 2017

FRX-X25-QTLY-0817
1.906843.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $862,856,595)	18,048,544	1,263,578,601

Commodity Funds - 1.2%
Fidelity Commodity Strategy Fund - Class F (a)(b)
(Cost $36,875,225)	3,689,502	36,636,760

International Equity Funds - 19.3%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $494,648,301)	45,556,042	557,150,398

Bond Funds - 28.7%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $830,944,655)	71,461,255	828,950,562

Inflation-Protected Bond Funds - 1.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $51,445,551)	5,099,284	50,227,949

Short-Term Funds - 5.4%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)
(Cost $155,198,202)	155,198,202	155,198,202
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,431,968,529)		2,891,742,472
NET OTHER ASSETS (LIABILITIES) - 0.0%		(220,301)
NET ASSETS - 100%		$2,891,522,171

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Strategy Fund - Class F	$--	$37,010,018	$132,914	$--	$36,636,760
Fidelity Series Commodity Strategy Fund Class F	33,800,162	1,981,391	34,939,893	--	--
Fidelity Series Global ex U.S. Index Fund	521,823,587	28,015,151	24,101,957	--	557,150,398
Fidelity Series Government Money Market Fund Class F 0.99%	139,226,003	16,617,806	645,606	265,410	155,198,202
Fidelity Series Inflation-Protected Bond Index Fund Class F	45,395,159	5,249,329	210,509	13,192	50,227,949
Fidelity Total Market Index Fund Class F	1,175,931,275	70,621,225	14,237,881	3,382,676	1,263,578,601
Fidelity U.S. Bond Index Fund Class F	768,348,006	58,754,561	3,486,533	5,005,912	828,950,562
Total	$2,684,524,192	$218,249,481	$77,755,293	$8,667,190	$2,891,742,472

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,444,345,947. Net unrealized appreciation aggregated $447,396,525, of which $458,213,309 related to appreciated investment securities and $10,816,784 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2020 Fund

June 30, 2017

F20-QTLY-0817
1.818361.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,531,703	$166,716,863
Fidelity Series 1000 Value Index Fund (a)	16,828,063	205,134,084
Fidelity Series All-Sector Equity Fund (a)	24,449,764	313,445,978
Fidelity Series Blue Chip Growth Fund (a)	23,196,750	315,939,741
Fidelity Series Commodity Strategy Fund (a)(b)	42,962,494	219,967,968
Fidelity Series Equity-Income Fund (a)	29,191,671	387,665,385
Fidelity Series Growth & Income Fund (a)	48,997,199	734,957,982
Fidelity Series Growth Company Fund (a)	38,958,920	620,615,597
Fidelity Series Intrinsic Opportunities Fund (a)	41,384,984	700,647,786
Fidelity Series Opportunistic Insights Fund (a)	20,312,804	347,755,200
Fidelity Series Real Estate Equity Fund (a)	4,955,627	65,364,715
Fidelity Series Small Cap Discovery Fund (a)	8,396,394	98,405,739
Fidelity Series Small Cap Opportunities Fund (a)	20,181,715	288,396,704
Fidelity Series Stock Selector Large Cap Value Fund (a)	42,643,461	547,115,606
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,857,896,877)		5,012,129,348

International Equity Funds - 22.1%
Fidelity Series Emerging Markets Fund (a)	50,879,494	960,604,855
Fidelity Series International Growth Fund (a)	53,459,433	814,721,757
Fidelity Series International Small Cap Fund (a)	11,158,602	189,361,478
Fidelity Series International Value Fund (a)	78,918,664	810,494,681
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,268,069,904)		2,775,182,771

Bond Funds - 29.2%
Fidelity Series Emerging Markets Debt Fund (a)	8,742,897	90,051,838
Fidelity Series Floating Rate High Income Fund (a)	3,192,284	30,326,700
Fidelity Series High Income Fund (a)	19,491,595	188,093,892
Fidelity Series Inflation-Protected Bond Index Fund (a)	13,507,112	132,774,908
Fidelity Series Investment Grade Bond Fund (a)	271,180,539	3,048,069,256
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,521,363	119,123,206
Fidelity Series Real Estate Income Fund (a)	5,424,218	60,968,206
TOTAL BOND FUNDS
(Cost $3,676,515,955)		3,669,408,006

Short-Term Funds - 8.9%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	851,845,205	851,845,205
Fidelity Series Short-Term Credit Fund (a)	26,758,797	267,320,382
TOTAL SHORT-TERM FUNDS
(Cost $1,119,133,614)		1,119,165,587
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $10,921,616,350)		12,575,885,712
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,524,219)
NET ASSETS - 100%		$12,569,361,493

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$170,750,619	$1,033,279	$9,696,801	$--	$166,716,863
Fidelity Series 1000 Value Index Fund	207,961,357	1,257,956	6,998,665	--	205,134,084
Fidelity Series All-Sector Equity Fund	322,024,207	1,944,098	21,380,154	--	313,445,978
Fidelity Series Blue Chip Growth Fund	328,551,300	1,988,222	37,258,954	--	315,939,741
Fidelity Series Commodity Strategy Fund	200,800,153	27,969,211	2,742,390	--	219,967,968
Fidelity Series Emerging Markets Debt Fund	88,753,315	1,689,406	994,166	1,297,017	90,051,838
Fidelity Series Emerging Markets Fund	948,146,671	5,005,998	46,356,183	--	960,604,855
Fidelity Series Equity-Income Fund	782,895,867	5,287,414	407,107,028	2,374,718	387,665,385
Fidelity Series Floating Rate High Income Fund	30,322,371	482,311	414,234	318,832	30,326,700
Fidelity Series Government Money Market Fund 0.99%	809,950,560	52,297,432	10,402,787	1,494,422	851,845,205
Fidelity Series Growth & Income Fund	552,716,408	179,454,640	9,043,585	601,223	734,957,982
Fidelity Series Growth Company Fund	649,984,509	--	81,306,962	--	620,615,597
Fidelity Series High Income Fund	186,345,032	3,463,462	2,485,414	2,482,575	188,093,892
Fidelity Series Inflation-Protected Bond Index Fund	134,445,865	771,633	1,905,451	19,663	132,774,908
Fidelity Series International Growth Fund	763,723,461	4,177,836	20,578,698	--	814,721,757
Fidelity Series International Small Cap Fund	172,981,588	956,487	2,757,199	--	189,361,478
Fidelity Series International Value Fund	765,710,516	10,070,958	10,113,475	--	810,494,681
Fidelity Series Intrinsic Opportunities Fund	495,457,872	178,422,844	--	--	700,647,786
Fidelity Series Investment Grade Bond Fund	2,965,065,514	99,838,859	37,843,197	17,687,462	3,048,069,256
Fidelity Series Long-Term Treasury Bond Index Fund	2,611,672	116,313,926	22,265	79,955	119,123,206
Fidelity Series Opportunistic Insights Fund	360,528,573	2,180,088	36,794,810	--	347,755,200
Fidelity Series Real Estate Equity Fund	65,271,789	605,440	1,461,897	203,945	65,364,715
Fidelity Series Real Estate Income Fund	60,042,005	946,965	779,798	638,590	60,968,206
Fidelity Series Short-Term Credit Fund	268,102,615	2,371,639	3,690,556	909,652	267,320,382
Fidelity Series Small Cap Discovery Fund	97,945,381	1,027,836	2,256,353	438,166	98,405,739
Fidelity Series Small Cap Opportunities Fund	290,999,903	1,767,388	5,172,902	--	288,396,704
Fidelity Series Stock Selector Large Cap Value Fund	557,188,889	3,382,317	16,902,493	--	547,115,606
Total	$12,279,278,012	$704,707,645	$776,466,417	$28,546,220	$12,575,885,712

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $10,948,101,955. Net unrealized appreciation aggregated $1,627,783,757, of which $1,743,976,094 related to appreciated investment securities and $116,192,337 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2040 Fund

June 30, 2017

F40-QTLY-0817
1.818372.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,204,027	$161,529,753
Fidelity Series 1000 Value Index Fund (a)	15,893,888	193,746,499
Fidelity Series All-Sector Equity Fund (a)	23,902,331	306,427,887
Fidelity Series Blue Chip Growth Fund (a)	22,726,236	309,531,339
Fidelity Series Commodity Strategy Fund (a)(b)	25,719,828	131,685,521
Fidelity Series Equity-Income Fund (a)	28,500,584	378,487,753
Fidelity Series Growth & Income Fund (a)	46,170,243	692,553,641
Fidelity Series Growth Company Fund (a)	37,812,917	602,359,771
Fidelity Series Intrinsic Opportunities Fund (a)	38,609,054	653,651,290
Fidelity Series Opportunistic Insights Fund (a)	19,866,649	340,117,033
Fidelity Series Real Estate Equity Fund (a)	4,641,585	61,222,510
Fidelity Series Small Cap Discovery Fund (a)	7,810,396	91,537,844
Fidelity Series Small Cap Opportunities Fund (a)	18,950,390	270,801,075
Fidelity Series Stock Selector Large Cap Value Fund (a)	40,449,173	518,962,885
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,659,268,264)		4,712,614,801

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	39,856,918	752,498,602
Fidelity Series International Growth Fund (a)	48,186,049	734,355,382
Fidelity Series International Small Cap Fund (a)	10,009,413	169,859,739
Fidelity Series International Value Fund (a)	71,236,984	731,603,824
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,996,810,792)		2,388,317,547

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund (a)	5,091,374	52,441,155
Fidelity Series Floating Rate High Income Fund (a)	1,861,887	17,687,928
Fidelity Series High Income Fund (a)	11,602,623	111,965,314
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,619,854	65,073,161
Fidelity Series Investment Grade Bond Fund (a)	3,365,591	37,829,239
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,128,424	71,611,416
Fidelity Series Real Estate Income Fund (a)	3,170,939	35,641,355
TOTAL BOND FUNDS
(Cost $391,867,779)		392,249,568

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	64,051,804	64,051,804
Fidelity Series Short-Term Credit Fund (a)	1,884,432	18,825,474
TOTAL SHORT-TERM FUNDS
(Cost $82,841,692)		82,877,278
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $6,130,788,527)		7,576,059,194
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,709,719)
NET ASSETS - 100%		$7,571,349,475

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$157,353,366	$1,978,115	$2,092,378	$--	$161,529,753
Fidelity Series 1000 Value Index Fund	191,170,503	2,415,194	2,544,251	--	193,746,499
Fidelity Series All-Sector Equity Fund	296,575,515	3,728,614	3,932,570	--	306,427,887
Fidelity Series Blue Chip Growth Fund	303,451,828	3,813,170	18,702,654	--	309,531,339
Fidelity Series Commodity Strategy Fund	115,949,172	20,635,317	1,386,961	--	131,685,521
Fidelity Series Emerging Markets Debt Fund	51,381,271	1,230,688	519,110	753,834	52,441,155
Fidelity Series Emerging Markets Fund	727,479,065	7,949,484	24,389,904	--	752,498,602
Fidelity Series Equity-Income Fund	724,534,607	9,116,676	361,811,125	2,200,885	378,487,753
Fidelity Series Floating Rate High Income Fund	17,557,187	384,187	216,296	185,451	17,687,928
Fidelity Series Government Money Market Fund 0.99%	56,452,877	8,258,141	659,214	107,902	64,051,804
Fidelity Series Growth & Income Fund	509,763,605	178,892,526	7,107,882	555,304	692,553,641
Fidelity Series Growth Company Fund	600,472,029	--	46,365,375	--	602,359,771
Fidelity Series High Income Fund	110,141,929	2,666,322	1,297,775	1,474,131	111,965,314
Fidelity Series Inflation-Protected Bond Index Fund	65,384,074	645,458	692,147	9,630	65,073,161
Fidelity Series International Growth Fund	686,373,633	7,604,477	20,417,287	--	734,355,382
Fidelity Series International Small Cap Fund	156,827,013	1,739,142	5,236,704	--	169,859,739
Fidelity Series International Value Fund	688,167,886	11,014,007	8,013,327	--	731,603,824
Fidelity Series Intrinsic Opportunities Fund	451,625,015	177,535,755	--	--	653,651,290
Fidelity Series Investment Grade Bond Fund	31,065,292	6,984,759	420,778	207,349	37,829,239
Fidelity Series Long-Term Treasury Bond Index Fund	30,159	71,494,727	274	42,260	71,611,416
Fidelity Series Opportunistic Insights Fund	332,984,066	4,178,744	17,275,469	--	340,117,033
Fidelity Series Real Estate Equity Fund	60,193,847	958,071	809,173	189,294	61,222,510
Fidelity Series Real Estate Income Fund	34,859,596	747,557	407,968	372,678	35,641,355
Fidelity Series Short-Term Credit Fund	18,743,753	286,468	242,254	63,944	18,825,474
Fidelity Series Small Cap Discovery Fund	89,631,440	1,534,697	1,190,323	404,042	91,537,844
Fidelity Series Small Cap Opportunities Fund	270,216,572	3,386,909	3,577,359	--	270,801,075
Fidelity Series Stock Selector Large Cap Value Fund	516,075,449	6,487,722	6,842,232	--	518,962,885
Total	$7,264,460,749	$535,666,927	$536,150,790	$6,566,704	$7,576,059,194

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $6,148,041,829. Net unrealized appreciation aggregated $1,428,017,365, of which $1,463,216,159 related to appreciated investment securities and $35,198,794 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2045 Fund

June 30, 2017

F45-QTLY-0817
1.833436.111

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,964,913	$78,594,579
Fidelity Series 1000 Value Index Fund (a)	7,715,207	94,048,370
Fidelity Series All-Sector Equity Fund (a)	11,560,470	148,205,228
Fidelity Series Blue Chip Growth Fund (a)	10,963,888	149,328,154
Fidelity Series Commodity Strategy Fund (a)(b)	12,614,281	64,585,119
Fidelity Series Equity-Income Fund (a)	13,762,092	182,760,578
Fidelity Series Growth & Income Fund (a)	22,423,305	336,349,582
Fidelity Series Growth Company Fund (a)	18,276,330	291,141,935
Fidelity Series Intrinsic Opportunities Fund (a)	18,832,564	318,835,311
Fidelity Series Opportunistic Insights Fund (a)	9,588,568	164,156,287
Fidelity Series Real Estate Equity Fund (a)	2,271,286	29,958,257
Fidelity Series Small Cap Discovery Fund (a)	3,795,907	44,488,024
Fidelity Series Small Cap Opportunities Fund (a)	9,199,742	131,464,311
Fidelity Series Stock Selector Large Cap Value Fund (a)	19,638,176	251,957,792
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,757,860,502)		2,285,873,527

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	19,327,340	364,900,176
Fidelity Series International Growth Fund (a)	23,363,138	356,054,231
Fidelity Series International Small Cap Fund (a)	4,856,122	82,408,396
Fidelity Series International Value Fund (a)	34,533,450	354,658,537
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $955,658,259)		1,158,021,340

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund (a)	2,445,225	25,185,821
Fidelity Series Floating Rate High Income Fund (a)	894,743	8,500,061
Fidelity Series High Income Fund (a)	5,590,169	53,945,132
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,102,973	30,502,228
Fidelity Series Investment Grade Bond Fund (a)	1,632,162	18,345,499
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,935,950	34,675,724
Fidelity Series Real Estate Income Fund (a)	1,526,522	17,158,102
TOTAL BOND FUNDS
(Cost $187,789,357)		188,312,567

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	31,089,504	31,089,504
Fidelity Series Short-Term Credit Fund (a)	909,169	9,082,597
TOTAL SHORT-TERM FUNDS
(Cost $40,154,366)		40,172,101
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $2,941,462,484)		3,672,379,535
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,281,652)
NET ASSETS - 100%		$3,670,097,883

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$75,910,943	$2,048,395	$1,445,621	$--	$78,594,579
Fidelity Series 1000 Value Index Fund	91,992,048	2,500,685	1,757,694	--	94,048,370
Fidelity Series All-Sector Equity Fund	143,160,656	3,860,783	3,696,117	--	148,205,228
Fidelity Series Blue Chip Growth Fund	146,065,471	3,948,757	10,818,794	--	149,328,154
Fidelity Series Commodity Strategy Fund	57,174,624	10,109,142	962,260	--	64,585,119
Fidelity Series Emerging Markets Debt Fund	24,524,403	854,489	359,085	361,174	25,185,821
Fidelity Series Emerging Markets Fund	350,211,750	8,224,647	13,551,813	--	364,900,176
Fidelity Series Equity-Income Fund	348,724,861	8,514,217	177,714,263	1,060,197	182,760,578
Fidelity Series Floating Rate High Income Fund	8,373,059	294,437	149,619	88,823	8,500,061
Fidelity Series Government Money Market Fund 0.99%	27,106,980	4,455,229	472,705	52,126	31,089,504
Fidelity Series Growth & Income Fund	245,345,533	90,506,622	4,839,413	267,489	336,349,582
Fidelity Series Growth Company Fund	287,954,017	--	19,896,336	--	291,141,935
Fidelity Series High Income Fund	52,683,359	1,941,554	897,712	708,003	53,945,132
Fidelity Series Inflation-Protected Bond Index Fund	30,442,561	662,433	478,780	4,508	30,502,228
Fidelity Series International Growth Fund	330,326,316	7,858,122	11,481,031	--	356,054,231
Fidelity Series International Small Cap Fund	75,475,113	1,797,148	2,847,644	--	82,408,396
Fidelity Series International Value Fund	331,188,904	9,625,860	5,687,573	--	354,658,537
Fidelity Series Intrinsic Opportunities Fund	217,564,424	89,383,604	--	--	318,835,311
Fidelity Series Investment Grade Bond Fund	15,221,209	3,316,237	290,943	96,730	18,345,499
Fidelity Series Long-Term Treasury Bond Index Fund	15,326	34,618,346	--	20,465	34,675,724
Fidelity Series Opportunistic Insights Fund	160,281,094	4,327,047	10,231,039	--	164,156,287
Fidelity Series Real Estate Equity Fund	29,201,655	888,174	558,956	92,282	29,958,257
Fidelity Series Real Estate Income Fund	16,661,979	566,543	282,468	178,829	17,158,102
Fidelity Series Short-Term Credit Fund	8,971,211	261,013	167,573	30,751	9,082,597
Fidelity Series Small Cap Discovery Fund	43,182,271	1,366,829	822,195	195,855	44,488,024
Fidelity Series Small Cap Opportunities Fund	130,040,169	3,507,181	2,471,500	--	131,464,311
Fidelity Series Stock Selector Large Cap Value Fund	248,384,564	6,718,313	4,727,008	--	251,957,792
Total	$3,496,184,500	$302,155,807	$276,608,142	$3,157,232	$3,672,379,535

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,950,893,488. Net unrealized appreciation aggregated $721,486,047, of which $739,636,372 related to appreciated investment securities and $18,150,325 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2060 Fund

June 30, 2017

FK60-QTLY-0817
1.9858335.102

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	426,374	$6,749,501
Fidelity Series 1000 Value Index Fund Class F (a)	674,431	8,221,312
Fidelity Series All-Sector Equity Fund Class F (a)	981,743	12,566,306
Fidelity Series Blue Chip Growth Fund Class F (a)	928,739	12,658,708
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,084,838	5,619,462
Fidelity Series Equity-Income Fund Class F (a)	1,167,899	15,509,696
Fidelity Series Growth & Income Fund Class F (a)	1,947,932	29,277,420
Fidelity Series Growth Company Fund Class F (a)	1,405,616	22,405,523
Fidelity Series Intrinsic Opportunities Fund Class F (a)	1,660,033	28,137,553
Fidelity Series Opportunistic Insights Fund Class F (a)	811,295	13,913,716
Fidelity Series Real Estate Equity Fund Class F (a)	200,389	2,643,134
Fidelity Series Small Cap Discovery Fund Class F (a)	330,965	3,878,914
Fidelity Series Small Cap Opportunities Fund Class F (a)	791,823	11,386,409
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	1,700,086	21,829,104
TOTAL DOMESTIC EQUITY FUNDS
(Cost $177,139,800)		194,796,758

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund Class F (a)	1,644,762	31,135,347
Fidelity Series International Growth Fund Class F (a)	1,984,480	30,322,853
Fidelity Series International Small Cap Fund Class F (a)	414,537	7,051,277
Fidelity Series International Value Fund Class F (a)	2,929,865	30,177,605
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $87,777,163)		98,687,082

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F (a)	191,046	1,967,778
Fidelity Series Floating Rate High Income Fund Class F (a)	76,850	730,074
Fidelity Series High Income Fund Class F (a)	474,582	4,579,716
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	245,314	2,416,341
Fidelity Series Investment Grade Bond Fund Class F (a)	139,455	1,568,873
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	331,219	2,918,043
Fidelity Series Real Estate Income Fund Class F (a)	129,268	1,452,967
TOTAL BOND FUNDS
(Cost $15,245,650)		15,633,792

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)	2,565,024	2,565,024
Fidelity Series Short-Term Credit Fund Class F (a)	76,796	767,190
TOTAL SHORT-TERM FUNDS
(Cost $3,330,727)		3,332,214
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $283,493,340)		312,449,846
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(164,828)
NET ASSETS - 100%		$312,285,018

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$5,565,977	$1,145,670	$127,087	$--	$6,749,501
Fidelity Series 1000 Value Index Fund Class F	6,791,949	1,398,696	76,892	--	8,221,312
Fidelity Series All-Sector Equity Fund Class F	10,504,407	2,159,409	481,131	--	12,566,306
Fidelity Series Blue Chip Growth Fund Class F	10,710,260	2,208,530	1,042,107	--	12,658,708
Fidelity Series Commodity Strategy Fund Class F	4,355,636	1,418,999	11,679	--	5,619,462
Fidelity Series Emerging Markets Debt Fund Class F	1,670,459	302,813	15,519	26,780	1,967,778
Fidelity Series Emerging Markets Fund Class F	25,779,593	4,513,234	703,546	--	31,135,347
Fidelity Series Equity-Income Fund Class F	25,548,337	4,087,089	14,414,436	85,917	15,509,696
Fidelity Series Floating Rate High Income Fund Class F	615,160	122,228	6,466	7,203	730,074
Fidelity Series Government Money Market Fund Class F 0.99%	2,059,213	527,278	21,468	4,193	2,565,024
Fidelity Series Growth & Income Fund Class F	18,055,033	11,206,796	434,244	27,162	29,277,420
Fidelity Series Growth Company Fund Class F	20,944,834	--	241,297	--	22,405,523
Fidelity Series High Income Fund Class F	3,857,570	746,793	38,797	56,726	4,579,716
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,078,539	368,672	20,692	634	2,416,341
Fidelity Series International Growth Fund Class F	24,280,529	4,314,667	552,405	--	30,322,853
Fidelity Series International Small Cap Fund Class F	5,548,240	986,738	107,050	--	7,051,277
Fidelity Series International Value Fund Class F	24,317,888	4,561,637	249,987	--	30,177,605
Fidelity Series Intrinsic Opportunities Fund Class F	16,470,513	10,700,449	--	--	28,137,553
Fidelity Series Investment Grade Bond Fund Class F	1,153,657	444,433	36,828	8,100	1,568,873
Fidelity Series Long-Term Treasury Bond Index Fund Class F	1,038	2,913,626	--	1,647	2,918,043
Fidelity Series Opportunistic Insights Fund Class F	11,746,087	2,420,153	999,905	--	13,913,716
Fidelity Series Real Estate Equity Fund Class F	2,181,313	454,094	24,498	9,331	2,643,134
Fidelity Series Real Estate Income Fund Class F	1,218,952	231,298	12,157	15,075	1,452,967
Fidelity Series Short-Term Credit Fund Class F	641,787	131,346	7,242	2,533	767,190
Fidelity Series Small Cap Discovery Fund Class F	3,180,630	673,390	36,084	18,488	3,878,914
Fidelity Series Small Cap Opportunities Fund Class F	9,492,923	1,961,588	108,115	--	11,386,409
Fidelity Series Stock Selector Large Cap Value Fund Class F	18,232,698	3,757,559	305,375	--	21,829,104
Total	$257,003,222	$63,757,187	$20,075,007	$263,789	$312,449,846

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $283,977,639. Net unrealized appreciation aggregated $28,472,207, of which $29,037,502 related to appreciated investment securities and $565,295 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2040 Fund

June 30, 2017

Z40-QTLY-0817
1.9884244.100

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	132	$2,085
Fidelity Series 1000 Value Index Fund (a)	208	2,533
Fidelity Series All-Sector Equity Fund (a)	315	4,039
Fidelity Series Blue Chip Growth Fund (a)	291	3,966
Fidelity Series Commodity Strategy Fund (a)(b)	336	1,722
Fidelity Series Equity-Income Fund (a)	378	5,025
Fidelity Series Growth & Income Fund (a)	604	9,066
Fidelity Series Growth Company Fund (a)	491	7,823
Fidelity Series Intrinsic Opportunities Fund (a)	510	8,643
Fidelity Series Opportunistic Insights Fund (a)	270	4,620
Fidelity Series Real Estate Equity Fund (a)	61	806
Fidelity Series Small Cap Discovery Fund (a)	101	1,189
Fidelity Series Small Cap Opportunities Fund (a)	247	3,535
Fidelity Series Stock Selector Large Cap Value Fund (a)	533	6,833
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,136)		61,885

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	522	9,859
Fidelity Series International Growth Fund (a)	635	9,675
Fidelity Series International Small Cap Fund (a)	132	2,242
Fidelity Series International Value Fund (a)	939	9,641
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,670)		31,417

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund (a)	67	686
Fidelity Series Floating Rate High Income Fund (a)	24	230
Fidelity Series High Income Fund (a)	153	1,476
Fidelity Series Inflation-Protected Bond Index Fund (a)	84	824
Fidelity Series Investment Grade Bond Fund (a)	44	496
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107	941
Fidelity Series Real Estate Income Fund (a)	41	462
TOTAL BOND FUNDS
(Cost $5,137)		5,115

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	840	840
Fidelity Series Short-Term Credit Fund (a)	25	250
TOTAL SHORT-TERM FUNDS
(Cost $1,090)		1,090
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $100,033)		99,507
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,507

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,140	$47	$--	$2,085
Fidelity Series 1000 Value Index Fund	--	2,510	--	--	2,533
Fidelity Series All-Sector Equity Fund	--	4,070	--	--	4,039
Fidelity Series Blue Chip Growth Fund	--	4,350	278	--	3,966
Fidelity Series Commodity Strategy Fund	--	1,713	--	--	1,722
Fidelity Series Emerging Markets Debt Fund	--	693	--	3	686
Fidelity Series Emerging Markets Fund	--	9,980	--	--	9,859
Fidelity Series Equity-Income Fund	--	9,500	4,540	--	5,025
Fidelity Series Floating Rate High Income Fund	--	231	--	1	230
Fidelity Series Government Money Market Fund 0.99%	--	840	--	--	840
Fidelity Series Growth & Income Fund	--	9,013	--	--	9,066
Fidelity Series Growth Company Fund	--	8,490	480	--	7,823
Fidelity Series High Income Fund	--	1,485	--	5	1,476
Fidelity Series Inflation-Protected Bond Index Fund	--	830	--	--	824
Fidelity Series International Growth Fund	--	9,770	--	--	9,675
Fidelity Series International Small Cap Fund	--	2,260	--	--	2,242
Fidelity Series International Value Fund	--	9,660	--	--	9,641
Fidelity Series Intrinsic Opportunities Fund	--	8,632	--	--	8,643
Fidelity Series Investment Grade Bond Fund	--	501	3	1	496
Fidelity Series Long-Term Treasury Bond Index Fund	--	940	--	--	941
Fidelity Series Opportunistic Insights Fund	--	4,720	--	--	4,620
Fidelity Series Real Estate Equity Fund	--	810	10	--	806
Fidelity Series Real Estate Income Fund	--	460	--	--	462
Fidelity Series Short-Term Credit Fund	--	250	--	--	250
Fidelity Series Small Cap Discovery Fund	--	1,185	--	5	1,189
Fidelity Series Small Cap Opportunities Fund	--	3,550	--	--	3,535
Fidelity Series Stock Selector Large Cap Value Fund	--	6,790	--	--	6,833
Total	$--	$105,373	$5,358	$15	$99,507

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $100,033. Net unrealized depreciation aggregated $526, of which $182 related to appreciated investment securities and $708 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2060 Fund

June 30, 2017

AFF60-QTLY-0817
1.9858330.102

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	267,589	$3,647,241
Fidelity Advisor Series Equity-Income Fund (a)	329,236	4,359,087
Fidelity Advisor Series Growth & Income Fund (a)	451,492	6,695,619
Fidelity Advisor Series Growth Opportunities Fund (a)	194,284	2,418,834
Fidelity Advisor Series Opportunistic Insights Fund (a)	194,229	3,383,472
Fidelity Advisor Series Small Cap Fund (a)	157,507	1,858,584
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	331,826	4,317,061
Fidelity Series 100 Index Fund (a)	119,940	1,898,655
Fidelity Series 1000 Value Index Fund (a)	59,789	728,834
Fidelity Series All-Sector Equity Fund (a)	201,888	2,588,201
Fidelity Series Commodity Strategy Fund (a)(b)	200,783	1,028,009
Fidelity Series Real Estate Equity Fund (a)	32,887	433,784
Fidelity Series Small Cap Opportunities Fund (a)	152,305	2,176,440
TOTAL DOMESTIC EQUITY FUNDS
(Cost $32,586,185)		35,533,821

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	300,109	5,666,052
Fidelity Series International Growth Fund (a)	362,331	5,521,917
Fidelity Series International Small Cap Fund (a)	75,365	1,278,948
Fidelity Series International Value Fund (a)	536,465	5,509,500
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,091,620)		17,976,417

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund (a)	35,152	362,069
Fidelity Series Floating Rate High Income Fund (a)	14,618	138,870
Fidelity Series High Income Fund (a)	87,686	846,169
Fidelity Series Inflation-Protected Bond Index Fund (a)	45,536	447,617
Fidelity Series Investment Grade Bond Fund (a)	25,498	286,593
Fidelity Series Long-Term Treasury Bond Index Fund (a)	60,116	529,619
Fidelity Series Real Estate Income Fund (a)	23,604	265,309
TOTAL BOND FUNDS
(Cost $2,808,611)		2,876,246

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	12,735	127,227
Fidelity Series Government Money Market Fund 0.99% (a)(c)	468,258	468,258
TOTAL SHORT-TERM FUNDS
(Cost $595,374)		595,485
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $52,081,790)		56,981,969
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(43,188)
NET ASSETS - 100%		$56,938,781

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,883,602	$725,089	$206,390	$--	$3,647,241
Fidelity Advisor Series Equity-Income Fund	5,120,357	1,096,588	1,911,578	15,831	4,359,087
Fidelity Advisor Series Growth & Income Fund	3,548,790	3,060,007	5,330	--	6,695,619
Fidelity Advisor Series Growth Opportunities Fund	1,900,912	479,898	119,966	--	2,418,834
Fidelity Advisor Series Opportunistic Insights Fund	2,656,409	680,912	137,489	--	3,383,472
Fidelity Advisor Series Short-Term Credit Fund	94,907	32,421	183	387	127,227
Fidelity Advisor Series Small Cap Fund	1,426,823	372,407	2,139	--	1,858,584
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,400,620	894,224	5,134	--	4,317,061
Fidelity Series 100 Index Fund	1,471,465	384,591	2,211	--	1,898,655
Fidelity Series 1000 Value Index Fund	570,779	149,031	857	--	728,834
Fidelity Series All-Sector Equity Fund	1,995,788	520,673	2,989	--	2,588,201
Fidelity Series Commodity Strategy Fund	784,071	269,725	1,112	--	1,028,009
Fidelity Series Emerging Markets Debt Fund	287,447	73,360	392	4,714	362,069
Fidelity Series Emerging Markets Fund	4,363,146	1,132,839	100,269	--	5,666,052
Fidelity Series Floating Rate High Income Fund	109,403	29,909	163	1,306	138,870
Fidelity Series Government Money Market Fund 0.99%	292,135	176,664	541	682	468,258
Fidelity Series High Income Fund	663,148	181,614	981	10,000	846,169
Fidelity Series Inflation-Protected Bond Index Fund	358,487	91,591	523	64	447,617
Fidelity Series International Growth Fund	4,113,503	1,083,494	71,207	--	5,521,917
Fidelity Series International Small Cap Fund	939,884	247,792	17,352	--	1,278,948
Fidelity Series International Value Fund	4,124,240	1,123,535	6,206	--	5,509,500
Fidelity Series Investment Grade Bond Fund	202,814	88,323	5,837	1,427	286,593
Fidelity Series Long-Term Treasury Bond Index Fund	177	528,841	--	293	529,619
Fidelity Series Real Estate Equity Fund	340,128	88,923	504	1,251	433,784
Fidelity Series Real Estate Income Fund	206,491	56,354	307	2,582	265,309
Fidelity Series Small Cap Opportunities Fund	1,724,001	447,495	2,570	--	2,176,440
Total	$43,579,527	$14,016,300	$2,602,230	$38,537	$56,981,969

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $52,381,351. Net unrealized appreciation aggregated $4,600,618, of which $4,800,366 related to appreciated investment securities and $199,748 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2045 Fund

June 30, 2017

AFF45-QTLY-0817
1.833434.111

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	5,838,030	$79,572,354
Fidelity Advisor Series Equity-Income Fund (a)	7,263,951	96,174,714
Fidelity Advisor Series Growth & Income Fund (a)	9,651,550	143,132,489
Fidelity Advisor Series Growth Opportunities Fund (a)	4,249,207	52,902,633
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,238,274	73,830,727
Fidelity Advisor Series Small Cap Fund (a)	3,406,872	40,201,086
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	7,157,998	93,125,548
Fidelity Series 100 Index Fund (a)	2,603,191	41,208,520
Fidelity Series 1000 Value Index Fund (a)	1,294,364	15,778,301
Fidelity Series All-Sector Equity Fund (a)	4,389,221	56,269,815
Fidelity Series Commodity Strategy Fund (a)(b)	4,178,026	21,391,493
Fidelity Series Real Estate Equity Fund (a)	715,268	9,434,388
Fidelity Series Small Cap Opportunities Fund (a)	3,297,811	47,125,719
TOTAL DOMESTIC EQUITY FUNDS
(Cost $614,301,761)		770,147,787

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	6,518,582	123,070,830
Fidelity Series International Growth Fund (a)	7,883,498	120,144,513
Fidelity Series International Small Cap Fund (a)	1,637,478	27,788,007
Fidelity Series International Value Fund (a)	11,654,432	119,691,014
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $320,982,922)		390,694,364

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund (a)	835,327	8,603,870
Fidelity Series Floating Rate High Income Fund (a)	304,296	2,890,816
Fidelity Series High Income Fund (a)	1,873,129	18,075,694
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,058,699	10,407,014
Fidelity Series Investment Grade Bond Fund (a)	547,657	6,155,661
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,337,264	11,781,297
Fidelity Series Real Estate Income Fund (a)	519,694	5,841,361
TOTAL BOND FUNDS
(Cost $63,070,791)		63,755,713

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	300,523	3,002,223
Fidelity Series Government Money Market Fund 0.99% (a)(c)	10,549,637	10,549,637
TOTAL SHORT-TERM FUNDS
(Cost $13,548,582)		13,551,860
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,011,904,056)		1,238,149,724
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,000,155)
NET ASSETS - 100%		$1,237,149,569

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$78,675,858	$2,295,004	$7,531,571	$--	$79,572,354
Fidelity Advisor Series Equity-Income Fund	139,788,643	3,786,195	48,567,539	425,524	96,174,714
Fidelity Advisor Series Growth & Income Fund	96,846,527	47,775,475	3,633,599	--	143,132,489
Fidelity Advisor Series Growth Opportunities Fund	51,821,990	1,503,414	4,339,247	--	52,902,633
Fidelity Advisor Series Opportunistic Insights Fund	73,134,052	2,133,201	6,157,523	--	73,830,727
Fidelity Advisor Series Short-Term Credit Fund	2,997,726	2,859,249	2,857,782	10,402	3,002,223
Fidelity Advisor Series Small Cap Fund	38,859,402	1,145,748	1,249,050	--	40,201,086
Fidelity Advisor Series Stock Selector Large Cap Value Fund	92,791,862	2,751,170	2,999,236	--	93,125,548
Fidelity Series 100 Index Fund	40,211,687	1,183,308	1,289,915	--	41,208,520
Fidelity Series 1000 Value Index Fund	15,597,403	458,548	499,851	--	15,778,301
Fidelity Series All-Sector Equity Fund	54,552,620	1,601,905	1,746,349	--	56,269,815
Fidelity Series Commodity Strategy Fund	19,462,589	3,167,345	643,328	--	21,391,493
Fidelity Series Emerging Markets Debt Fund	8,441,336	335,367	230,226	124,470	8,603,870
Fidelity Series Emerging Markets Fund	119,033,906	3,517,845	6,300,543	--	123,070,830
Fidelity Series Floating Rate High Income Fund	2,874,378	118,448	95,928	30,547	2,890,816
Fidelity Series Government Money Market Fund 0.99%	9,394,039	1,444,085	288,487	17,964	10,549,637
Fidelity Series High Income Fund	17,809,902	767,073	575,565	239,410	18,075,694
Fidelity Series Inflation-Protected Bond Index Fund	10,473,212	282,977	306,960	1,549	10,407,014
Fidelity Series International Growth Fund	112,427,130	3,363,021	5,658,722	--	120,144,513
Fidelity Series International Small Cap Fund	25,677,674	769,052	1,378,596	--	27,788,007
Fidelity Series International Value Fund	112,714,207	3,688,332	3,373,728	--	119,691,014
Fidelity Series Investment Grade Bond Fund	5,242,976	1,089,308	211,315	33,180	6,155,661
Fidelity Series Long-Term Treasury Bond Index Fund	5,686	11,761,458	225	6,992	11,781,297
Fidelity Series Real Estate Equity Fund	9,294,425	299,308	294,346	29,283	9,434,388
Fidelity Series Real Estate Income Fund	5,722,145	227,236	180,943	61,293	5,841,361
Fidelity Series Small Cap Opportunities Fund	47,112,893	1,376,781	1,500,893	--	47,125,719
Total	$1,190,964,268	$99,700,853	$101,911,467	$980,614	$1,238,149,724

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,016,108,373. Net unrealized appreciation aggregated $222,041,351, of which $227,788,406 related to appreciated investment securities and $5,747,055 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2050 Fund

June 30, 2017

AFF50-QTLY-0817
1.833438.111

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,570,389	$62,294,404
Fidelity Advisor Series Equity-Income Fund (a)	5,686,999	75,295,872
Fidelity Advisor Series Growth & Income Fund (a)	7,569,670	112,258,208
Fidelity Advisor Series Growth Opportunities Fund (a)	3,325,935	41,407,894
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,317,874	57,797,358
Fidelity Advisor Series Small Cap Fund (a)	2,668,425	31,487,420
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,607,029	72,947,441
Fidelity Series 100 Index Fund (a)	2,039,362	32,283,105
Fidelity Series 1000 Value Index Fund (a)	1,013,858	12,358,928
Fidelity Series All-Sector Equity Fund (a)	3,437,617	44,070,247
Fidelity Series Commodity Strategy Fund (a)(b)	3,294,026	16,865,411
Fidelity Series Real Estate Equity Fund (a)	560,238	7,389,534
Fidelity Series Small Cap Opportunities Fund (a)	2,583,021	36,911,368
TOTAL DOMESTIC EQUITY FUNDS
(Cost $482,285,209)		603,367,190

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	5,103,714	96,358,128
Fidelity Series International Growth Fund (a)	6,176,454	94,129,158
Fidelity Series International Small Cap Fund (a)	1,278,722	21,699,916
Fidelity Series International Value Fund (a)	9,127,748	93,741,974
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $251,441,189)		305,929,176

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund (a)	653,466	6,730,699
Fidelity Series Floating Rate High Income Fund (a)	238,512	2,265,862
Fidelity Series High Income Fund (a)	1,459,840	14,087,460
Fidelity Series Inflation-Protected Bond Index Fund (a)	821,835	8,078,637
Fidelity Series Investment Grade Bond Fund (a)	428,594	4,817,399
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,048,811	9,240,026
Fidelity Series Real Estate Income Fund (a)	406,713	4,571,457
TOTAL BOND FUNDS
(Cost $49,494,781)		49,791,540

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	232,625	2,323,924
Fidelity Series Government Money Market Fund 0.99% (a)(c)	8,283,702	8,283,702
TOTAL SHORT-TERM FUNDS
(Cost $10,605,100)		10,607,626
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $793,826,279)		969,695,532
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(783,486)
NET ASSETS - 100%		$968,912,046

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$61,424,250	$2,135,464	$6,053,300	$--	$62,294,404
Fidelity Advisor Series Equity-Income Fund	109,137,178	3,341,770	38,095,882	331,916	75,295,872
Fidelity Advisor Series Growth & Income Fund	75,610,979	37,999,779	3,030,583	--	112,258,208
Fidelity Advisor Series Growth Opportunities Fund	40,458,803	1,398,909	3,508,932	--	41,407,894
Fidelity Advisor Series Opportunistic Insights Fund	57,097,662	1,984,879	4,968,543	--	57,797,358
Fidelity Advisor Series Short-Term Credit Fund	2,311,972	99,698	90,073	8,037	2,323,924
Fidelity Advisor Series Small Cap Fund	30,339,120	1,066,095	1,047,280	--	31,487,420
Fidelity Advisor Series Stock Selector Large Cap Value Fund	72,445,784	2,559,938	2,514,696	--	72,947,441
Fidelity Series 100 Index Fund	31,401,616	1,101,013	1,081,588	--	32,283,105
Fidelity Series 1000 Value Index Fund	12,177,297	426,656	419,125	--	12,358,928
Fidelity Series All-Sector Equity Fund	42,590,508	1,490,569	1,464,200	--	44,070,247
Fidelity Series Commodity Strategy Fund	15,435,424	2,441,266	539,201	--	16,865,411
Fidelity Series Emerging Markets Debt Fund	6,585,766	293,489	193,016	97,233	6,730,699
Fidelity Series Emerging Markets Fund	92,941,824	3,273,426	5,179,197	--	96,358,128
Fidelity Series Floating Rate High Income Fund	2,245,372	105,698	80,424	23,875	2,265,862
Fidelity Series Government Money Market Fund 0.99%	7,236,366	1,296,821	249,485	13,959	8,283,702
Fidelity Series High Income Fund	13,835,614	677,238	482,538	186,214	14,087,460
Fidelity Series Inflation-Protected Bond Index Fund	8,105,743	263,090	257,348	1,200	8,078,637
Fidelity Series International Growth Fund	87,773,342	3,130,299	4,587,864	--	94,129,158
Fidelity Series International Small Cap Fund	20,040,723	715,824	1,178,395	--	21,699,916
Fidelity Series International Value Fund	88,005,325	3,478,842	2,940,002	--	93,741,974
Fidelity Series Investment Grade Bond Fund	4,102,571	877,706	189,971	25,995	4,817,399
Fidelity Series Long-Term Treasury Bond Index Fund	3,056	9,227,323	1,552	5,461	9,240,026
Fidelity Series Real Estate Equity Fund	7,256,365	274,135	246,823	22,894	7,389,534
Fidelity Series Real Estate Income Fund	4,463,958	202,285	151,738	47,881	4,571,457
Fidelity Series Small Cap Opportunities Fund	36,782,095	1,281,060	1,258,450	--	36,911,368
Total	$929,808,713	$81,143,272	$79,810,206	$764,665	$969,695,532

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $797,349,306. Net unrealized appreciation aggregated $172,346,226, of which $176,807,314 related to appreciated investment securities and $4,461,088 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2030 Fund

June 30, 2017

F30-QTLY-0817
1.818370.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	13,461,841	$213,100,946
Fidelity Series 1000 Value Index Fund (a)	21,497,749	262,057,558
Fidelity Series All-Sector Equity Fund (a)	31,216,814	400,199,560
Fidelity Series Blue Chip Growth Fund (a)	29,612,016	403,315,657
Fidelity Series Commodity Strategy Fund (a)(b)	38,730,298	198,299,124
Fidelity Series Equity-Income Fund (a)	37,261,475	494,832,394
Fidelity Series Growth & Income Fund (a)	61,795,080	926,926,200
Fidelity Series Growth Company Fund (a)	49,727,079	792,152,364
Fidelity Series Intrinsic Opportunities Fund (a)	51,737,289	875,912,307
Fidelity Series Opportunistic Insights Fund (a)	25,929,014	443,904,717
Fidelity Series Real Estate Equity Fund (a)	6,293,353	83,009,333
Fidelity Series Small Cap Discovery Fund (a)	10,619,973	124,466,083
Fidelity Series Small Cap Opportunities Fund (a)	25,638,029	366,367,432
Fidelity Series Stock Selector Large Cap Value Fund (a)	54,415,899	698,155,990
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,877,709,424)		6,282,699,665

International Equity Funds - 27.9%
Fidelity Series Emerging Markets Fund (a)	56,566,658	1,067,978,512
Fidelity Series International Growth Fund (a)	65,176,818	993,294,711
Fidelity Series International Small Cap Fund (a)	13,529,989	229,603,921
Fidelity Series International Value Fund (a)	96,411,068	990,141,668
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,742,383,673)		3,281,018,812

Bond Funds - 17.6%
Fidelity Series Emerging Markets Debt Fund (a)	7,876,960	81,132,691
Fidelity Series Floating Rate High Income Fund (a)	2,906,846	27,615,040
Fidelity Series High Income Fund (a)	17,961,148	173,325,082
Fidelity Series Inflation-Protected Bond Index Fund (a)	10,213,694	100,400,614
Fidelity Series Investment Grade Bond Fund (a)	134,776,869	1,514,892,005
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,609,836	111,092,655
Fidelity Series Real Estate Income Fund (a)	4,969,397	55,856,021
TOTAL BOND FUNDS
(Cost $2,070,512,357)		2,064,314,108

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	100,369,606	100,369,606
Fidelity Series Short-Term Credit Fund (a)	2,833,699	28,308,648
TOTAL SHORT-TERM FUNDS
(Cost $128,625,081)		128,678,254
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $9,819,230,535)		11,756,710,839
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,902,662)
NET ASSETS - 100%		$11,749,808,177

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$213,000,452	$2,271,647	$7,979,808	$--	$213,100,946
Fidelity Series 1000 Value Index Fund	258,439,164	2,768,656	2,809,568	--	262,057,558
Fidelity Series All-Sector Equity Fund	401,700,789	4,273,405	19,392,480	--	400,199,560
Fidelity Series Blue Chip Growth Fund	409,846,594	4,372,840	39,251,308	--	403,315,657
Fidelity Series Commodity Strategy Fund	181,305,844	24,183,751	1,699,631	--	198,299,124
Fidelity Series Emerging Markets Debt Fund	79,431,440	1,798,972	635,909	1,165,753	81,132,691
Fidelity Series Emerging Markets Fund	1,036,984,669	9,656,562	37,754,125	--	1,067,978,512
Fidelity Series Equity-Income Fund	978,820,033	11,268,019	503,697,140	2,971,684	494,832,394
Fidelity Series Floating Rate High Income Fund	27,384,693	553,295	264,962	289,384	27,615,040
Fidelity Series Government Money Market Fund 0.99%	86,241,591	14,931,429	803,415	166,682	100,369,606
Fidelity Series Growth & Income Fund	688,738,261	230,901,596	7,575,990	749,856	926,926,200
Fidelity Series Growth Company Fund	811,270,155	--	84,193,876	--	792,152,364
Fidelity Series High Income Fund	170,348,294	3,863,930	1,589,773	2,280,701	173,325,082
Fidelity Series Inflation-Protected Bond Index Fund	100,796,632	859,259	847,879	14,865	100,400,614
Fidelity Series International Growth Fund	933,125,645	8,780,200	31,283,668	--	993,294,711
Fidelity Series International Small Cap Fund	212,846,304	2,008,719	7,684,512	--	229,603,921
Fidelity Series International Value Fund	935,212,029	8,780,200	8,794,083	--	990,141,668
Fidelity Series Intrinsic Opportunities Fund	613,420,497	229,243,160	--	--	875,912,307
Fidelity Series Investment Grade Bond Fund	1,367,569,367	150,220,960	12,350,727	8,344,773	1,514,892,005
Fidelity Series Long-Term Treasury Bond Index Fund	940,915	109,999,122	8,348	68,941	111,092,655
Fidelity Series Opportunistic Insights Fund	449,735,472	4,792,445	37,961,786	--	443,904,717
Fidelity Series Real Estate Equity Fund	81,538,943	1,138,346	860,191	256,924	83,009,333
Fidelity Series Real Estate Income Fund	54,581,853	1,082,001	499,482	584,567	55,856,021
Fidelity Series Short-Term Credit Fund	28,157,403	391,616	296,759	96,119	28,308,648
Fidelity Series Small Cap Discovery Fund	121,760,717	1,846,781	1,263,448	549,507	124,466,083
Fidelity Series Small Cap Opportunities Fund	365,212,608	3,886,053	3,779,215	--	366,367,432
Fidelity Series Stock Selector Large Cap Value Fund	697,267,883	7,440,890	10,938,392	--	698,155,990
Total	$11,305,678,247	$841,313,854	$824,216,475	$17,539,756	$11,756,710,839

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $9,846,166,082. Net unrealized appreciation aggregated $1,910,544,757, of which $1,986,106,642 related to appreciated investment securities and $75,561,885 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2045 Fund

June 30, 2017

FF-K-45-QTLY-0817
1.907121.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	10,870,156	$172,074,572
Fidelity Series 1000 Value Index Fund Class F (a)	16,874,680	205,702,355
Fidelity Series All-Sector Equity Fund Class F (a)	25,304,401	323,896,335
Fidelity Series Blue Chip Growth Fund Class F (a)	23,943,707	326,352,729
Fidelity Series Commodity Strategy Fund Class F (a)(b)	27,554,684	142,733,261
Fidelity Series Equity-Income Fund Class F (a)	30,092,688	399,630,900
Fidelity Series Growth & Income Fund Class F (a)	49,063,204	737,419,957
Fidelity Series Growth Company Fund Class F (a)	39,899,535	635,998,584
Fidelity Series Intrinsic Opportunities Fund Class F (a)	41,750,651	707,673,530
Fidelity Series Opportunistic Insights Fund Class F (a)	20,912,088	358,642,302
Fidelity Series Real Estate Equity Fund Class F (a)	4,973,822	65,604,716
Fidelity Series Small Cap Discovery Fund Class F (a)	8,323,761	97,554,475
Fidelity Series Small Cap Opportunities Fund Class F (a)	20,031,817	288,057,529
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	42,972,487	551,766,733
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,084,490,333)		5,013,107,978

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund Class F (a)	42,259,913	799,980,160
Fidelity Series International Growth Fund Class F (a)	51,089,048	780,640,655
Fidelity Series International Small Cap Fund Class F (a)	10,632,878	180,865,253
Fidelity Series International Value Fund Class F (a)	75,473,889	777,381,053
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,170,546,388)		2,538,867,121

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	5,331,570	54,915,167
Fidelity Series Floating Rate High Income Fund Class F (a)	2,000,071	19,000,676
Fidelity Series High Income Fund Class F (a)	12,270,539	118,410,702
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,452,595	63,558,059
Fidelity Series Investment Grade Bond Fund Class F (a)	3,577,335	40,245,020
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	8,614,556	75,894,237
Fidelity Series Real Estate Income Fund Class F (a)	3,327,940	37,406,041
TOTAL BOND FUNDS
(Cost $404,834,142)		409,429,902

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)	68,155,472	68,155,472
Fidelity Series Short-Term Credit Fund Class F (a)	1,993,891	19,918,974
TOTAL SHORT-TERM FUNDS
(Cost $88,032,105)		88,074,446
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $6,747,902,968)		8,049,479,447
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,321,782)
NET ASSETS - 100%		$8,045,157,665

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$164,992,822	$5,576,754	$3,036,285	$--	$172,074,572
Fidelity Series 1000 Value Index Fund Class F	199,882,270	6,808,623	3,692,169	--	205,702,355
Fidelity Series All-Sector Equity Fund Class F	311,228,359	10,511,526	8,500,542	--	323,896,335
Fidelity Series Blue Chip Growth Fund Class F	317,642,373	10,750,350	24,130,149	--	326,352,729
Fidelity Series Commodity Strategy Fund Class F	126,661,843	21,751,628	1,620,865	--	142,733,261
Fidelity Series Emerging Markets Debt Fund Class F	53,169,008	2,139,431	750,462	795,427	54,915,167
Fidelity Series Emerging Markets Fund Class F	762,434,780	22,389,369	28,466,424	--	799,980,160
Fidelity Series Equity-Income Fund Class F	758,151,259	21,985,733	387,746,616	2,540,476	399,630,900
Fidelity Series Floating Rate High Income Fund Class F	18,572,088	761,491	312,693	201,551	19,000,676
Fidelity Series Government Money Market Fund Class F 0.99%	59,059,190	10,124,587	1,028,306	114,218	68,155,472
Fidelity Series Growth & Income Fund Class F	533,304,140	203,318,499	10,995,250	799,434	737,419,957
Fidelity Series Growth Company Fund Class F	626,080,039	--	40,697,809	--	635,998,584
Fidelity Series High Income Fund Class F	114,886,745	4,929,543	1,876,154	1,569,900	118,410,702
Fidelity Series Inflation-Protected Bond Index Fund Class F	63,011,515	1,809,334	1,000,616	17,517	63,558,059
Fidelity Series International Growth Fund Class F	719,285,068	21,421,648	24,599,128	--	780,640,655
Fidelity Series International Small Cap Fund Class F	164,357,284	4,898,037	5,913,501	--	180,865,253
Fidelity Series International Value Fund Class F	720,400,032	25,503,024	11,845,740	--	777,381,053
Fidelity Series Intrinsic Opportunities Fund Class F	481,131,951	200,186,515	--	--	707,673,530
Fidelity Series Investment Grade Bond Fund Class F	34,388,934	6,262,008	638,408	221,947	40,245,020
Fidelity Series Long-Term Treasury Bond Index Fund Class F	36,440	75,765,863	--	44,718	75,894,237
Fidelity Series Opportunistic Insights Fund Class F	348,343,131	11,780,640	22,529,173	--	358,642,302
Fidelity Series Real Estate Equity Fund Class F	63,490,544	2,407,105	1,174,640	241,627	65,604,716
Fidelity Series Real Estate Income Fund Class F	36,111,493	1,456,550	588,535	403,189	37,406,041
Fidelity Series Short-Term Credit Fund Class F	19,532,226	697,765	350,217	70,600	19,918,974
Fidelity Series Small Cap Discovery Fund Class F	94,037,770	3,667,430	1,728,748	479,672	97,554,475
Fidelity Series Small Cap Opportunities Fund Class F	282,873,401	9,548,429	5,191,549	--	288,057,529
Fidelity Series Stock Selector Large Cap Value Fund Class F	539,943,251	18,290,544	9,928,594	--	551,766,733
Total	$7,613,007,956	$704,742,431	$598,342,574	$7,500,276	$8,049,479,447

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $6,767,260,965. Net unrealized appreciation aggregated $1,282,218,482, of which $1,321,276,210 related to appreciated investment securities and $39,057,728 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2025 Fund

June 30, 2017

F25-QTLY-0817
1.818369.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	9,497,813	$150,350,378
Fidelity Series 1000 Value Index Fund (a)	15,163,354	184,841,291
Fidelity Series All-Sector Equity Fund (a)	22,005,487	282,110,339
Fidelity Series Blue Chip Growth Fund (a)	20,876,657	284,340,071
Fidelity Series Commodity Strategy Fund (a)(b)	34,665,028	177,484,941
Fidelity Series Equity-Income Fund (a)	26,262,043	348,759,936
Fidelity Series Growth & Income Fund (a)	43,779,540	656,693,097
Fidelity Series Growth Company Fund (a)	35,034,067	558,092,684
Fidelity Series Intrinsic Opportunities Fund (a)	36,683,828	621,057,201
Fidelity Series Opportunistic Insights Fund (a)	18,277,756	312,915,176
Fidelity Series Real Estate Equity Fund (a)	4,466,043	58,907,110
Fidelity Series Small Cap Discovery Fund (a)	7,556,577	88,563,083
Fidelity Series Small Cap Opportunities Fund (a)	18,167,938	259,619,829
Fidelity Series Stock Selector Large Cap Value Fund (a)	38,343,700	491,949,673
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,474,455,141)		4,475,684,809

International Equity Funds - 23.8%
Fidelity Series Emerging Markets Fund (a)	43,285,213	817,224,826
Fidelity Series International Growth Fund (a)	47,045,863	716,978,953
Fidelity Series International Small Cap Fund (a)	9,772,145	165,833,298
Fidelity Series International Value Fund (a)	69,554,851	714,328,318
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,977,555,291)		2,414,365,395

Bond Funds - 25.5%
Fidelity Series Emerging Markets Debt Fund (a)	6,996,815	72,067,190
Fidelity Series Floating Rate High Income Fund (a)	2,546,151	24,188,435
Fidelity Series High Income Fund (a)	15,513,211	149,702,486
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,116,305	79,783,279
Fidelity Series Investment Grade Bond Fund (a)	188,230,561	2,115,711,506
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,915,605	96,166,482
Fidelity Series Real Estate Income Fund (a)	4,327,759	48,644,008
TOTAL BOND FUNDS
(Cost $2,590,425,586)		2,586,263,386

Short-Term Funds - 6.6%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	511,484,920	511,484,920
Fidelity Series Short-Term Credit Fund (a)	15,771,854	157,560,826
TOTAL SHORT-TERM FUNDS
(Cost $669,060,609)		669,045,746
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $8,711,496,627)		10,145,359,336
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,584,911)
NET ASSETS - 100%		$10,139,774,425

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$150,442,258	$2,251,927	$6,455,116	$--	$150,350,378
Fidelity Series 1000 Value Index Fund	182,904,928	2,746,321	3,411,705	--	184,841,291
Fidelity Series All-Sector Equity Fund	283,721,155	4,237,968	15,484,464	--	282,110,339
Fidelity Series Blue Chip Growth Fund	289,473,741	4,334,267	29,531,148	--	284,340,071
Fidelity Series Commodity Strategy Fund	160,807,201	22,885,423	1,334,351	--	177,484,941
Fidelity Series Emerging Markets Debt Fund	70,309,321	1,801,317	518,649	1,034,089	72,067,190
Fidelity Series Emerging Markets Fund	795,230,582	10,349,491	33,706,057	--	817,224,826
Fidelity Series Equity-Income Fund	691,035,348	10,071,444	358,282,999	2,098,389	348,759,936
Fidelity Series Floating Rate High Income Fund	23,882,508	572,829	216,104	253,017	24,188,435
Fidelity Series Government Money Market Fund 0.99%	474,107,523	41,291,511	3,914,114	886,497	511,484,920
Fidelity Series Growth & Income Fund	486,185,498	165,096,161	5,118,234	529,434	656,693,097
Fidelity Series Growth Company Fund	572,602,766	--	60,425,746	--	558,092,684
Fidelity Series High Income Fund	146,512,107	3,884,884	1,296,622	1,965,655	149,702,486
Fidelity Series Inflation-Protected Bond Index Fund	79,763,875	1,035,395	691,533	11,795	79,783,279
Fidelity Series International Growth Fund	665,002,902	8,847,344	15,846,814	--	716,978,953
Fidelity Series International Small Cap Fund	151,128,896	2,022,836	3,280,300	--	165,833,298
Fidelity Series International Value Fund	666,738,770	14,294,240	5,960,133	--	714,328,318
Fidelity Series Intrinsic Opportunities Fund	433,865,637	163,633,310	--	--	621,057,201
Fidelity Series Investment Grade Bond Fund	2,024,582,252	93,200,586	16,381,352	12,176,937	2,115,711,506
Fidelity Series Long-Term Treasury Bond Index Fund	1,635,459	94,373,808	5,727	62,548	96,166,482
Fidelity Series Opportunistic Insights Fund	317,647,343	4,753,396	28,835,744	--	312,915,176
Fidelity Series Real Estate Equity Fund	57,575,442	1,060,589	572,469	181,978	58,907,110
Fidelity Series Real Estate Income Fund	47,340,033	1,110,692	407,324	508,285	48,644,008
Fidelity Series Short-Term Credit Fund	156,027,873	2,647,577	1,427,130	533,912	157,560,826
Fidelity Series Small Cap Discovery Fund	86,218,504	1,676,932	841,739	390,598	88,563,083
Fidelity Series Small Cap Opportunities Fund	257,643,145	3,859,238	2,634,354	--	259,619,829
Fidelity Series Stock Selector Large Cap Value Fund	492,174,859	7,386,174	10,727,902	--	491,949,673
Total	$9,764,559,926	$669,425,660	$607,307,830	$20,633,134	$10,145,359,336

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $8,730,528,982. Net unrealized appreciation aggregated $1,414,830,354, of which $1,484,979,507 related to appreciated investment securities and $70,149,153 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index Income Fund

June 30, 2017

FRX-INC-QTLY-0817
1.906830.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $23,397,561)	593,217	41,531,125

Commodity Funds - 1.0%
Fidelity Commodity Strategy Fund - Class F (a)(b)
(Cost $2,799,921)	280,139	2,781,784

International Equity Funds - 7.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $16,158,421)	1,552,274	18,984,307

Bond Funds - 40.1%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $105,402,080)	9,138,308	106,004,369

Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $16,806,605)	1,608,774	15,846,421

Short-Term Funds - 30.0%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)
(Cost $79,318,346)	79,318,346	79,318,346
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $243,882,934)		264,466,352
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21,937)
NET ASSETS - 100%		$264,444,415

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Strategy Fund - Class F	$--	$2,845,408	$45,043	$--	$2,781,784
Fidelity Series Commodity Strategy Fund Class F	2,752,283	95,288	2,781,136	--	--
Fidelity Series Global ex U.S. Index Fund	19,106,776	617,317	1,847,970	--	18,984,307
Fidelity Series Government Money Market Fund Class F 0.99%	79,187,366	3,449,812	3,318,832	142,216	79,318,346
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,819,860	761,095	672,027	4,302	15,846,421
Fidelity Total Market Index Fund Class F	41,423,197	1,518,915	2,456,154	115,941	41,531,125
Fidelity U.S. Bond Index Fund Class F	106,135,888	4,100,451	4,963,450	661,289	106,004,369
Total	$264,425,370	$13,388,286	$16,084,612	$923,748	$264,466,352

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $244,726,991. Net unrealized appreciation aggregated $19,739,361, of which $21,673,513 related to appreciated investment securities and $1,934,152 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2025 Fund

June 30, 2017

AFF25-QTLY-0817
1.818367.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	9,556,169	$130,250,585
Fidelity Advisor Series Equity-Income Fund (a)	11,915,029	157,754,989
Fidelity Advisor Series Growth & Income Fund (a)	16,254,484	241,053,999
Fidelity Advisor Series Growth Opportunities Fund (a)	6,906,977	85,991,869
Fidelity Advisor Series Opportunistic Insights Fund (a)	6,930,828	120,735,025
Fidelity Advisor Series Small Cap Fund (a)	5,719,010	67,484,322
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,173,916	158,382,641
Fidelity Series 100 Index Fund (a)	4,322,134	68,419,379
Fidelity Series 1000 Value Index Fund (a)	2,199,813	26,815,722
Fidelity Series All-Sector Equity Fund (a)	7,204,593	92,362,883
Fidelity Series Commodity Strategy Fund (a)(b)	9,858,623	50,476,152
Fidelity Series Real Estate Equity Fund (a)	1,216,000	16,039,045
Fidelity Series Small Cap Opportunities Fund (a)	5,605,169	80,097,870
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,000,140,112)		1,295,864,481

International Equity Funds - 23.9%
Fidelity Series Emerging Markets Fund (a)	12,550,841	236,959,886
Fidelity Series International Growth Fund (a)	13,649,052	208,011,546
Fidelity Series International Small Cap Fund (a)	2,836,113	48,128,836
Fidelity Series International Value Fund (a)	20,174,673	207,193,892
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $549,639,609)		700,294,160

Bond Funds - 25.5%
Fidelity Series Emerging Markets Debt Fund (a)	2,071,703	21,338,545
Fidelity Series Floating Rate High Income Fund (a)	741,650	7,045,673
Fidelity Series High Income Fund (a)	4,469,234	43,128,111
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,378,653	23,382,159
Fidelity Series Investment Grade Bond Fund (a)	54,520,494	612,810,359
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,178,703	28,004,372
Fidelity Series Real Estate Income Fund (a)	1,267,460	14,246,255
TOTAL BOND FUNDS
(Cost $751,419,887)		749,955,474

Short-Term Funds - 6.6%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,390,657	43,862,661
Fidelity Series Government Money Market Fund 0.99% (a)(c)	150,060,549	150,060,549
TOTAL SHORT-TERM FUNDS
(Cost $193,933,695)		193,923,210
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $2,495,133,303)		2,940,037,325
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,219,555)
NET ASSETS - 100%		$2,937,817,770

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$135,937,851	$2,415,245	$18,617,443	$--	$130,250,585
Fidelity Advisor Series Equity-Income Fund	241,941,961	4,339,315	90,406,041	735,484	157,754,989
Fidelity Advisor Series Growth & Income Fund	167,651,187	77,015,364	7,272,693	--	241,053,999
Fidelity Advisor Series Growth Opportunities Fund	89,516,164	1,583,561	11,787,343	--	85,991,869
Fidelity Advisor Series Opportunistic Insights Fund	126,356,944	2,247,595	16,026,836	--	120,735,025
Fidelity Advisor Series Short-Term Credit Fund	44,613,993	1,018,135	1,814,685	153,209	43,862,661
Fidelity Advisor Series Small Cap Fund	67,276,031	1,207,962	3,466,724	--	67,484,322
Fidelity Advisor Series Stock Selector Large Cap Value Fund	160,603,013	2,899,192	6,104,674	--	158,382,641
Fidelity Series 100 Index Fund	70,010,948	1,245,457	4,741,086	--	68,419,379
Fidelity Series 1000 Value Index Fund	26,963,429	483,946	1,009,777	--	26,815,722
Fidelity Series All-Sector Equity Fund	94,923,840	1,687,528	7,460,471	--	92,362,883
Fidelity Series Commodity Strategy Fund	47,127,023	6,469,228	1,689,069	--	50,476,152
Fidelity Series Emerging Markets Debt Fund	21,226,584	624,267	657,543	310,232	21,338,545
Fidelity Series Emerging Markets Fund	236,992,530	4,240,699	17,734,076	--	236,959,886
Fidelity Series Floating Rate High Income Fund	7,128,727	205,806	273,976	74,941	7,045,673
Fidelity Series Government Money Market Fund 0.99%	139,740,928	15,337,097	5,017,476	261,372	150,060,549
Fidelity Series High Income Fund	43,229,749	1,361,005	1,643,856	575,813	43,128,111
Fidelity Series Inflation-Protected Bond Index Fund	23,930,887	422,255	876,717	3,493	23,382,159
Fidelity Series International Growth Fund	197,802,750	3,614,869	10,898,618	--	208,011,546
Fidelity Series International Small Cap Fund	44,955,970	826,623	2,381,983	--	48,128,836
Fidelity Series International Value Fund	198,365,131	4,326,948	7,123,652	--	207,193,892
Fidelity Series Investment Grade Bond Fund	601,868,505	26,902,269	20,251,962	3,590,447	612,810,359
Fidelity Series Long-Term Treasury Bond Index Fund	541,162	27,426,805	13,600	18,721	28,004,372
Fidelity Series Real Estate Equity Fund	16,067,822	337,014	598,514	50,072	16,039,045
Fidelity Series Real Estate Income Fund	14,185,039	397,732	516,432	150,349	14,246,255
Fidelity Series Small Cap Opportunities Fund	81,447,702	1,448,172	3,021,829	--	80,097,870
Total	$2,900,405,870	$190,084,089	$241,407,076	$5,924,133	$2,940,037,325

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,500,473,410. Net unrealized appreciation aggregated $439,563,915, of which $462,390,649 related to appreciated investment securities and $22,826,734 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2015 Fund

June 30, 2017

FRX-X15-QTLY-0817
1.906838.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.4%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $211,741,943)	5,384,194	376,947,402

Commodity Funds - 1.2%
Fidelity Commodity Strategy Fund - Class F (a)(b)
(Cost $12,265,821)	1,227,067	12,184,774

International Equity Funds - 15.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $143,876,341)	13,608,224	166,428,583

Bond Funds - 32.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $340,963,120)	29,444,286	341,553,714

Inflation-Protected Bond Funds - 3.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $37,094,543)	3,608,497	35,543,695

Short-Term Funds - 12.5%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)
(Cost $133,417,103)	133,417,103	133,417,103
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $879,358,871)		1,066,075,271
NET OTHER ASSETS (LIABILITIES) - 0.0%		(86,374)
NET ASSETS - 100%		$1,065,988,897

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Strategy Fund - Class F	$--	$12,336,621	$68,965	$--	$12,184,774
Fidelity Series Commodity Strategy Fund Class F	11,755,739	455,912	11,925,710	--	--
Fidelity Series Global ex U.S. Index Fund	164,314,491	5,100,235	12,627,024	--	166,428,583
Fidelity Series Government Money Market Fund Class F 0.99%	126,794,469	9,740,910	3,118,275	233,997	133,417,103
Fidelity Series Inflation-Protected Bond Index Fund Class F	34,290,595	2,234,617	836,418	9,614	35,543,695
Fidelity Total Market Index Fund Class F	369,143,478	13,291,637	14,937,222	1,054,693	376,947,402
Fidelity U.S. Bond Index Fund Class F	330,980,643	16,940,255	8,658,635	2,105,151	341,553,714
Total	$1,037,279,415	$60,100,187	$52,172,249	$3,403,455	$1,066,075,271

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $882,804,198. Net unrealized appreciation aggregated $183,271,073, of which $187,921,115 related to appreciated investment securities and $4,650,042 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2015 Fund

June 30, 2017

F15-QTLY-0817
1.818357.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,958,522	$62,663,396
Fidelity Series 1000 Value Index Fund (a)	6,329,684	77,158,848
Fidelity Series All-Sector Equity Fund (a)	9,204,705	118,004,322
Fidelity Series Blue Chip Growth Fund (a)	8,734,038	118,957,595
Fidelity Series Commodity Strategy Fund (a)(b)	18,364,182	94,024,610
Fidelity Series Equity-Income Fund (a)	10,993,394	145,992,277
Fidelity Series Growth & Income Fund (a)	18,465,659	276,984,886
Fidelity Series Growth Company Fund (a)	14,681,490	233,876,133
Fidelity Series Intrinsic Opportunities Fund (a)	15,952,878	270,082,216
Fidelity Series Opportunistic Insights Fund (a)	7,649,055	130,951,820
Fidelity Series Real Estate Equity Fund (a)	1,852,871	24,439,365
Fidelity Series Small Cap Discovery Fund (a)	3,149,748	36,915,041
Fidelity Series Small Cap Opportunities Fund (a)	7,597,296	108,565,365
Fidelity Series Stock Selector Large Cap Value Fund (a)	16,066,126	206,128,395
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,453,966,576)		1,904,744,269

International Equity Funds - 20.2%
Fidelity Series Emerging Markets Fund (a)	20,356,755	384,335,539
Fidelity Series International Growth Fund (a)	20,592,555	313,830,540
Fidelity Series International Small Cap Fund (a)	4,296,639	72,913,961
Fidelity Series International Value Fund (a)	30,371,769	311,918,070
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $873,692,509)		1,082,998,110

Bond Funds - 32.5%
Fidelity Series Emerging Markets Debt Fund (a)	3,850,015	39,655,155
Fidelity Series Floating Rate High Income Fund (a)	1,366,712	12,983,768
Fidelity Series High Income Fund (a)	8,340,251	80,483,418
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,919,594	97,509,604
Fidelity Series Investment Grade Bond Fund (a)	128,045,038	1,439,226,227
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,777,102	50,896,267
Fidelity Series Real Estate Income Fund (a)	2,327,751	26,163,924
TOTAL BOND FUNDS
(Cost $1,734,166,969)		1,746,918,363

Short-Term Funds - 11.8%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	483,733,864	483,733,864
Fidelity Series Short-Term Credit Fund (a)	15,190,240	151,750,496
TOTAL SHORT-TERM FUNDS
(Cost $635,470,711)		635,484,360
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,697,296,765)		5,370,145,102
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,577,886)
NET ASSETS - 100%		$5,367,567,216

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$66,076,673	$303,520	$5,492,256	$--	$62,663,396
Fidelity Series 1000 Value Index Fund	80,656,571	370,341	4,984,305	--	77,158,848
Fidelity Series All-Sector Equity Fund	124,616,586	571,088	11,354,772	--	118,004,322
Fidelity Series Blue Chip Growth Fund	127,141,191	584,378	17,493,702	--	118,957,595
Fidelity Series Commodity Strategy Fund	86,815,524	12,092,686	2,272,255	--	94,024,610
Fidelity Series Emerging Markets Debt Fund	39,502,649	704,130	821,579	574,204	39,655,155
Fidelity Series Emerging Markets Fund	385,531,580	1,551,197	24,502,174	--	384,335,539
Fidelity Series Equity-Income Fund	303,444,086	1,719,940	161,634,772	920,703	145,992,277
Fidelity Series Floating Rate High Income Fund	13,161,870	191,581	342,324	137,434	12,983,768
Fidelity Series Government Money Market Fund 0.99%	465,951,336	29,607,742	11,825,214	853,537	483,733,864
Fidelity Series Growth & Income Fund	214,234,599	67,664,976	9,452,813	233,107	276,984,886
Fidelity Series Growth Company Fund	251,720,311	--	37,776,165	--	233,876,133
Fidelity Series High Income Fund	80,807,497	1,394,235	2,053,946	1,069,353	80,483,418
Fidelity Series Inflation-Protected Bond Index Fund	100,136,299	436,815	2,670,113	14,485	97,509,604
Fidelity Series International Growth Fund	297,558,345	1,246,490	11,094,678	--	313,830,540
Fidelity Series International Small Cap Fund	67,362,639	284,972	1,774,578	--	72,913,961
Fidelity Series International Value Fund	298,332,821	3,861,633	7,629,494	--	311,918,070
Fidelity Series Intrinsic Opportunities Fund	192,372,784	67,316,018	--	--	270,082,216
Fidelity Series Investment Grade Bond Fund	1,419,019,666	45,300,418	35,156,014	8,438,644	1,439,226,227
Fidelity Series Long-Term Treasury Bond Index Fund	1,278,499	49,546,027	27,383	34,912	50,896,267
Fidelity Series Opportunistic Insights Fund	139,516,224	640,686	17,612,356	--	130,951,820
Fidelity Series Real Estate Equity Fund	25,334,235	196,444	1,460,694	78,408	24,439,365
Fidelity Series Real Estate Income Fund	26,101,304	377,366	643,829	275,310	26,163,924
Fidelity Series Short-Term Credit Fund	154,330,220	1,163,177	4,051,371	519,761	151,750,496
Fidelity Series Small Cap Discovery Fund	38,011,077	341,782	2,087,315	168,300	36,915,041
Fidelity Series Small Cap Opportunities Fund	112,505,917	519,629	4,760,854	--	108,565,365
Fidelity Series Stock Selector Large Cap Value Fund	215,817,782	994,722	11,996,503	--	206,128,395
Total	$5,327,338,285	$288,981,993	$390,971,459	$13,318,158	$5,370,145,102

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $4,707,188,004. Net unrealized appreciation aggregated $662,957,098, of which $705,576,710 related to appreciated investment securities and $42,619,612 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2020 Fund

June 30, 2017

AFF20-QTLY-0817
1.818359.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	7,424,401	$101,194,583
Fidelity Advisor Series Equity-Income Fund (a)	9,257,426	122,568,323
Fidelity Advisor Series Growth & Income Fund (a)	12,694,051	188,252,779
Fidelity Advisor Series Growth Opportunities Fund (a)	5,365,500	66,800,476
Fidelity Advisor Series Opportunistic Insights Fund (a)	5,384,666	93,800,880
Fidelity Advisor Series Small Cap Fund (a)	4,442,278	52,418,885
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	9,458,665	123,057,227
Fidelity Series 100 Index Fund (a)	3,357,034	53,141,852
Fidelity Series 1000 Value Index Fund (a)	1,720,846	20,977,118
Fidelity Series All-Sector Equity Fund (a)	5,596,799	71,750,961
Fidelity Series Commodity Strategy Fund (a)(b)	8,561,494	43,834,849
Fidelity Series Real Estate Equity Fund (a)	951,757	12,553,671
Fidelity Series Small Cap Opportunities Fund (a)	4,375,932	62,532,064
TOTAL DOMESTIC EQUITY FUNDS
(Cost $780,861,461)		1,012,883,668

International Equity Funds - 22.1%
Fidelity Series Emerging Markets Fund (a)	10,284,875	194,178,446
Fidelity Series International Growth Fund (a)	10,815,960	164,835,229
Fidelity Series International Small Cap Fund (a)	2,253,996	38,250,308
Fidelity Series International Value Fund (a)	15,972,161	164,034,096
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $432,111,783)		561,298,079

Bond Funds - 29.2%
Fidelity Series Emerging Markets Debt Fund (a)	1,811,494	18,658,389
Fidelity Series Floating Rate High Income Fund (a)	646,685	6,143,510
Fidelity Series High Income Fund (a)	3,940,875	38,029,448
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,745,222	26,985,535
Fidelity Series Investment Grade Bond Fund (a)	54,814,389	616,113,726
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,747,008	24,201,142
Fidelity Series Real Estate Income Fund (a)	1,108,379	12,458,177
TOTAL BOND FUNDS
(Cost $739,617,319)		742,589,927

Short-Term Funds - 8.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	5,192,345	51,871,528
Fidelity Series Government Money Market Fund 0.99% (a)(c)	174,478,382	174,478,382
TOTAL SHORT-TERM FUNDS
(Cost $226,359,528)		226,349,910
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $2,178,950,091)		2,543,121,584
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,846,407)
NET ASSETS - 100%		$2,541,275,177

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$107,899,662	$823,748	$15,817,617	$--	$101,194,583
Fidelity Advisor Series Equity-Income Fund	192,890,348	1,832,396	73,602,445	585,747	122,568,323
Fidelity Advisor Series Growth & Income Fund	133,562,727	58,435,038	6,623,549	--	188,252,779
Fidelity Advisor Series Growth Opportunities Fund	70,967,317	540,309	9,956,342	--	66,800,476
Fidelity Advisor Series Opportunistic Insights Fund	100,276,958	766,297	13,686,523	--	93,800,880
Fidelity Advisor Series Short-Term Credit Fund	53,699,458	623,676	2,506,372	182,407	51,871,528
Fidelity Advisor Series Small Cap Fund	53,446,579	411,507	3,373,758	--	52,418,885
Fidelity Advisor Series Stock Selector Large Cap Value Fund	128,008,473	988,159	6,706,647	--	123,057,227
Fidelity Series 100 Index Fund	55,757,975	424,711	4,544,476	--	53,141,852
Fidelity Series 1000 Value Index Fund	21,451,762	165,066	935,530	--	20,977,118
Fidelity Series All-Sector Equity Fund	75,469,271	575,494	6,829,007	--	71,750,961
Fidelity Series Commodity Strategy Fund	41,695,481	5,205,863	1,809,831	--	43,834,849
Fidelity Series Emerging Markets Debt Fund	18,811,124	391,553	674,260	272,758	18,658,389
Fidelity Series Emerging Markets Fund	197,902,416	1,515,852	16,412,908	--	194,178,446
Fidelity Series Floating Rate High Income Fund	6,322,119	115,313	280,941	65,816	6,143,510
Fidelity Series Government Money Market Fund 0.99%	168,214,560	13,174,477	6,910,656	308,937	174,478,382
Fidelity Series High Income Fund	38,742,751	808,242	1,685,649	511,255	38,029,448
Fidelity Series Inflation-Protected Bond Index Fund	28,153,800	231,716	1,292,318	4,038	26,985,535
Fidelity Series International Growth Fund	159,124,886	1,250,950	9,521,631	--	164,835,229
Fidelity Series International Small Cap Fund	36,182,712	286,207	1,998,330	--	38,250,308
Fidelity Series International Value Fund	159,539,367	1,858,913	6,643,547	--	164,034,096
Fidelity Series Investment Grade Bond Fund	617,537,596	18,731,106	24,568,122	3,651,244	616,113,726
Fidelity Series Long-Term Treasury Bond Index Fund	578,556	23,594,645	18,705	16,648	24,201,142
Fidelity Series Real Estate Equity Fund	12,783,544	137,097	551,694	39,344	12,553,671
Fidelity Series Real Estate Income Fund	12,602,093	225,868	528,998	131,982	12,458,177
Fidelity Series Small Cap Opportunities Fund	64,799,072	494,040	2,931,803	--	62,532,064
Total	$2,556,420,607	$133,608,243	$220,411,659	$5,770,176	$2,543,121,584

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,183,552,124. Net unrealized appreciation aggregated $359,569,460, of which $378,647,843 related to appreciated investment securities and $19,078,383 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2040 Fund

June 30, 2017

FF-K-40-QTLY-0817
1.907119.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	17,091,389	$270,556,688
Fidelity Series 1000 Value Index Fund Class F (a)	26,421,907	322,083,045
Fidelity Series All-Sector Equity Fund Class F (a)	39,916,140	510,926,597
Fidelity Series Blue Chip Growth Fund Class F (a)	37,762,695	514,705,534
Fidelity Series Commodity Strategy Fund Class F (a)(b)	42,823,132	221,823,822
Fidelity Series Equity-Income Fund Class F (a)	47,451,602	630,157,271
Fidelity Series Growth & Income Fund Class F (a)	77,082,175	1,158,545,097
Fidelity Series Growth Company Fund Class F (a)	62,873,727	1,002,207,215
Fidelity Series Intrinsic Opportunities Fund Class F (a)	66,332,397	1,124,334,132
Fidelity Series Opportunistic Insights Fund Class F (a)	32,975,455	565,529,060
Fidelity Series Real Estate Equity Fund Class F (a)	7,813,866	103,064,887
Fidelity Series Small Cap Discovery Fund Class F (a)	13,068,926	153,167,817
Fidelity Series Small Cap Opportunities Fund Class F (a)	31,495,736	452,908,682
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	67,552,014	867,367,863
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,283,391,591)		7,897,377,710

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund Class F (a)	66,602,302	1,260,781,583
Fidelity Series International Growth Fund Class F (a)	80,528,291	1,230,472,279
Fidelity Series International Small Cap Fund Class F (a)	16,757,183	285,039,691
Fidelity Series International Value Fund Class F (a)	118,966,955	1,225,359,636
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,356,697,190)		4,001,653,189

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	8,503,676	87,587,858
Fidelity Series Floating Rate High Income Fund Class F (a)	3,105,960	29,506,624
Fidelity Series High Income Fund Class F (a)	19,424,079	187,442,365
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	10,650,937	104,911,730
Fidelity Series Investment Grade Bond Fund Class F (a)	5,637,914	63,426,528
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	13,588,378	119,713,611
Fidelity Series Real Estate Income Fund Class F (a)	5,259,364	59,115,251
TOTAL BOND FUNDS
(Cost $645,200,757)		651,703,967

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)	107,257,903	107,257,903
Fidelity Series Short-Term Credit Fund Class F (a)	3,159,104	31,559,452
TOTAL SHORT-TERM FUNDS
(Cost $138,751,620)		138,817,355
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $10,424,041,158)		12,689,552,221
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,891,130)
NET ASSETS - 100%		$12,682,661,091

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$265,292,013	$6,320,442	$8,311,931	$--	$270,556,688
Fidelity Series 1000 Value Index Fund Class F	320,188,781	7,716,874	10,108,782	--	322,083,045
Fidelity Series All-Sector Equity Fund Class F	500,348,612	11,913,576	18,364,067	--	510,926,597
Fidelity Series Blue Chip Growth Fund Class F	510,740,254	12,183,870	43,556,303	--	514,705,534
Fidelity Series Commodity Strategy Fund Class F	198,082,940	32,917,485	2,849,720	--	221,823,822
Fidelity Series Emerging Markets Debt Fund Class F	86,243,540	2,807,567	2,045,051	1,284,299	87,587,858
Fidelity Series Emerging Markets Fund Class F	1,226,028,923	25,366,343	60,459,230	--	1,260,781,583
Fidelity Series Equity-Income Fund Class F	1,219,081,259	26,053,160	626,476,617	4,082,427	630,157,271
Fidelity Series Floating Rate High Income Fund Class F	29,437,972	952,385	852,105	317,658	29,506,624
Fidelity Series Government Money Market Fund Class F 0.99%	95,159,960	14,926,930	2,828,987	182,558	107,257,903
Fidelity Series Growth & Income Fund Class F	857,653,585	314,786,188	32,692,838	1,284,831	1,158,545,097
Fidelity Series Growth Company Fund Class F	1,007,347,842	--	86,447,338	--	1,002,207,215
Fidelity Series High Income Fund Class F	185,465,520	6,328,686	5,112,628	2,520,233	187,442,365
Fidelity Series Inflation-Protected Bond Index Fund Class F	106,013,721	2,060,470	2,726,735	29,288	104,911,730
Fidelity Series International Growth Fund Class F	1,156,117,994	24,280,449	53,185,798	--	1,230,472,279
Fidelity Series International Small Cap Fund Class F	264,170,257	5,551,540	12,713,740	--	285,039,691
Fidelity Series International Value Fund Class F	1,157,917,623	30,968,730	32,799,736	--	1,225,359,636
Fidelity Series Intrinsic Opportunities Fund Class F	771,423,512	310,858,845	--	--	1,124,334,132
Fidelity Series Investment Grade Bond Fund Class F	53,271,380	11,468,713	1,667,740	346,497	63,426,528
Fidelity Series Long-Term Treasury Bond Index Fund Class F	59,331	119,507,532	--	71,367	119,713,611
Fidelity Series Opportunistic Insights Fund Class F	560,078,893	13,351,795	41,563,013	--	565,529,060
Fidelity Series Real Estate Equity Fund Class F	102,027,476	2,839,464	3,218,693	385,657	103,064,887
Fidelity Series Real Estate Income Fund Class F	58,193,048	1,839,275	1,601,957	645,960	59,115,251
Fidelity Series Short-Term Credit Fund Class F	31,625,874	824,542	954,357	113,638	31,559,452
Fidelity Series Small Cap Discovery Fund Class F	151,018,939	4,376,694	4,739,294	763,955	153,167,817
Fidelity Series Small Cap Opportunities Fund Class F	454,998,347	10,821,820	14,213,580	--	452,908,682
Fidelity Series Stock Selector Large Cap Value Fund Class F	868,327,103	20,729,612	27,179,315	--	867,367,863
Total	$12,236,314,699	$1,021,752,987	$1,096,669,555	$12,028,368	$12,689,552,221

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $10,451,476,425. Net unrealized appreciation aggregated $2,238,075,796, of which $2,299,453,282 related to appreciated investment securities and $61,377,486 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2055 Fund

June 30, 2017

Z55-QTLY-0817
1.9884250.100

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	132	$2,085
Fidelity Series 1000 Value Index Fund (a)	210	2,563
Fidelity Series All-Sector Equity Fund (a)	317	4,058
Fidelity Series Blue Chip Growth Fund (a)	291	3,966
Fidelity Series Commodity Strategy Fund (a)(b)	345	1,764
Fidelity Series Equity-Income Fund (a)	367	4,872
Fidelity Series Growth & Income Fund (a)	609	9,140
Fidelity Series Growth Company Fund (a)	492	7,830
Fidelity Series Intrinsic Opportunities Fund (a)	513	8,686
Fidelity Series Opportunistic Insights Fund (a)	267	4,565
Fidelity Series Real Estate Equity Fund (a)	63	826
Fidelity Series Small Cap Discovery Fund (a)	102	1,199
Fidelity Series Small Cap Opportunities Fund (a)	248	3,545
Fidelity Series Stock Selector Large Cap Value Fund (a)	536	6,873
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,220)		61,972

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	522	9,858
Fidelity Series International Growth Fund (a)	635	9,675
Fidelity Series International Small Cap Fund (a)	132	2,242
Fidelity Series International Value Fund (a)	939	9,641
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,670)		31,416

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund (a)	65	666
Fidelity Series Floating Rate High Income Fund (a)	25	240
Fidelity Series High Income Fund (a)	152	1,466
Fidelity Series Inflation-Protected Bond Index Fund (a)	78	765
Fidelity Series Investment Grade Bond Fund (a)	44	496
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107	941
Fidelity Series Real Estate Income Fund (a)	41	462
TOTAL BOND FUNDS
(Cost $5,057)		5,036

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	851	851
Fidelity Series Short-Term Credit Fund (a)	24	240
TOTAL SHORT-TERM FUNDS
(Cost $1,091)		1,091
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $100,038)		99,515
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,515

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,150	$57	$--	$2,085
Fidelity Series 1000 Value Index Fund	--	2,540	--	--	2,563
Fidelity Series All-Sector Equity Fund	--	4,090	--	--	4,058
Fidelity Series Blue Chip Growth Fund	--	4,370	298	--	3,966
Fidelity Series Commodity Strategy Fund	--	1,755	--	--	1,764
Fidelity Series Emerging Markets Debt Fund	--	673	--	3	666
Fidelity Series Emerging Markets Fund	--	9,980	--	--	9,858
Fidelity Series Equity-Income Fund	--	9,520	4,714	--	4,872
Fidelity Series Floating Rate High Income Fund	--	241	--	1	240
Fidelity Series Government Money Market Fund 0.99%	--	851	--	--	851
Fidelity Series Growth & Income Fund	--	9,086	--	--	9,140
Fidelity Series Growth Company Fund	--	8,180	170	--	7,830
Fidelity Series High Income Fund	--	1,475	--	5	1,466
Fidelity Series Inflation-Protected Bond Index Fund	--	770	--	--	765
Fidelity Series International Growth Fund	--	9,770	--	--	9,675
Fidelity Series International Small Cap Fund	--	2,260	--	--	2,242
Fidelity Series International Value Fund	--	9,660	--	--	9,641
Fidelity Series Intrinsic Opportunities Fund	--	8,675	--	--	8,686
Fidelity Series Investment Grade Bond Fund	--	501	3	1	496
Fidelity Series Long-Term Treasury Bond Index Fund	--	940	--	--	941
Fidelity Series Opportunistic Insights Fund	--	4,750	85	--	4,565
Fidelity Series Real Estate Equity Fund	--	820	--	--	826
Fidelity Series Real Estate Income Fund	--	460	--	--	462
Fidelity Series Short-Term Credit Fund	--	240	--	--	240
Fidelity Series Small Cap Discovery Fund	--	1,195	--	5	1,199
Fidelity Series Small Cap Opportunities Fund	--	3,560	--	--	3,545
Fidelity Series Stock Selector Large Cap Value Fund	--	6,830	--	--	6,873
Total	$--	$105,342	$5,327	$15	$99,515

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $100,038. Net unrealized depreciation aggregated $523, of which $183 related to appreciated investment securities and $706 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2025 Fund

June 30, 2017

Z25-QTLY-0817
1.9884238.100

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	92	$1,457
Fidelity Series 1000 Value Index Fund (a)	147	1,796
Fidelity Series All-Sector Equity Fund (a)	215	2,751
Fidelity Series Blue Chip Growth Fund (a)	204	2,773
Fidelity Series Commodity Strategy Fund (a)(b)	339	1,738
Fidelity Series Equity-Income Fund (a)	256	3,405
Fidelity Series Growth & Income Fund (a)	428	6,416
Fidelity Series Growth Company Fund (a)	352	5,606
Fidelity Series Intrinsic Opportunities Fund (a)	366	6,191
Fidelity Series Opportunistic Insights Fund (a)	178	3,054
Fidelity Series Real Estate Equity Fund (a)	43	563
Fidelity Series Small Cap Discovery Fund (a)	73	857
Fidelity Series Small Cap Opportunities Fund (a)	176	2,519
Fidelity Series Stock Selector Large Cap Value Fund (a)	375	4,811
TOTAL DOMESTIC EQUITY FUNDS
(Cost $44,109)		43,937

International Equity Funds - 23.8%
Fidelity Series Emerging Markets Fund (a)	424	8,012
Fidelity Series International Growth Fund (a)	463	7,061
Fidelity Series International Small Cap Fund (a)	96	1,637
Fidelity Series International Value Fund (a)	684	7,026
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $23,930)		23,736

Bond Funds - 25.5%
Fidelity Series Emerging Markets Debt Fund (a)	69	706
Fidelity Series Floating Rate High Income Fund (a)	25	240
Fidelity Series High Income Fund (a)	154	1,486
Fidelity Series Inflation-Protected Bond Index Fund (a)	76	745
Fidelity Series Investment Grade Bond Fund (a)	1,847	20,760
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107	945
Fidelity Series Real Estate Income Fund (a)	42	473
TOTAL BOND FUNDS
(Cost $25,447)		25,355

Short-Term Funds - 6.6%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	5,023	5,023
Fidelity Series Short-Term Credit Fund (a)	155	1,552
TOTAL SHORT-TERM FUNDS
(Cost $6,575)		6,575
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $100,061)		99,603
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,603

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,530	$67	$--	$1,457
Fidelity Series 1000 Value Index Fund	--	1,810	31	--	1,796
Fidelity Series All-Sector Equity Fund	--	2,900	127	--	2,751
Fidelity Series Blue Chip Growth Fund	--	3,010	164	--	2,773
Fidelity Series Commodity Strategy Fund	--	1,729	--	--	1,738
Fidelity Series Emerging Markets Debt Fund	--	713	--	3	706
Fidelity Series Emerging Markets Fund	--	8,110	--	--	8,012
Fidelity Series Equity-Income Fund	--	6,470	3,109	--	3,405
Fidelity Series Floating Rate High Income Fund	--	241	--	1	240
Fidelity Series Government Money Market Fund 0.99%	--	5,023	--	3	5,023
Fidelity Series Growth & Income Fund	--	6,378	--	--	6,416
Fidelity Series Growth Company Fund	--	5,930	193	--	5,606
Fidelity Series High Income Fund	--	1,495	--	5	1,486
Fidelity Series Inflation-Protected Bond Index Fund	--	750	--	--	745
Fidelity Series International Growth Fund	--	7,130	--	--	7,061
Fidelity Series International Small Cap Fund	--	1,650	--	--	1,637
Fidelity Series International Value Fund	--	7,040	--	--	7,026
Fidelity Series Intrinsic Opportunities Fund	--	6,183	--	--	6,191
Fidelity Series Investment Grade Bond Fund	--	20,836	--	32	20,760
Fidelity Series Long-Term Treasury Bond Index Fund	--	944	--	--	945
Fidelity Series Opportunistic Insights Fund	--	3,280	157	--	3,054
Fidelity Series Real Estate Equity Fund	--	570	11	--	563
Fidelity Series Real Estate Income Fund	--	470	--	--	473
Fidelity Series Short-Term Credit Fund	--	1,552	--	2	1,552
Fidelity Series Small Cap Discovery Fund	--	854	--	4	857
Fidelity Series Small Cap Opportunities Fund	--	2,530	--	--	2,519
Fidelity Series Stock Selector Large Cap Value Fund	--	4,850	69	--	4,811
Total	$--	$103,978	$3,928	$50	$99,603

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $100,061. Net unrealized depreciation aggregated $458, of which $132 related to appreciated investment securities and $590 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2035 Fund

June 30, 2017

AFF35-QTLY-0817
1.818365.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	10,436,420	$142,248,407
Fidelity Advisor Series Equity-Income Fund (a)	12,999,888	172,118,512
Fidelity Advisor Series Growth & Income Fund (a)	17,429,531	258,479,946
Fidelity Advisor Series Growth Opportunities Fund (a)	7,569,159	94,236,034
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,572,605	131,914,787
Fidelity Advisor Series Small Cap Fund (a)	6,158,708	72,672,757
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,938,656	168,331,912
Fidelity Series 100 Index Fund (a)	4,715,476	74,645,991
Fidelity Series 1000 Value Index Fund (a)	2,340,787	28,534,189
Fidelity Series All-Sector Equity Fund (a)	7,891,335	101,166,920
Fidelity Series Commodity Strategy Fund (a)(b)	7,410,956	37,944,093
Fidelity Series Real Estate Equity Fund (a)	1,293,692	17,063,791
Fidelity Series Small Cap Opportunities Fund (a)	5,963,643	85,220,463
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,088,579,937)		1,384,577,802

International Equity Funds - 31.3%
Fidelity Series Emerging Markets Fund (a)	11,822,729	223,213,132
Fidelity Series International Growth Fund (a)	14,237,178	216,974,585
Fidelity Series International Small Cap Fund (a)	2,964,875	50,313,927
Fidelity Series International Value Fund (a)	21,029,559	215,973,574
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $568,695,930)		706,475,218

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,536,762	15,828,647
Fidelity Series Floating Rate High Income Fund (a)	554,774	5,270,349
Fidelity Series High Income Fund (a)	3,426,869	33,069,287
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,943,803	19,107,584
Fidelity Series Investment Grade Bond Fund (a)	3,292,704	37,009,994
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,426,216	21,374,961
Fidelity Series Real Estate Income Fund (a)	954,289	10,726,209
TOTAL BOND FUNDS
(Cost $141,010,565)		142,387,031

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	542,252	5,417,098
Fidelity Series Government Money Market Fund 0.99% (a)(c)	19,291,729	19,291,729
TOTAL SHORT-TERM FUNDS
(Cost $24,702,781)		24,708,827
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,822,989,213)		2,258,148,878
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,854,690)
NET ASSETS - 100%		$2,256,294,188

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$144,428,250	$2,737,038	$16,103,065	$--	$142,248,407
Fidelity Advisor Series Equity-Income Fund	256,602,186	5,019,771	91,586,744	780,346	172,118,512
Fidelity Advisor Series Growth & Income Fund	178,291,677	83,838,410	7,552,961	--	258,479,946
Fidelity Advisor Series Growth Opportunities Fund	95,127,138	1,795,036	9,825,539	--	94,236,034
Fidelity Advisor Series Opportunistic Insights Fund	134,253,941	2,547,235	13,520,085	--	131,914,787
Fidelity Advisor Series Short-Term Credit Fund	5,502,922	137,624	229,014	18,919	5,417,098
Fidelity Advisor Series Small Cap Fund	71,314,504	1,367,311	2,631,358	--	72,672,757
Fidelity Advisor Series Stock Selector Large Cap Value Fund	170,320,861	3,284,819	6,319,948	--	168,331,912
Fidelity Series 100 Index Fund	73,936,519	1,412,121	2,716,865	--	74,645,991
Fidelity Series 1000 Value Index Fund	28,635,554	545,959	1,049,578	--	28,534,189
Fidelity Series All-Sector Equity Fund	100,245,505	1,912,248	4,385,590	--	101,166,920
Fidelity Series Commodity Strategy Fund	34,645,169	5,657,853	1,302,531	--	37,944,093
Fidelity Series Emerging Markets Debt Fund	15,727,504	484,411	490,752	230,036	15,828,647
Fidelity Series Emerging Markets Fund	219,674,149	4,211,311	13,173,691	--	223,213,132
Fidelity Series Floating Rate High Income Fund	5,323,980	162,021	204,479	56,032	5,270,349
Fidelity Series Government Money Market Fund 0.99%	17,248,589	2,642,906	599,765	32,858	19,291,729
Fidelity Series High Income Fund	33,080,898	1,077,106	1,226,878	441,169	33,069,287
Fidelity Series Inflation-Protected Bond Index Fund	19,497,504	342,006	654,322	2,853	19,107,584
Fidelity Series International Growth Fund	206,512,126	4,001,669	11,823,172	--	216,974,585
Fidelity Series International Small Cap Fund	47,185,097	915,755	2,753,087	--	50,313,927
Fidelity Series International Value Fund	207,054,156	4,001,669	7,235,306	--	215,973,574
Fidelity Series Investment Grade Bond Fund	26,538,767	11,380,971	1,073,777	173,063	37,009,994
Fidelity Series Long-Term Treasury Bond Index Fund	10,602	21,338,487	484	12,815	21,374,961
Fidelity Series Real Estate Equity Fund	17,063,755	378,638	624,506	53,253	17,063,791
Fidelity Series Real Estate Income Fund	10,663,041	313,227	385,216	113,173	10,726,209
Fidelity Series Small Cap Opportunities Fund	86,495,781	1,641,901	3,159,857	--	85,220,463
Total	$2,205,380,175	$163,147,503	$200,628,570	$1,914,517	$2,258,148,878

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,827,677,288. Net unrealized appreciation aggregated $430,471,590, of which $440,745,764 related to appreciated investment securities and $10,274,174 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2050 Fund

June 30, 2017

F50-QTLY-0817
1.833437.111

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,108,521	$65,037,881
Fidelity Series 1000 Value Index Fund (a)	6,377,056	77,736,318
Fidelity Series All-Sector Equity Fund (a)	9,553,024	122,469,765
Fidelity Series Blue Chip Growth Fund (a)	9,060,072	123,398,182
Fidelity Series Commodity Strategy Fund (a)(b)	10,461,381	53,562,273
Fidelity Series Equity-Income Fund (a)	11,374,510	151,053,492
Fidelity Series Growth & Income Fund (a)	18,544,526	278,167,888
Fidelity Series Growth Company Fund (a)	15,097,676	240,505,979
Fidelity Series Intrinsic Opportunities Fund (a)	15,626,772	264,561,254
Fidelity Series Opportunistic Insights Fund (a)	7,924,279	135,663,655
Fidelity Series Real Estate Equity Fund (a)	1,884,478	24,856,262
Fidelity Series Small Cap Discovery Fund (a)	3,140,950	36,811,934
Fidelity Series Small Cap Opportunities Fund (a)	7,606,676	108,699,395
Fidelity Series Stock Selector Large Cap Value Fund (a)	16,244,599	208,418,207
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,454,953,281)		1,890,942,485

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	15,987,894	301,851,447
Fidelity Series International Growth Fund (a)	19,324,749	294,509,177
Fidelity Series International Small Cap Fund (a)	4,017,518	68,177,275
Fidelity Series International Value Fund (a)	28,562,926	293,341,251
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $788,230,231)		957,879,150

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund (a)	2,020,443	20,810,563
Fidelity Series Floating Rate High Income Fund (a)	744,530	7,073,036
Fidelity Series High Income Fund (a)	4,617,126	44,555,261
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,536,079	24,929,654
Fidelity Series Investment Grade Bond Fund (a)	1,350,414	15,178,659
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,253,085	28,659,680
Fidelity Series Real Estate Income Fund (a)	1,260,088	14,163,385
TOTAL BOND FUNDS
(Cost $155,645,732)		155,370,238

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	25,718,784	25,718,784
Fidelity Series Short-Term Credit Fund (a)	751,889	7,511,370
TOTAL SHORT-TERM FUNDS
(Cost $33,215,203)		33,230,154
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $2,432,044,447)		3,037,422,027
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,887,403)
NET ASSETS - 100%		$3,035,534,624

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$62,638,976	$1,990,502	$1,309,599	$--	$65,037,881
Fidelity Series 1000 Value Index Fund	75,814,592	2,429,975	1,592,232	--	77,736,318
Fidelity Series All-Sector Equity Fund	118,131,044	3,751,612	3,442,144	--	122,469,765
Fidelity Series Blue Chip Growth Fund	120,528,023	3,837,152	9,330,389	--	123,398,182
Fidelity Series Commodity Strategy Fund	47,433,910	8,436,109	868,585	--	53,562,273
Fidelity Series Emerging Markets Debt Fund	20,222,367	777,366	325,672	297,886	20,810,563
Fidelity Series Emerging Markets Fund	288,955,854	7,935,006	11,562,358	--	301,851,447
Fidelity Series Equity-Income Fund	287,661,234	8,290,133	147,574,007	873,897	151,053,492
Fidelity Series Floating Rate High Income Fund	6,949,953	273,575	135,698	73,801	7,073,036
Fidelity Series Government Money Market Fund 0.99%	22,353,640	3,798,875	433,731	43,029	25,718,784
Fidelity Series Growth & Income Fund	202,356,403	75,740,684	4,333,778	220,454	278,167,888
Fidelity Series Growth Company Fund	237,459,962	--	15,967,533	--	240,505,979
Fidelity Series High Income Fund	43,407,771	1,782,400	814,180	583,690	44,555,261
Fidelity Series Inflation-Protected Bond Index Fund	24,822,064	643,021	434,230	3,682	24,929,654
Fidelity Series International Growth Fund	272,563,530	7,579,652	9,856,638	--	294,509,177
Fidelity Series International Small Cap Fund	62,277,109	1,733,534	2,423,230	--	68,177,275
Fidelity Series International Value Fund	273,275,108	9,103,668	5,158,302	--	293,341,251
Fidelity Series Intrinsic Opportunities Fund	180,016,043	74,692,062	--	--	264,561,254
Fidelity Series Investment Grade Bond Fund	12,708,969	2,643,575	257,019	80,491	15,178,659
Fidelity Series Long-Term Treasury Bond Index Fund	12,932	28,613,065	1,051	16,901	28,659,680
Fidelity Series Opportunistic Insights Fund	132,258,253	4,204,736	8,871,336	--	135,663,655
Fidelity Series Real Estate Equity Fund	24,159,960	849,828	506,227	76,425	24,856,262
Fidelity Series Real Estate Income Fund	13,720,923	524,143	256,266	147,375	14,163,385
Fidelity Series Short-Term Credit Fund	7,399,416	249,143	151,983	25,379	7,511,370
Fidelity Series Small Cap Discovery Fund	35,628,306	1,299,534	744,728	161,670	36,811,934
Fidelity Series Small Cap Opportunities Fund	107,210,344	3,408,040	2,238,881	--	108,699,395
Fidelity Series Stock Selector Large Cap Value Fund	204,864,144	6,528,413	4,282,017	--	208,418,207
Total	$2,884,830,830	$261,115,803	$232,871,814	$2,604,680	$3,037,422,027

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,439,714,720. Net unrealized appreciation aggregated $597,707,307, of which $611,876,587 related to appreciated investment securities and $14,169,280 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2055 Fund

June 30, 2017

FF55-QTLY-0817
1.927051.106

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,354,595	$21,443,238
Fidelity Series 1000 Value Index Fund (a)	2,119,631	25,838,299
Fidelity Series All-Sector Equity Fund (a)	3,129,134	40,115,499
Fidelity Series Blue Chip Growth Fund (a)	2,967,776	40,421,106
Fidelity Series Commodity Strategy Fund (a)(b)	3,513,992	17,991,640
Fidelity Series Equity-Income Fund (a)	3,732,029	49,561,352
Fidelity Series Growth & Income Fund (a)	6,168,224	92,523,354
Fidelity Series Growth Company Fund (a)	4,949,535	78,846,087
Fidelity Series Intrinsic Opportunities Fund (a)	5,217,102	88,325,530
Fidelity Series Opportunistic Insights Fund (a)	2,597,836	44,474,959
Fidelity Series Real Estate Equity Fund (a)	630,041	8,310,241
Fidelity Series Small Cap Discovery Fund (a)	1,044,152	12,237,457
Fidelity Series Small Cap Opportunities Fund (a)	2,514,365	35,930,275
Fidelity Series Stock Selector Large Cap Value Fund (a)	5,382,708	69,060,146
TOTAL DOMESTIC EQUITY FUNDS
(Cost $535,807,425)		625,079,183

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	5,280,493	99,695,712
Fidelity Series International Growth Fund (a)	6,381,660	97,256,495
Fidelity Series International Small Cap Fund (a)	1,326,670	22,513,589
Fidelity Series International Value Fund (a)	9,433,499	96,882,038
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $280,611,246)		316,347,834

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund (a)	653,063	6,726,545
Fidelity Series Floating Rate High Income Fund (a)	252,258	2,396,454
Fidelity Series High Income Fund (a)	1,524,199	14,708,523
Fidelity Series Inflation-Protected Bond Index Fund (a)	786,049	7,726,865
Fidelity Series Investment Grade Bond Fund (a)	446,722	5,021,159
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,070,290	9,429,256
Fidelity Series Real Estate Income Fund (a)	414,696	4,661,183
TOTAL BOND FUNDS
(Cost $50,339,107)		50,669,985

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	8,550,227	8,550,227
Fidelity Series Short-Term Credit Fund (a)	242,754	2,425,117
TOTAL SHORT-TERM FUNDS
(Cost $10,970,208)		10,975,344
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $877,727,986)		1,003,072,346
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(618,780)
NET ASSETS - 100%		$1,002,453,566

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$20,033,106	$1,403,578	$552,025	$--	$21,443,238
Fidelity Series 1000 Value Index Fund	24,255,513	1,713,596	488,547	--	25,838,299
Fidelity Series All-Sector Equity Fund	37,780,585	2,645,539	1,619,333	--	40,115,499
Fidelity Series Blue Chip Growth Fund	38,547,010	2,705,687	3,539,057	--	40,421,106
Fidelity Series Commodity Strategy Fund	15,750,440	3,005,110	282,186	--	17,991,640
Fidelity Series Emerging Markets Debt Fund	6,351,178	433,167	100,004	94,931	6,726,545
Fidelity Series Emerging Markets Fund	92,291,452	5,616,807	3,550,208	--	99,695,712
Fidelity Series Equity-Income Fund	91,815,328	5,337,369	48,476,445	279,885	49,561,352
Fidelity Series Floating Rate High Income Fund	2,277,567	165,524	41,668	24,686	2,396,454
Fidelity Series Government Money Market Fund 0.99%	7,128,818	1,557,285	135,876	14,033	8,550,227
Fidelity Series Growth & Income Fund	64,757,517	27,625,518	1,305,349	70,790	92,523,354
Fidelity Series Growth Company Fund	75,561,673	--	2,769,048	--	78,846,087
Fidelity Series High Income Fund	13,866,939	1,035,152	250,009	189,557	14,708,523
Fidelity Series Inflation-Protected Bond Index Fund	7,439,777	452,116	133,338	1,133	7,726,865
Fidelity Series International Growth Fund	87,135,142	5,370,386	3,079,406	--	97,256,495
Fidelity Series International Small Cap Fund	19,909,249	1,228,149	757,032	--	22,513,589
Fidelity Series International Value Fund	87,362,038	5,880,775	1,581,570	--	96,882,038
Fidelity Series Intrinsic Opportunities Fund	58,119,244	26,970,279	--	--	88,325,530
Fidelity Series Investment Grade Bond Fund	4,305,047	785,153	97,981	27,147	5,021,159
Fidelity Series Long-Term Treasury Bond Index Fund	4,445	9,413,464	--	5,518	9,429,256
Fidelity Series Opportunistic Insights Fund	42,298,882	2,964,985	3,404,511	--	44,474,959
Fidelity Series Real Estate Equity Fund	7,780,471	570,350	155,330	25,203	8,310,241
Fidelity Series Real Estate Income Fund	4,370,535	313,284	78,753	47,915	4,661,183
Fidelity Series Short-Term Credit Fund	2,301,275	165,896	46,669	8,060	2,425,117
Fidelity Series Small Cap Discovery Fund	11,402,903	855,526	228,443	53,223	12,237,457
Fidelity Series Small Cap Opportunities Fund	34,103,264	2,403,169	686,966	--	35,930,275
Fidelity Series Stock Selector Large Cap Value Fund	65,335,056	4,603,415	1,313,906	--	69,060,146
Total	$922,284,454	$115,221,279	$74,673,660	$842,081	$1,003,072,346

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $881,349,821. Net unrealized appreciation aggregated $121,722,525, of which $126,987,927 related to appreciated investment securities and $5,265,402 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2060 Fund

June 30, 2017

F60-QTLY-0817
1.9858340.102

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	197,073	$3,119,673
Fidelity Series 1000 Value Index Fund (a)	309,536	3,773,244
Fidelity Series All-Sector Equity Fund (a)	451,292	5,785,559
Fidelity Series Blue Chip Growth Fund (a)	427,940	5,828,546
Fidelity Series Commodity Strategy Fund (a)(b)	501,675	2,568,576
Fidelity Series Equity-Income Fund (a)	537,223	7,134,323
Fidelity Series Growth & Income Fund (a)	896,230	13,443,446
Fidelity Series Growth Company Fund (a)	618,167	9,847,404
Fidelity Series Intrinsic Opportunities Fund (a)	766,060	12,969,390
Fidelity Series Opportunistic Insights Fund (a)	374,269	6,407,478
Fidelity Series Real Estate Equity Fund (a)	92,116	1,215,012
Fidelity Series Small Cap Discovery Fund (a)	152,209	1,783,888
Fidelity Series Small Cap Opportunities Fund (a)	366,632	5,239,178
Fidelity Series Stock Selector Large Cap Value Fund (a)	781,812	10,030,648
TOTAL DOMESTIC EQUITY FUNDS
(Cost $81,262,971)		89,146,365

International Equity Funds - 31.6%
Fidelity Series Emerging Markets Fund (a)	755,086	14,256,022
Fidelity Series International Growth Fund (a)	910,769	13,880,115
Fidelity Series International Small Cap Fund (a)	190,095	3,225,919
Fidelity Series International Value Fund (a)	1,345,211	13,815,318
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $40,433,084)		45,177,374

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund (a)	88,171	908,163
Fidelity Series Floating Rate High Income Fund (a)	35,404	336,334
Fidelity Series High Income Fund (a)	216,692	2,091,077
Fidelity Series Inflation-Protected Bond Index Fund (a)	112,239	1,103,308
Fidelity Series Investment Grade Bond Fund (a)	63,857	717,757
Fidelity Series Long-Term Treasury Bond Index Fund (a)	151,685	1,336,345
Fidelity Series Real Estate Income Fund (a)	59,155	664,908
TOTAL BOND FUNDS
(Cost $6,988,021)		7,157,892

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	1,174,033	1,174,033
Fidelity Series Short-Term Credit Fund (a)	35,916	358,804
TOTAL SHORT-TERM FUNDS
(Cost $1,532,126)		1,532,837
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $130,216,202)		143,014,468
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(86,230)
NET ASSETS - 100%		$142,928,238

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$2,525,417	$553,301	$34,271	$--	$3,119,673
Fidelity Series 1000 Value Index Fund	3,069,993	690,688	38,575	--	3,773,244
Fidelity Series All-Sector Equity Fund	4,762,745	1,042,899	195,402	--	5,785,559
Fidelity Series Blue Chip Growth Fund	4,859,349	1,066,597	455,730	--	5,828,546
Fidelity Series Commodity Strategy Fund	1,964,660	687,971	22,382	--	2,568,576
Fidelity Series Emerging Markets Debt Fund	762,854	148,563	7,900	12,116	908,163
Fidelity Series Emerging Markets Fund	11,652,982	2,242,226	345,978	--	14,256,022
Fidelity Series Equity-Income Fund	11,565,215	2,000,064	6,559,586	35,628	7,134,323
Fidelity Series Floating Rate High Income Fund	280,209	60,093	3,291	3,240	336,334
Fidelity Series Government Money Market Fund 0.99%	921,937	262,990	10,895	1,893	1,174,033
Fidelity Series Growth & Income Fund	8,185,945	5,174,351	118,564	9,043	13,443,446
Fidelity Series Growth Company Fund	9,226,869	--	121,445	--	9,847,404
Fidelity Series High Income Fund	1,737,800	366,467	19,749	25,349	2,091,077
Fidelity Series Inflation-Protected Bond Index Fund	936,424	182,087	10,533	158	1,103,308
Fidelity Series International Growth Fund	10,972,971	2,145,086	268,939	--	13,880,115
Fidelity Series International Small Cap Fund	2,507,199	490,560	53,940	--	3,225,919
Fidelity Series International Value Fund	11,001,344	2,244,909	124,937	--	13,815,318
Fidelity Series Intrinsic Opportunities Fund	7,535,524	4,987,230	--	--	12,969,390
Fidelity Series Investment Grade Bond Fund	520,788	210,000	16,320	3,579	717,757
Fidelity Series Long-Term Treasury Bond Index Fund	370	1,334,439	--	749	1,336,345
Fidelity Series Opportunistic Insights Fund	5,332,374	1,168,824	440,772	--	6,407,478
Fidelity Series Real Estate Equity Fund	988,977	223,205	12,266	3,526	1,215,012
Fidelity Series Real Estate Income Fund	550,371	113,487	6,226	6,566	664,908
Fidelity Series Short-Term Credit Fund	297,090	64,796	3,686	1,121	358,804
Fidelity Series Small Cap Discovery Fund	1,441,817	330,810	18,037	7,476	1,783,888
Fidelity Series Small Cap Opportunities Fund	4,306,667	968,601	54,242	--	5,239,178
Fidelity Series Stock Selector Large Cap Value Fund	8,247,099	1,822,192	103,745	--	10,030,648
Total	$116,154,990	$30,582,436	$9,047,411	$110,444	$143,014,468

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $130,505,617. Net unrealized appreciation aggregated $12,508,851, of which $12,893,373 related to appreciated investment securities and $384,522 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2005 Fund

June 30, 2017

F05-QTLY-0817
1.818352.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	274,774	$4,349,667
Fidelity Series 1000 Value Index Fund (a)	438,880	5,349,943
Fidelity Series All-Sector Equity Fund (a)	636,967	8,165,915
Fidelity Series Blue Chip Growth Fund (a)	604,253	8,229,922
Fidelity Series Commodity Strategy Fund (a)(b)	2,039,629	10,442,902
Fidelity Series Equity-Income Fund (a)	760,265	10,096,313
Fidelity Series Growth & Income Fund (a)	1,275,612	19,134,174
Fidelity Series Growth Company Fund (a)	1,014,687	16,163,958
Fidelity Series Intrinsic Opportunities Fund (a)	1,142,297	19,339,080
Fidelity Series Opportunistic Insights Fund (a)	529,046	9,057,260
Fidelity Series Real Estate Equity Fund (a)	129,904	1,713,430
Fidelity Series Small Cap Discovery Fund (a)	219,699	2,574,878
Fidelity Series Small Cap Opportunities Fund (a)	526,077	7,517,646
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,110,214	14,244,046
TOTAL DOMESTIC EQUITY FUNDS
(Cost $111,738,411)		136,379,134

International Equity Funds - 14.5%
Fidelity Series Emerging Markets Fund (a)	1,756,481	33,162,352
Fidelity Series International Growth Fund (a)	1,553,710	23,678,534
Fidelity Series International Small Cap Fund (a)	321,935	5,463,240
Fidelity Series International Value Fund (a)	2,298,913	23,609,832
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $72,419,474)		85,913,958

Bond Funds - 41.0%
Fidelity Series Emerging Markets Debt Fund (a)	428,531	4,413,868
Fidelity Series Floating Rate High Income Fund (a)	151,911	1,443,152
Fidelity Series High Income Fund (a)	924,371	8,920,179
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,946,213	19,131,277
Fidelity Series Investment Grade Bond Fund (a)	17,817,906	200,273,266
Fidelity Series Long-Term Treasury Bond Index Fund (a)	637,825	5,619,242
Fidelity Series Real Estate Income Fund (a)	257,496	2,894,252
TOTAL BOND FUNDS
(Cost $246,933,007)		242,695,236

Short-Term Funds - 21.4%
Fidelity Series Government Money Market Fund 0.99% (a)(c)	96,080,486	96,080,486
Fidelity Series Short-Term Credit Fund (a)	3,079,454	30,763,741
TOTAL SHORT-TERM FUNDS
(Cost $126,827,778)		126,844,227
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $557,918,670)		591,832,555
NET OTHER ASSETS (LIABILITIES) - 0.0%		(242,576)
NET ASSETS - 100%		$591,589,979

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$4,687,350	$58,712	$522,769	$--	$4,349,667
Fidelity Series 1000 Value Index Fund	5,728,190	71,694	528,179	--	5,349,943
Fidelity Series All-Sector Equity Fund	8,840,190	110,597	1,083,194	--	8,165,915
Fidelity Series Blue Chip Growth Fund	9,019,055	113,108	1,527,007	--	8,229,922
Fidelity Series Commodity Strategy Fund	9,618,952	1,315,733	200,168	--	10,442,902
Fidelity Series Emerging Markets Debt Fund	4,351,269	103,735	70,649	63,760	4,413,868
Fidelity Series Emerging Markets Fund	33,214,881	373,483	2,311,572	--	33,162,352
Fidelity Series Equity-Income Fund	21,581,521	240,789	11,893,789	65,478	10,096,313
Fidelity Series Floating Rate High Income Fund	1,443,737	31,896	29,437	15,202	1,443,152
Fidelity Series Government Money Market Fund 0.99%	93,037,687	4,918,856	1,876,057	170,649	96,080,486
Fidelity Series Growth & Income Fund	15,197,493	4,821,914	1,211,445	16,535	19,134,174
Fidelity Series Growth Company Fund	17,856,033	--	3,111,386	--	16,163,958
Fidelity Series High Income Fund	8,842,210	218,125	176,621	117,963	8,920,179
Fidelity Series Inflation-Protected Bond Index Fund	19,379,371	229,201	399,158	2,840	19,131,277
Fidelity Series International Growth Fund	21,908,894	287,585	453,893	--	23,678,534
Fidelity Series International Small Cap Fund	4,894,618	156,640	103,601	--	5,463,240
Fidelity Series International Value Fund	21,965,189	808,456	453,893	--	23,609,832
Fidelity Series Intrinsic Opportunities Fund	13,804,364	4,785,949	--	--	19,339,080
Fidelity Series Investment Grade Bond Fund	196,594,195	6,274,123	3,991,313	1,168,135	200,273,266
Fidelity Series Long-Term Treasury Bond Index Fund	181,407	5,429,567	3,844	3,993	5,619,242
Fidelity Series Opportunistic Insights Fund	9,897,007	124,225	1,566,052	--	9,057,260
Fidelity Series Real Estate Equity Fund	1,819,013	28,417	159,569	5,506	1,713,430
Fidelity Series Real Estate Income Fund	2,851,782	61,786	55,374	30,370	2,894,252
Fidelity Series Short-Term Credit Fund	30,870,409	463,067	631,359	104,914	30,763,741
Fidelity Series Small Cap Discovery Fund	2,702,182	45,527	217,344	11,750	2,574,878
Fidelity Series Small Cap Opportunities Fund	8,077,116	100,523	679,421	--	7,517,646
Fidelity Series Stock Selector Large Cap Value Fund	15,385,439	192,512	1,425,757	--	14,244,046
Total	$583,749,554	$31,366,220	$34,682,851	$1,777,095	$591,832,555

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $559,871,162. Net unrealized appreciation aggregated $31,961,393, of which $42,099,610 related to appreciated investment securities and $10,138,217 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® Income Fund

June 30, 2017

FF-K-INC-QTLY-0817
1.907100.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.8%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	492,011	$7,788,530
Fidelity Series 1000 Value Index Fund Class F (a)	784,370	9,561,473
Fidelity Series All-Sector Equity Fund Class F (a)	1,136,147	14,542,679
Fidelity Series Blue Chip Growth Fund Class F (a)	1,074,895	14,650,817
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,503,377	28,507,492
Fidelity Series Equity-Income Fund Class F (a)	1,352,630	17,962,923
Fidelity Series Growth & Income Fund Class F (a)	2,259,869	33,965,824
Fidelity Series Growth Company Fund Class F (a)	1,797,640	28,654,386
Fidelity Series Intrinsic Opportunities Fund Class F (a)	2,130,911	36,118,946
Fidelity Series Opportunistic Insights Fund Class F (a)	939,114	16,105,802
Fidelity Series Real Estate Equity Fund Class F (a)	236,502	3,119,468
Fidelity Series Small Cap Discovery Fund Class F (a)	396,766	4,650,100
Fidelity Series Small Cap Opportunities Fund Class F (a)	931,739	13,398,411
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	1,970,657	25,303,235
TOTAL DOMESTIC EQUITY FUNDS
(Cost $199,237,359)		254,330,086

International Equity Funds - 11.1%
Fidelity Series Emerging Markets Fund Class F (a)	3,927,929	74,355,698
Fidelity Series International Growth Fund Class F (a)	3,048,169	46,576,026
Fidelity Series International Small Cap Fund Class F (a)	621,305	10,568,402
Fidelity Series International Value Fund Class F (a)	4,509,772	46,450,648
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $140,314,491)		177,950,774

Bond Funds - 45.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,189,327	12,250,070
Fidelity Series Floating Rate High Income Fund Class F (a)	414,764	3,940,259
Fidelity Series High Income Fund Class F (a)	2,504,560	24,169,004
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,051,889	59,611,107
Fidelity Series Investment Grade Bond Fund Class F (a)	53,619,932	603,224,228
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	1,724,013	15,188,555
Fidelity Series Real Estate Income Fund Class F (a)	694,413	7,805,199
TOTAL BOND FUNDS
(Cost $729,721,326)		726,188,422

Short-Term Funds - 28.0%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)	339,274,771	339,274,771
Fidelity Series Short-Term Credit Fund Class F (a)	11,087,315	110,762,274
TOTAL SHORT-TERM FUNDS
(Cost $449,922,395)		450,037,045
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,519,195,571)		1,608,506,327
NET OTHER ASSETS (LIABILITIES) - 0.0%		(561,503)
NET ASSETS - 100%		$1,607,944,824

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$8,625,992	$137,002	$1,205,953	$--	$7,788,530
Fidelity Series 1000 Value Index Fund Class F	10,542,576	167,754	1,281,684	--	9,561,473
Fidelity Series All-Sector Equity Fund Class F	16,269,814	258,342	2,535,294	--	14,542,679
Fidelity Series Blue Chip Growth Fund Class F	16,607,618	265,054	3,370,964	--	14,650,817
Fidelity Series Commodity Strategy Fund Class F	27,270,884	2,768,362	664,680	--	28,507,492
Fidelity Series Emerging Markets Debt Fund Class F	12,156,226	316,682	305,656	179,783	12,250,070
Fidelity Series Emerging Markets Fund Class F	75,146,289	1,037,267	6,081,677	--	74,355,698
Fidelity Series Equity-Income Fund Class F	39,722,327	656,198	22,724,240	132,902	17,962,923
Fidelity Series Floating Rate High Income Fund Class F	3,972,250	99,533	127,356	42,506	3,940,259
Fidelity Series Government Money Market Fund Class F 0.99%	337,532,069	12,466,068	10,723,366	613,599	339,274,771
Fidelity Series Growth & Income Fund Class F	27,970,369	8,853,790	3,461,372	41,864	33,965,824
Fidelity Series Growth Company Fund Class F	32,854,072	--	6,815,804	--	28,654,386
Fidelity Series High Income Fund Class F	24,165,043	667,926	764,139	325,763	24,169,004
Fidelity Series Inflation-Protected Bond Index Fund Class F	60,922,354	894,876	1,961,279	16,671	59,611,107
Fidelity Series International Growth Fund Class F	42,481,297	1,735,765	1,413,315	--	46,576,026
Fidelity Series International Small Cap Fund Class F	9,331,014	570,946	321,276	--	10,568,402
Fidelity Series International Value Fund Class F	42,544,398	2,779,510	1,413,315	--	46,450,648
Fidelity Series Intrinsic Opportunities Fund Class F	25,954,044	8,753,183	--	--	36,118,946
Fidelity Series Investment Grade Bond Fund Class F	603,100,277	16,104,676	20,284,018	3,671,624	603,224,228
Fidelity Series Long-Term Treasury Bond Index Fund Class F	587,354	14,574,931	7,948	10,622	15,188,555
Fidelity Series Opportunistic Insights Fund Class F	18,211,667	289,664	3,489,576	--	16,105,802
Fidelity Series Real Estate Equity Fund Class F	3,372,375	65,095	362,058	11,971	3,119,468
Fidelity Series Real Estate Income Fund Class F	7,761,153	192,456	239,429	85,246	7,805,199
Fidelity Series Short-Term Credit Fund Class F	112,112,947	2,000,541	3,576,156	399,237	110,762,274
Fidelity Series Small Cap Discovery Fund Class F	4,978,473	101,522	506,594	23,787	4,650,100
Fidelity Series Small Cap Opportunities Fund Class F	14,881,566	234,302	1,750,432	--	13,398,411
Fidelity Series Stock Selector Large Cap Value Fund Class F	28,318,412	448,469	3,628,524	--	25,303,235
Total	$1,607,392,860	$76,439,914	$99,016,105	$5,555,575	$1,608,506,327

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,522,635,864. Net unrealized appreciation aggregated $85,870,463, of which $101,597,975 related to appreciated investment securities and $15,727,512 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2015 Fund

June 30, 2017

AFF15-QTLY-0817
1.818355.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	3,054,075	$41,627,044
Fidelity Advisor Series Equity-Income Fund (a)	3,808,434	50,423,672
Fidelity Advisor Series Growth & Income Fund (a)	5,275,092	78,229,616
Fidelity Advisor Series Growth Opportunities Fund (a)	2,206,499	27,470,917
Fidelity Advisor Series Opportunistic Insights Fund (a)	2,214,918	38,583,870
Fidelity Advisor Series Small Cap Fund (a)	1,826,616	21,554,068
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	3,891,308	50,625,921
Fidelity Series 100 Index Fund (a)	1,380,025	21,845,788
Fidelity Series 1000 Value Index Fund (a)	717,077	8,741,174
Fidelity Series All-Sector Equity Fund (a)	2,301,623	29,506,805
Fidelity Series Commodity Strategy Fund (a)(b)	4,004,073	20,500,854
Fidelity Series Real Estate Equity Fund (a)	396,617	5,231,372
Fidelity Series Small Cap Opportunities Fund (a)	1,799,459	25,714,264
TOTAL DOMESTIC EQUITY FUNDS
(Cost $320,613,021)		420,055,365

International Equity Funds - 20.2%
Fidelity Series Emerging Markets Fund (a)	4,493,426	84,835,888
Fidelity Series International Growth Fund (a)	4,546,917	69,295,019
Fidelity Series International Small Cap Fund (a)	950,803	16,135,134
Fidelity Series International Value Fund (a)	6,707,354	68,884,521
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $179,110,808)		239,150,562

Bond Funds - 32.6%
Fidelity Series Emerging Markets Debt Fund (a)	860,362	8,861,726
Fidelity Series Floating Rate High Income Fund (a)	305,612	2,903,313
Fidelity Series High Income Fund (a)	1,842,385	17,779,016
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,171,369	21,344,560
Fidelity Series Investment Grade Bond Fund (a)	28,241,964	317,439,676
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,278,906	11,267,158
Fidelity Series Real Estate Income Fund (a)	520,211	5,847,170
TOTAL BOND FUNDS
(Cost $376,745,459)		385,442,619

Short-Term Funds - 11.8%
Fidelity Advisor Series Short-Term Credit Fund (a)	3,214,539	32,113,246
Fidelity Series Government Money Market Fund 0.99% (a)(c)	108,120,178	108,120,178
TOTAL SHORT-TERM FUNDS
(Cost $140,240,407)		140,233,424
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,016,709,695)		1,184,881,970
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(837,783)
NET ASSETS - 100%		$1,184,044,187

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$45,524,066	$256,329	$7,633,200	$--	$41,627,044
Fidelity Advisor Series Equity-Income Fund	81,815,902	532,372	32,512,834	247,970	50,423,672
Fidelity Advisor Series Growth & Income Fund	56,487,336	24,107,177	3,570,390	--	78,229,616
Fidelity Advisor Series Growth Opportunities Fund	29,904,426	168,161	4,795,280	--	27,470,917
Fidelity Advisor Series Opportunistic Insights Fund	42,300,151	238,590	6,667,565	--	38,583,870
Fidelity Advisor Series Short-Term Credit Fund	33,790,894	320,676	2,033,090	113,766	32,113,246
Fidelity Advisor Series Small Cap Fund	22,747,133	128,039	2,137,006	--	21,554,068
Fidelity Advisor Series Stock Selector Large Cap Value Fund	54,308,043	307,693	4,308,545	--	50,625,921
Fidelity Series 100 Index Fund	23,471,812	132,223	2,386,796	--	21,845,788
Fidelity Series 1000 Value Index Fund	9,072,554	51,183	505,797	--	8,741,174
Fidelity Series All-Sector Equity Fund	31,808,427	179,108	3,542,450	--	29,506,805
Fidelity Series Commodity Strategy Fund	19,730,718	2,477,533	1,114,300	--	20,500,854
Fidelity Series Emerging Markets Debt Fund	9,038,148	172,111	411,481	130,267	8,861,726
Fidelity Series Emerging Markets Fund	88,257,284	499,295	8,882,007	--	84,835,888
Fidelity Series Floating Rate High Income Fund	3,032,156	48,762	171,450	31,327	2,903,313
Fidelity Series Government Money Market Fund 0.99%	105,863,553	7,975,268	5,718,643	192,735	108,120,178
Fidelity Series High Income Fund	18,383,602	345,386	1,028,703	240,776	17,779,016
Fidelity Series Inflation-Protected Bond Index Fund	22,627,640	139,177	1,337,298	3,199	21,344,560
Fidelity Series International Growth Fund	67,875,480	399,604	4,921,350	--	69,295,019
Fidelity Series International Small Cap Fund	15,477,302	91,296	1,042,680	--	16,135,134
Fidelity Series International Value Fund	68,051,945	579,583	3,688,259	--	68,884,521
Fidelity Series Investment Grade Bond Fund	323,226,746	8,764,465	16,867,877	1,893,887	317,439,676
Fidelity Series Long-Term Treasury Bond Index Fund	310,205	10,946,436	12,531	7,942	11,267,158
Fidelity Series Real Estate Equity Fund	5,406,610	46,846	299,508	16,430	5,231,372
Fidelity Series Real Estate Income Fund	5,999,051	95,298	322,772	62,075	5,847,170
Fidelity Series Small Cap Opportunities Fund	27,405,880	153,784	1,913,807	--	25,714,264
Total	$1,211,917,064	$59,156,395	$117,825,619	$2,940,374	$1,184,881,970

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,018,561,099. Net unrealized appreciation aggregated $166,320,871, of which $173,782,895 related to appreciated investment securities and $7,462,024 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2005 Fund

June 30, 2017

FRX-X05-QTLY-0817
1.906834.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $12,345,265)	311,255	21,790,997

Commodity Funds - 1.0%
Fidelity Commodity Strategy Fund Class F(a)(b)
(Cost $1,002,794)	100,355	996,526

International Equity Funds - 10.3%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $8,492,729)	797,721	9,756,123

Bond Funds - 37.4%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $35,345,016)	3,061,476	35,513,126

Inflation-Protected Bond Funds - 5.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $4,932,585)	477,668	4,705,034

Short-Term Funds - 23.3%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)
(Cost $22,073,695)	22,073,695	22,073,695
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $84,192,084)		94,835,501
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,712)
NET ASSETS - 100%		$94,827,789

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$1,010,533	$7,620	$--	$996,526
Fidelity Series Commodity Strategy Fund Class F	929,033	79,552	985,796	--	--
Fidelity Series Global ex U.S. Index Fund	9,513,421	672,792	991,171	--	9,756,123
Fidelity Series Government Money Market Fund Class F 0.99%	20,830,178	2,029,170	785,653	38,718	22,073,695
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,461,766	430,557	168,479	1,259	4,705,034
Fidelity Total Market Index Fund Class F	21,145,117	1,517,633	1,413,735	60,668	21,790,997
Fidelity U.S. Bond Index Fund Class F	33,885,024	2,912,718	1,521,671	217,036	35,513,126
Total	$90,764,539	$8,652,955	$5,874,125	$317,681	$94,835,501

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $84,572,978. Net unrealized appreciation aggregated $10,262,523, of which $10,822,768 related to appreciated investment securities and $560,245 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2030 Fund

June 30, 2017

AFF30-QTLY-0817
1.818364.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,443,126	$155,969,801
Fidelity Advisor Series Equity-Income Fund (a)	14,269,323	188,925,833
Fidelity Advisor Series Growth & Income Fund (a)	19,370,367	287,262,550
Fidelity Advisor Series Growth Opportunities Fund (a)	8,268,195	102,939,033
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,298,947	144,567,660
Fidelity Advisor Series Small Cap Fund (a)	6,844,362	80,763,475
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,467,443	188,221,437
Fidelity Series 100 Index Fund (a)	5,173,547	81,897,250
Fidelity Series 1000 Value Index Fund (a)	2,617,517	31,907,529
Fidelity Series All-Sector Equity Fund (a)	8,625,841	110,583,286
Fidelity Series Commodity Strategy Fund (a)(b)	9,249,038	47,355,073
Fidelity Series Real Estate Equity Fund (a)	1,446,932	19,085,037
Fidelity Series Small Cap Opportunities Fund (a)	6,669,174	95,302,499
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,197,466,102)		1,534,780,463

International Equity Funds - 28.0%
Fidelity Series Emerging Markets Fund (a)	13,829,688	261,104,508
Fidelity Series International Growth Fund (a)	15,950,492	243,085,505
Fidelity Series International Small Cap Fund (a)	3,308,100	56,138,457
Fidelity Series International Value Fund (a)	23,592,714	242,297,174
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $638,896,328)		802,625,644

Bond Funds - 17.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,992,461	20,522,348
Fidelity Series Floating Rate High Income Fund (a)	716,142	6,803,345
Fidelity Series High Income Fund (a)	4,416,319	42,617,483
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,523,491	24,805,919
Fidelity Series Investment Grade Bond Fund (a)	32,935,784	370,198,210
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,095,425	27,270,691
Fidelity Series Real Estate Income Fund (a)	1,226,302	13,783,630
TOTAL BOND FUNDS
(Cost $503,120,261)		506,001,626

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	685,320	6,846,342
Fidelity Series Government Money Market Fund 0.99% (a)(c)	24,573,380	24,573,380
TOTAL SHORT-TERM FUNDS
(Cost $31,412,143)		31,419,722
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $2,370,894,834)		2,874,827,455
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,266,191)
NET ASSETS - 100%		$2,872,561,264

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$162,260,993	$3,043,864	$21,894,912	$--	$155,969,801
Fidelity Advisor Series Equity-Income Fund	287,560,469	5,635,445	106,531,493	875,061	188,925,833
Fidelity Advisor Series Growth & Income Fund	199,402,635	92,369,061	8,860,045	--	287,262,550
Fidelity Advisor Series Growth Opportunities Fund	106,995,666	1,993,877	14,047,711	--	102,939,033
Fidelity Advisor Series Opportunistic Insights Fund	150,855,127	2,829,873	18,856,299	--	144,567,660
Fidelity Advisor Series Short-Term Credit Fund	6,975,659	175,059	311,468	23,932	6,846,342
Fidelity Advisor Series Small Cap Fund	80,012,023	1,519,551	3,701,701	--	80,763,475
Fidelity Advisor Series Stock Selector Large Cap Value Fund	190,903,298	3,650,499	7,498,190	--	188,221,437
Fidelity Series 100 Index Fund	83,215,061	1,568,126	5,149,270	--	81,897,250
Fidelity Series 1000 Value Index Fund	32,100,022	607,359	1,248,921	--	31,907,529
Fidelity Series All-Sector Equity Fund	112,891,828	2,124,731	8,255,649	--	110,583,286
Fidelity Series Commodity Strategy Fund	44,717,598	5,761,090	1,765,828	--	47,355,073
Fidelity Series Emerging Markets Debt Fund	20,427,254	622,279	667,437	298,436	20,522,348
Fidelity Series Emerging Markets Fund	258,234,751	4,938,419	16,759,826	--	261,104,508
Fidelity Series Floating Rate High Income Fund	6,888,450	207,326	278,098	72,393	6,803,345
Fidelity Series Government Money Market Fund 0.99%	21,881,352	3,510,892	818,864	41,730	24,573,380
Fidelity Series High Income Fund	42,727,356	1,378,650	1,668,588	569,050	42,617,483
Fidelity Series Inflation-Protected Bond Index Fund	25,360,275	435,476	889,905	3,699	24,805,919
Fidelity Series International Growth Fund	232,884,065	4,479,795	14,888,734	--	243,085,505
Fidelity Series International Small Cap Fund	53,210,745	1,024,840	3,692,385	--	56,138,457
Fidelity Series International Value Fund	233,497,432	4,479,795	9,363,675	--	242,297,174
Fidelity Series Investment Grade Bond Fund	340,730,927	38,796,402	11,701,681	2,066,602	370,198,210
Fidelity Series Long-Term Treasury Bond Index Fund	254,284	26,984,710	9,049	17,262	27,270,691
Fidelity Series Real Estate Equity Fund	19,129,170	420,410	741,020	59,545	19,085,037
Fidelity Series Real Estate Income Fund	13,733,149	400,266	524,030	145,386	13,783,630
Fidelity Series Small Cap Opportunities Fund	96,962,467	1,825,929	3,751,676	--	95,302,499
Total	$2,823,812,056	$210,783,724	$263,876,455	$4,173,096	$2,874,827,455

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,378,588,808. Net unrealized appreciation aggregated $496,238,647, of which $511,517,985 related to appreciated investment securities and $15,279,338 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2010 Fund

June 30, 2017

FRX-X10-QTLY-0817
1.906836.107

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $74,590,962)	2,086,717	146,091,090

Commodity Funds - 1.1%
Fidelity Commodity Strategy Fund - Class F (a)(b)
(Cost $5,460,609)	546,367	5,425,424

International Equity Funds - 12.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $54,591,710)	5,298,996	64,806,724

Bond Funds - 34.8%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $173,637,963)	15,065,508	174,759,890

Inflation-Protected Bond Funds - 4.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $21,685,953)	2,119,614	20,878,193

Short-Term Funds - 17.9%
Fidelity Series Government Money Market Fund Class F 0.99% (a)(c)
(Cost $89,782,224)	89,782,224	89,782,224
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $419,749,421)		501,743,545
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,567)
NET ASSETS - 100%		$501,702,978

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Strategy Fund - Class F	$--	$5,529,531	$67,258	$--	$5,425,424
Fidelity Series Commodity Strategy Fund Class F	5,222,656	256,946	5,351,575	--	--
Fidelity Series Global ex U.S. Index Fund	64,554,301	2,586,832	6,111,489	--	64,806,724
Fidelity Series Government Money Market Fund Class F 0.99%	86,433,301	6,840,661	3,491,739	158,611	89,782,224
Fidelity Series Inflation-Protected Bond Index Fund Class F	20,224,246	1,554,049	814,956	5,621	20,878,193
Fidelity Total Market Index Fund Class F	144,449,086	6,152,287	8,194,021	411,857	146,091,090
Fidelity U.S. Bond Index Fund Class F	170,584,949	9,847,545	6,852,854	1,078,883	174,759,890
Total	$491,468,539	$32,767,851	$30,883,892	$1,654,972	$501,743,545

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $421,339,815. Net unrealized appreciation aggregated $80,403,730, of which $82,451,388 related to appreciated investment securities and $2,047,658 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2017